UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 1903-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 44.2%
Consumer Discretionary — 4.2%
Aeropostale*#	1,450	$50
Brown Shoe	5,330	81
Buffalo Wild Wings*	1,100	40
Cablevision Systems	33,204	1,071
Carter’s*	3,950	73
Charlotte Russe Holding*	4,600	54
Dick’s Sporting Goods*	39,000	893
DXP Enterprises*	1,400	83
Gap	25,570	497
Hanesbrands*	1,900	45
Hovanian Enterprises, Cl A*#	6,820	49
Las Vegas Sands*#	16,500	782
Monarch Casino & Resort*#	5,440	73
Morningstar*#	700	46
NetFlix*#	4,900	151
New Oriental Education & Technology Group, ADR*	14,300	1,060
NIKE, Cl B	15,220	922
Penn National Gaming*	2,230	75
Penske Auto Group	5,500	73
Sonic*#	4,420	64
Starwood Hotels & Resorts Worldwide	20,430	741
Strayer Education	890	187
Time Warner	77,687	1,272
Tupperware Brands#	1,600	57
WMS Industries*#	2,100	71
Wolverine World Wide#	3,400	89

		8,599
Consumer Staples — 5.0%
Bunge#	10,060	899
Cal-Maine Foods	700	28
Casey’s General Stores	2,500	72
Central European Distribution*#	1,100	63
Chattem*#	2,020	142
Colgate-Palmolive	15,960	1,213
Costco Wholesale	11,700	785
Dean Foods*	50,831	1,279
Flowers Foods	4,200	111
Kraft Foods	35,203	1,109
Lorillard	14,696	1,062
Nash Finch	900	37
PepsiCo	18,000	1,233
Sara Lee	74,439	1,005
Wal-Mart Stores	18,800	1,110

		10,148
Energy — 5.7%
Alliance Holdings LP	1,100	31
Alon USA Energy#	9,530	116
Anadarko Petroleum	7,698	475
Apache	6,231	713
ATP Oil & Gas*#	3,190	82
Atwood Oceanics*	2,850	116
Chevron	19,854	1,714
Concho Resources*#	3,100	101
ConocoPhillips	12,717	1,049
Core Laboratories NV	300	37
Devon Energy	6,800	694
Diamond Offshore Drilling	6,200	682
Encore Acquisition*	2,800	144
Encore Energy Partners LP#	1,800	44
EOG Resources	3,695	386
ExxonMobil	5,150	412
Forest Oil*	9,526	542
ION Geophysical*	7,750	125
Knightsbridge Tankers#	1,300	38
Oil States International*	3,600	200
Parker Drilling*#	7,700	71
Schlumberger	9,100	858
Smith International#	528	37
St. Mary Land & Exploration	1,600	68
Stone Energy*	544	26
Tesoro Petroleum#	2,500	46
Tidewater	15,800	959
TransOcean*	8,645	1,100
Trico Marine Services*#	4,500	107
Weatherford International*	19,500	752

		11,725
Financials — 5.8%
Affiliated Managers Group*#	1,930	184
AIG	33,692	724
Allstate	6,160	278
Amerisafe*	2,700	50
BanColombia SA, ADR	3,500	117
Bank of America	21,180	659
Cash America International	1,700	70
Chubb	2,869	138
Citigroup#	46,604	885
City Holding	1,300	54
CME Group	1,800	604
Community Bank System#	4,900	111
Discover Financial Services	24,811	408
ESSA Bancorp	2,700	36
FirstService*	7,770	130
Flushing Financial#	5,500	96
FPIC Insurance Group*	600	31
Goldman Sachs	4,060	666
International Bancshares	2,000	52
Invesco	39,353	1,009
Jones Lang LaSalle#	1,500	75
JPMorgan Chase	34,400	1,324
Lazard, Cl A#	4,940	209
Loews	18,400	799
LTC Properties REIT#	2,800	75
Marsh & McLennan	34,837	1,112
Mid-America Apartment Communities REIT#	1,400	70
Montpelier Re Holdings	6,000	97
Nationwide Health Properties REIT#	3,400	117
Navigators Group*	1,200	63
Portfolio Recovery Associates*#	3,940	168
Prosperity Bancshares	1,200	38
Prudential Financial	8,360	616
SVB Financial Group*#	1,700	95
Travelers	9,505	420
UMB Financial	2,000	104
Wells Fargo	6,405	194
Wilmington Trust#	1,800	42

		11,920
Healthcare — 6.0%
Abbott Laboratories	19,010	1,092
Amedisys*#	1,500	80

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
AmSurg*	3,500	$95
Bio-Reference Labs*#	7,420	210
Boston Scientific*	31,120	391
Bristol-Myers Squibb	39,681	847
Cerner*#	12,600	580
DENTSPLY International	27,800	1,090
Emergent Biosolutions*	4,000	55
Gen-Probe*	14,200	848
Genzyme*	12,960	1,015
HealthExtras*	3,800	124
Icon, ADR*	5,750	234
Masimo*	1,100	44
Merck	26,920	960
Meridian Bioscience#	1,700	48
NuVasive*#	1,350	64
Owens & Minor#	1,000	46
Parexel International*	2,300	73
Pfizer	88,038	1,682
Pharmaceutical Product Development	2,340	96
PharMerica*	1,600	38
Sciele Pharma#	3,640	70
Syneron Medical*#	7,190	119
Techne*	1,400	108
Tenet Healthcare*#	115,985	699
Thermo Fisher Scientific*	16,200	981
United Therapeutics*	400	43
Universal Health Services, Cl B	1,200	74
WellCare Health Plans*	2,560	107
Wyeth	8,980	389

		12,302
Industrials — 4.5%
AAR*#	7,250	115
American Reprographics*	3,940	70
BE Aerospace*	4,000	96
Covanta Holding*	21,000	584
Crane	700	26
Danaher	12,550	1,024
Esterline Technologies*	3,870	219
Expeditors International Washington	13,400	484
First Solar*	3,150	871
Gardner Denver*	2,400	108
GATX	1,900	83
General Electric	70,349	1,977
Graco#	3,140	120
GrafTech International*	3,300	67
Greenbrier#	4,760	95
Heidrick & Struggles International#	4,110	125
Houston Wire & Cable#	5,310	90
Huron Consulting Group*	1,350	87
ICF International*	5,550	102
IDEX	5,270	195
Kansas City Southern*	2,300	118
Kirby*	1,600	73
Navigant Consulting*#	3,500	61
NCI Building Systems*#	2,000	77
Orbital Sciences*	4,900	130
Oshkosh Truck, Cl B	4,110	63
Pacer International	2,000	42
Polypore International*	1,800	49
Sauer-Danfoss	3,300	108
Stanley*	1,200	41
Textainer Group Holdings	3,700	67
United Parcel Service, Cl B	10,216	655
United Technologies	14,900	977
Watson Wyatt Worldwide, Cl A	1,800	105

		9,104
Information Technology — 7.3%
Adobe Systems*	13,900	595
Amkor Technology*	6,600	50
ANSYS*	4,740	210
Apple*	5,680	963
ASML Holding NV	16,430	389
Atheros Communications*#	2,300	75
Ciber*#	9,000	70
Cisco Systems*	42,090	1,012
Citrix Systems*#	24,900	754
Comtech Telecommunications*	5,820	266
CryptoLogic#	8,600	70
Digital River*#	4,850	212
FactSet Research Systems#	2,980	187
Flir Systems*	5,040	180
Google, Cl A*	2,675	1,239
Integral Systems*	1,400	63
Intel	32,000	732
j2 Global Communications*#	9,020	223
Lexmark International, Cl A*	22,416	806
McAfee*	23,480	929
Microchip Technology#	24,950	799
Microsoft	86,523	2,361
Netgear*#	6,140	103
ON Semiconductor*	90,000	852
Oracle*	37,100	814
OSI Systems*	3,220	75
Perot Systems, Cl A*	6,450	115
Renesola, ADR*#	5,800	110
Shanda Interactive Entertainment, ADR*#	2,300	61
Skyworks Solutions*#	7,300	71
Synaptics*#	1,400	73
Teradyne*	7,400	69
Trimble Navigation*	4,900	166
TTM Technologies*#	5,700	68
Tyler Technologies*	5,900	96

		14,858
Materials — 2.3%
A.M. Castle & Co.#	3,820	77
Aptargroup	2,600	105
Balchem	2,200	60
Barrick Gold	11,540	401
Carpenter Technology	2,800	109
CF Industries Holdings	400	61
E.I. DuPont de Nemours	5,546	246
Ecolab	13,600	622
Methanex#	5,610	141
NewMarket	1,600	109
Northgate Minerals*	57,380	87
OM Group*	2,550	94
Owens-Illinois*	18,404	821
Praxair	7,970	716
Scotts Miracle-Gro, Cl A	2,800	75
Universal Stainless & Alloy*#	3,120	113

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Weyerhaeuser	16,663	$925

		4,762
Other Energy — 0.7%
Petroleo Brasileiro SA, ADR	25,600	1,350
Telecommunication Services — 1.5%
American Tower, Cl A*	12,250	506
AT&T	25,212	806
Fairpoint Communications (A)	1	0
NII Holdings*#	10,350	544
NTELOS Holdings	1,900	56
Partner Communications, ADR#	3,800	81
Syniverse Holdings*	3,900	65
Verizon Communications	26,325	925

		2,983
Utilities — 1.2%
AES*	36,000	549
Avista	2,000	45
Calpine*	16,440	296
Exelon	7,477	568
FPL Group	7,030	422
Laclede Group	1,700	76
Questar	4,190	218
South Jersey Industries#	1,200	43
UGI	5,200	143

		2,360
Total Common Stocks
(Cost $82,390)		90,111
PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae	13,500	194
Freddie Mac	6,900	97

		291
Financials — 0.0%
Merrill Lynch#	3,000	65
Total Preferred Stocks
(Cost $450)		356
FOREIGN COMMON STOCKS — 8.9%
Consumer Discretionary — 0.9%
Compass Group PLC (United Kingdom)	28,470	190
Dena (Japan)#	27	132
Espirit Holdings (Hong Kong)	14,065	116
Fielmann AG (Germany)	2,045	155
Li & Fung (Hong Kong)	57,988	176
Li Ning (Hong Kong)#	38,152	95
LVMH Moet Hennessy Louis Vuitton SA (France)	1,310	139
MegaStudy (South Korea)	535	112
Modern Times Group AB, Cl B (Sweden)	2,350	124
Nitori (Japan)	3,162	176
Nokian Renkaat Oyj (Finland)#	4,685	167
Raffles Education (Singapore)	333,370	196
Yamada Denki (Japan)	1,910	137

		1,915
Consumer Staples — 1.2%
Companhia de Bebidas das Americas, ADR (Brazil)	13,400	829
Hengan International Group (Hong Kong)#	31,846	107
Imperial Tobacco Group PLC (United Kingdom)	5,050	166
Nestle SA (Switzerland)	8,410	371
Oriflame Cosmetics SA, ADR (Sweden)	2,510	145
Reckitt Benckiser Group PLC (United Kingdom)	4,413	223
Tesco PLC (United Kingdom)	19,355	134
Wilmar International (Singapore)#	86,152	228
Woolworths (Australia)	6,580	159

		2,362
Energy — 0.9%
BG Group PLC (United Kingdom)	15,583	346
BP PLC, ADR (United Kingdom)	14,707	847
China Oilfield Services (China)	58,440	78
Energy XXI Bermuda (Bermuda)*#	10,700	50
Fugro NV (Netherlands)	2,080	160
Suncor Energy (Canada)	2,920	166
WorleyParsons (Australia)	4,125	130

		1,777
Financials — 1.1%
Banco Latinoamericano de Exportaciones SA, Cl E (Panama)	2,700	49
China Overseas Land & Investment (Hong Kong)	51,760	86
ICAP PLC (United Kingdom)	11,110	96
IG Group Holdings PLC (United Kingdom)	17,410	109
IRF European Finance Investments (Greece) (B)	31,579	153
Kerry Properties (Hong Kong)	27,490	131
Man Group PLC (United Kingdom)	16,666	172
Mitsubishi UFJ Financial Group, ADR (Japan)	21,540	165
National Bank of Greece SA (Greece)	3,694	163
Sumitomo Realty & Development (Japan)	6,216	124
XL Capital, Cl A (Cayman Islands)#	50,723	1,019

		2,267
Healthcare — 1.0%
Actelion (Switzerland)*	3,135	180
CSL (Australia)	6,300	220
Grifols SA (Spain)	5,560	165
Novartis AG, ADR (Switzerland)	4,235	236
Roche Holdings AG (Switzerland)	3,055	514
Synthes (Switzerland)	1,210	168
Terumo (Japan)	2,630	146
Teva Pharmaceutical Industries, ADR (Israel)#	7,970	377

		2,006
Industrials — 0.8%
ABB, ADR (Switzerland)	8,925	219
Bauer AG (Germany)	1,670	140
Capita Group PLC (United Kingdom)	10,330	133
China High Speed Transmission Equipment Group (China)	69,300	135
Daikin Industries (Japan)	3,260	110
Fanuc (Japan)	1,130	84
Kurita Water Industries (Japan)	4,180	136
Mitsubishi (Japan)	6,156	169

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 8.9%
Industrials — continued
Rational AG (Germany)	880	$155
Vestas Wind Systems A/S (Denmark)*	2,645	359
Zhongde Waste Technology AG (Germany)	1,535	56

		1,696
Information Technology — 1.8%
Alcatel-Lucent, ADR (France)*#	135,453	837
Amdocs (Guernsey)*	27,170	820
Autonomy PLC (United Kingdom)*	9,830	205
Nice Systems, ADR (Israel)*	4,700	144
Nintendo (Japan)	696	327
Research In Motion (Canada)*	2,680	326
SAP AG, ADR (Germany)#	3,500	196
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	20,980	204
Temenos Group AG (Switzerland)*	14,670	385
Tencent Holdings (China)	23,310	198
Wirecard AG (Germany)*	10,246	124

		3,766
Materials — 0.7%
BHP Billiton, ADR (Australia)#	3,460	244
Companhia Vale do Rio Doce, ADR (Brazil)	4,350	116
K+S AG (Germany)	1,210	146
Kuraray (Japan)	14,604	152
Syngenta AG, ADR (Switzerland)	6,020	323
Votorantim Celulose e Papel SA, ADR (Brazil)#	2,400	51
Yara International ASA (Norway)	3,800	235
Zijin Mining Group, Cl H (Hong Kong)	198,419	134

		1,401
Telecommunication Services — 0.3%
MTN Group (South Africa)	7,845	121
Vimpel-Communications, ADR (Russia)	3,890	93
Vodafone Group PLC, ADR (United Kingdom)	18,195	465

		679
Utilities — 0.2%
Red Electrica de Espana (Spain)	3,650	215
Scottish & Southern Energy PLC (United Kingdom)	6,472	171

		386
Total Foreign Common Stocks
(Cost $18,049)		18,255
EXCHANGE TRADED FUNDS — 11.7%
iShares MSCI EAFE Value Index Fund#	260,100	14,833
iShares MSCI Emerging Markets Index Fund#	73,796	2,956
S&P Depository Receipt, Trust Series 1	24,179	3,112
Vanguard Emerging Markets#	70,650	2,901
Total Exchange Traded Funds
(Cost $24,985)		23,802
FOREIGN EQUITY CERTIFICATES — 0.2%
Industrials — 0.0%
Everest Kanto Cylinder (India), Issued by Bear Stearns, Expires 12/16/10 (C)	14,400	98
Information Technology — 0.1%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (C)	1,280	109
Educomp Solutions (India), Issued by Bear Stearns, Expires 08/31/17 (C)	650	57

		166
Telecommunication Services — 0.1%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (C)	6,265	119
Bharti Airtel (India), Issued by Bear Stearns, Expires 12/15/16 (C)	3,700	71

		190
Total Foreign Equity Certificates
(Cost $374)		454

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 12.8%
Federal National Mortgage Association — 12.7%
Federal National Mortgage Association
7.000%, 06/01/31	$$11	11
7.000%, 01/01/33	56	59
7.000%, 10/01/33	10	11
6.500%, 01/01/38	978	1,007
6.500%, 09/01/38 (TBA)	1,400	1,440
6.000%, 09/01/32	39	39
6.000%, 09/01/36	1,301	1,316
6.000%, 07/01/37	878	888
6.000%, 09/01/37	796	805
6.000%, 02/01/38	1,844	1,864
6.000%, 09/01/38 (TBA)	1,330	1,343
5.500%, 02/01/32	171	170
5.500%, 07/01/33	18	18
5.500%, 12/01/33	268	266
5.500%, 05/01/35	186	185
5.500%, 12/01/35	63	62
5.500%, 12/01/36	4,279	4,240
5.500%, 03/01/37	987	976
5.500%, 04/01/37	1,836	1,815
5.500%, 07/01/37	116	115
5.448%, 01/01/36 (D)	743	751
5.000%, 06/01/20	499	497
5.000%, 07/01/20	136	135
5.000%, 02/01/21	944	938
5.000%, 09/01/33	45	44
5.000%, 10/01/33	95	92
5.000%, 11/01/33	522	506
5.000%, 08/01/35	43	42
5.000%, 10/01/35	507	489
5.000%, 11/01/35	455	439
5.000%, 12/01/35	418	404
5.000%, 12/01/37	986	949
4.500%, 08/01/20	1,124	1,105
4.500%, 10/01/20	509	498
4.500%, 03/01/21	939	924
4.500%, 01/01/23	952	923
4.500%, 09/01/35	520	485

		25,851

	Par (000)	Value (000)
Government National Mortgage Association — 0.1%
Government National Mortgage Association
6.500%, 09/15/28	$14	$14
6.500%, 07/15/32	27	28
6.500%, 10/15/33	15	16
6.000%, 08/15/32	18	18
6.000%, 02/15/33	83	85
6.000%, 11/15/33	32	33
6.000%, 06/15/35	98	100

		294
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $26,168)		26,145
CORPORATE BONDS — 6.2%
Cable — 0.2%
Comcast
5.300%, 01/15/14	115	112
Comcast Cable Communications LLC
7.125%, 06/15/13	135	144
Time Warner Cable
5.850%, 05/01/17	175	167

		423
Consumer Staples — 0.1%
Dr. Pepper Snapple Group
6.820%, 05/01/18(C)	90	92
Kraft Foods
6.125%, 08/23/18	150	147

		239
Energy — 0.6%
Energy Transfer Partners LP
5.950%, 02/01/15	200	197
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	190	186
Nexen
5.875%, 03/10/35	225	191
NGPL Pipe
7.768%, 12/15/37(C)	125	128
Petro-Canada
6.050%, 05/15/18	195	189
Suncor Energy
6.100%, 06/01/18	170	169
XTO Energy
5.750%, 12/15/13	165	166

		1,226
Financials — 2.5%
American Express
8.150%, 03/19/38	300	307
Bank of America
7.800%, 09/15/16	75	79
5.420%, 03/15/17	100	89
8.000%, 12/29/49(D)	375	335
Citigroup
8.400%, 04/30/49(D)	435	370
Citigroup Capital XXI
8.300%, 12/21/49(D)	125	113
General Electric Capital (MTN)
5.875%, 01/14/38	1,300	1,175
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13(C)	100	96
Goldman Sachs Group
6.125%, 02/15/33	75	65
HSBC Finance
6.375%, 10/15/11	15	15
International Lease Finance (MTN)
5.625%, 09/15/10	245	232
JPMorgan Chase
6.000%, 01/15/18	310	301
7.900%, 04/29/49#(D)	255	232
KeyCorp (MTN)
6.500%, 05/14/13	190	158
Lloyds TSB Group PLC
6.267%, 11/14/16 (C) (D)	300	238
Merrill Lynch
5.450%, 02/05/13	75	70
Merrill Lynch (MTN)
6.875%, 04/25/18#	295	272
Morgan Stanley (MTN)
6.625%, 04/01/18	160	149
MUFG Capital Finance 1
6.346%, 07/25/16(D)	100	83
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	125	123
Regions Financing Trust II
6.625%, 05/01/47(D)	145	81
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49(D)	200	169
Wachovia
7.980%, 02/28/49(D)	80	60
Wachovia Capital Trust III
5.800%, 03/15/42(D)	465	251
Wells Fargo Capital XIII
7.700%, 12/29/49(D)	75	71

		5,134
Healthcare — 0.2%
GlaxoSmithKline Capital
5.650%, 05/15/18	175	176
UnitedHealth Group
4.875%, 02/15/13	150	146
WellPoint
5.000%, 12/15/14	150	139

		461
Industrials — 0.3%
Centex
6.500%, 05/01/16	130	105
CRH America
8.125%, 07/15/18	160	164
D.R. Horton
6.875%, 05/01/13	115	102
Koninklijke Philips Electronics NV
6.875%, 03/11/38	170	177

		548
Insurance — 0.2%
AIG
8.175%, 05/15/49 (C) (D)	150	116
American General Finance (MTN)
3.875%, 10/01/09	275	264

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
AXA SA
6.379%, 12/14/49 (C) (D)	$100	$79

		459
Media — 0.1%
Thomson Reuters
5.700%, 10/01/14	185	185
Real Estate Investment Trusts — 0.3%
AMB Property LP (MTN)
6.300%, 06/01/13	150	150
iStar Financial
5.950%, 10/15/13	235	166
Realty Income
6.750%, 08/15/19	170	157
Simon Property Group LP
5.300%, 05/30/13	180	173

		646
Retail — 0.3%
Autozone
6.500%, 01/15/14	85	86
CVS Caremark
5.750%, 06/01/17	140	137
Home Depot
5.875%, 12/16/36	210	166
Wal-Mart Stores
5.250%, 09/01/35	315	275

		664
Technology — 0.1%
KLA-Tencor
6.900%, 05/01/18	100	98
Oracle
5.750%, 04/15/18	135	136

		234
Telecommunications — 0.5%
AT&T
5.625%, 06/15/16	75	75
6.400%, 05/15/38	150	144
GTE
6.940%, 04/15/28	345	332
Telecom Italia Capital SA
6.999%, 06/04/18	200	196
Telefonica Emisiones SAU
6.221%, 07/03/17	125	124

		871
Transportation — 0.2%
Burlington Northern Santa Fe
6.750%, 07/15/11	165	174
ERAC USA Finance
6.375%, 10/15/17 (C)	130	110

		284
Utilities — 0.6%
Appalachian Power
4.950%, 02/01/15	165	155
Baltimore Gas & Electric
6.125%, 07/01/13	205	206
Bruce Mansfield Unit
6.850%, 06/01/34	100	103
Dominion Resources
7.000%, 06/15/38	150	155
Midamerican Energy
6.750%, 12/30/31	140	146
Nisource Finance
6.400%, 03/15/18	175	167
Potomac Electric Power
6.500%, 11/15/37	150	149
Southwestern Public Service
6.000%, 10/01/36	120	112

		1,193
Total Corporate Bonds
(Cost $13,498)		12,567
ASSET BACKED SECURITIES — 3.8%
Automotive — 1.1%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	995	993
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	500	500
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	420	420
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	340	340

		2,253
Credit Cards — 1.9%
Chase Issuance Trust, Series 2005-A3, Cl A
2.487%, 10/17/11## (D)	970	967
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	785	785
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	870	880
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	385	384
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
2.457%, 09/15/11## (D)	800	796

		3,812
Mortgage Related — 0.2%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	476
Utilities — 0.6%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	600	624

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — continued
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	$565	$611

		1,235
Total Asset Backed Securities
(Cost $7,828)		7,776
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
2.331%, 03/02/09## (D)	200	200
Federal Home Loan Bank — 0.4%
Federal Home Loan Bank
2.180%, 09/10/08# ##	800	800
Federal National Mortgage Association — 2.0%
Federal National Mortgage Association (DN)
4.750%, 12/15/10# (E)	2,605	2,690
2.810%, 02/09/09 (E)	1,375	1,358

		4,048
Total U.S. Government Agency Obligations
(Cost $5,044)		5,048
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds — 0.4%
5.375%, 02/15/31#	400	451
4.500%, 02/15/36	250	253

		704
U.S. Treasury Inflationary Index Bond — 0.8%
1.625%, 01/15/18#	1,535	1,599
U.S. Treasury Note — 0.3%
4.875%, 08/15/16#	625	680
Total U.S. Treasury Obligations
(Cost $2,973)		2,983
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,256
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	805	812
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	975
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	646
Total Collateralized Mortgage Obligations
(Cost $3,651)		3,689
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	556
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (D)	875	834
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	730	688
Total Commercial Mortgage-Backed Securities
(Cost $2,180)		2,078

	Number of Shares
AFFILIATED MONEY MARKET FUND — 7.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	14,338,671	14,339
(Cost $14,339)
Total Investments Before Collateral for Loaned Securities – 101.8%
(Cost $201,929)		207,603
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 12.2%
Affiliated Money Market Fund — 4.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	9,324,793	9,325
	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$583	583
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	233	233
Certificates of Deposit — 1.4%
ABN AMRO Bank
2.410%, 09/26/08	583	583
Bank of Nova Scotia
2.390%, 09/26/08	583	583
Bank of Scotland
2.400%, 09/22/08	583	583
Lloyds TSB Bank PLC
2.400%, 09/26/08	583	583
Rabobank
2.380%, 09/26/08	583	583

		2,915
Medium Term Notes — 0.5%
Morgan Stanley
2.160%, 04/03/09 (D)	466	466
2.210%, 04/15/09 (D)	466	466

		932
	Number of Shares
Money Market Funds — 1.6%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	1,118,975	1,119
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	1,118,975	1,119

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Money Market Funds — continued
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	1,118,975	$1,119

		3,357
Non-Registered Investment Company — 0.1%
BlackRock Institutional Money Market Trust	236,051	236
	Par (000)
Repurchase Agreements — 3.6%
Bank of America
2.120%, 09/02/08	$3,497	3,497
Dresdner Securities
2.110%, 09/02/08	3,031	3,031
HSBC Securities
2.100%, 09/02/08	319	319
Lehman Brothers
2.120%, 09/02/08	506	506

		7,353
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $24,934)		24,934
TOTAL INVESTMENTS — 114.0%
(Cost $226,863)**		232,537
Other Assets & Liabilities – (14.0)%		(28,544)
TOTAL NET ASSETS — 100.0%		$203,993

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $228,455.

Gross unrealized appreciation (000)	$13,222
Gross unrealized depreciation (000)	(9,140)

Net unrealized appreciation (000)	$4,082

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $23,714.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Value is less than $500.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $153 and represents 0.1% of net assets as of August 31, 2008.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,313 and represents 0.6% of net assets as of August 31, 2008.
(D)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.
(E)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

TBA — To Be Announced

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225®	2	$249	09/13/08	$(8)

Cash in the amount of $4,921 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.8%
Consumer Discretionary — 14.9%
Autoliv (Sweden)#	68,900	$2,645
Barratt Developments PLC (United Kingdom)	2,442,400	6,513
Bellway PLC (United Kingdom)	399,576	4,455
Christian Dior (France)	36,100	3,840
Compass Group PLC (United Kingdom)	341,000	2,269
Continental AG (Germany)#	32,207	3,492
Culture Convenience Club (Japan)#	229,900	1,431
Dena (Japan)#	253	1,234
Duni AB (Sweden)	257,900	1,665
Espirit Holdings (Hong Kong)	168,500	1,391
Fielmann AG (Germany)	24,474	1,860
Li & Fung (Hong Kong)	694,600	2,112
Li Ning (Hong Kong)#	457,060	1,135
LVMH Moet Hennessy Louis Vuitton SA (France)	15,740	1,672
MegaStudy (South Korea)	6,375	1,335
Modern Times Group AB, Cl B (Sweden)	28,140	1,489
Nitori (Japan)	37,930	2,106
Nokian Renkaat Oyj (Finland)#	56,070	1,997
Persimmon PLC (United Kingdom)	737,511	4,992
Raffles Education (Singapore)#	3,993,460	2,347
Taylor Wimpey PLC (United Kingdom)	1,666,212	1,638
Yamada Denki (Japan)	22,880	1,644

		53,262
Consumer Staples — 8.4%
Asahi Breweries (Japan)	247,600	4,586
Greencore Group PLC (Ireland)	867,233	2,523
Hengan International Group (Hong Kong)#	381,460	1,276
Imperial Tobacco Group PLC (United Kingdom)	60,522	1,996
Meiji Dairies (Japan)	805,000	4,597
Nestle SA (Switzerland)	100,700	4,437
Oriflame Cosmetics SA, ADR (Sweden)	30,000	1,734
Reckitt Benckiser Group PLC (United Kingdom)	52,900	2,674
Tesco PLC (United Kingdom)	231,880	1,607
Wilmar International (Singapore)#	1,031,980	2,733
Woolworths (Australia)	78,760	1,902

		30,065
Energy — 6.2%
BG Group PLC (United Kingdom)	186,617	4,139
China Oilfield Services (China)	700,000	931
Fugro NV (Netherlands)	24,920	1,922
Sasol (South Africa)	74,150	4,082
Suncor Energy (Canada)	35,000	1,989
Technip SA (France)	51,500	4,227
Thai Oil PCL (Thailand)	2,191,200	3,184
WorleyParsons (Australia)	49,401	1,555

		22,029
Financials — 11.3%
Anglo Irish Bank PLC (Ireland)	435,474	3,772
Banco Bilbao Vizcaya Argentaria SA (Spain)	186,800	3,152
Bank of Ireland (Ireland)	475,770	3,814
China Overseas Land & Investment (Hong Kong)	620,000	1,030
DNB ASA (Norway)	292,900	3,396
Hannover Rueckversicherung AG (Germany)	39,000	1,664
ICAP PLC (United Kingdom)	133,000	1,145
IG Group Holdings PLC (United Kingdom)	208,500	1,312
Investor AB, Cl B (Sweden)	155,245	3,269
IRF European Finance Investments (Greece) (A)	284,500	1,380
KBC Groep NV (Belgium)	26,600	2,527
Kerry Properties (Hong Kong)	329,320	1,570
Lloyds TSB Group PLC (United Kingdom)	626,261	3,456
Man Group PLC (United Kingdom)	199,556	2,056
Mitsubishi UFJ Financial Group, ADR (Japan)#	258,000	1,971
Muenchener Rueckversicherung AG (Germany)	10,500	1,630
National Bank of Greece SA (Greece)	44,200	1,949
Sumitomo Realty & Development (Japan)	74,460	1,482

		40,575
Healthcare — 7.2%
Actelion (Switzerland)*	37,600	2,158
CSL (Australia)	75,450	2,633
Grifols SA (Spain)	66,650	1,978
Icon PLC, ADR (Ireland)*	42,550	1,733
Novartis AG, ADR (Switzerland)	50,675	2,820
Roche Holdings AG (Switzerland)	36,610	6,161
Synthes (Switzerland)	14,500	2,007
Terumo (Japan)	31,500	1,752
Teva Pharmaceutical Industries, ADR (Israel)#	95,490	4,521

		25,763
Industrials — 15.9%
ABB, ADR (Switzerland)	106,875	2,626
Andritz AG (Austria)	67,700	4,152
Bauer AG (Germany)	19,950	1,675
Camillo Eitzen (Norway)	207,350	2,045
Capita Group PLC (United Kingdom)	123,701	1,592
Cargotec, Cl B (Finland)	114,400	3,507
China High Speed Transmission Equipment Group (China)	830,155	1,615
Compagnie de Saint-Gobain (France)	38,700	2,364
Daikin Industries (Japan)	39,000	1,315
Demag Cranes AG (Germany)	40,400	2,200
Eitzen Maritime Services ASA (Norway)*	59,141	31
Fanuc (Japan)	13,500	1,004
Iino Kaiun Kaisha (Japan)	406,000	3,098
Kone Oyj, Cl B (Finland)	115,700	3,583
Konecranes Oyj (Finland)	113,200	3,736
Kurita Water Industries (Japan)	50,050	1,629
Mitsubishi (Japan)	73,751	2,026
Nippon Yusen Kabushiki (Japan)	511,000	4,078
Rational AG (Germany)	10,610	1,863
Tognum AG (Germany)	142,100	3,107
Trevi Finanziaria SpA (Italy)	83,001	1,914
Vestas Wind Systems A/S (Denmark)*	31,655	4,295
YIT Oyj (Finland)	174,399	2,713
Zhongde Waste Technology AG (Germany)	18,330	672

		56,840
Information Technology — 7.9%
Autonomy PLC (United Kingdom)*	117,700	2,458
Nice Systems, ADR (Israel)*#	56,360	1,726
Nintendo (Japan)	8,375	3,932
Research In Motion (Canada)*	32,100	3,903
Samsung Electronics (South Korea)	6,700	3,143
SAP AG, ADR (Germany)	41,880	2,348
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	251,260	2,440
Temenos Group AG (Switzerland)*	175,660	4,609
Tencent Holdings (China)#	279,300	2,370
Wirecard AG (Germany)*	122,797	1,490

		28,419

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Materials — 16.5%
BASF (Germany)	55,600	$3,208
BHP Billiton, ADR (Australia)#	97,992	6,909
Cemex SA de CV, ADR (Mexico)	142,263	2,852
Companhia Vale do Rio Doce, ADR (Brazil)	52,100	1,383
CRH PLC (Ireland)	105,324	2,765
Imerys SA (France)	43,472	2,784
K+S AG (Germany)	14,480	1,748
Kuraray (Japan)	174,900	1,823
Maruichi Steel Tube (Japan)	127,800	3,809
Methanex (Canada)	153,600	3,903
Metorex (South Africa)*	1,170,651	2,484
Sappi (South Africa)	296,700	3,124
Showa Denko KK (Japan)	1,404,000	3,733
Smurfit Kappa Group PLC (Ireland)	530,700	3,424
Solvay SA (Belgium)	27,899	3,416
Syngenta AG, ADR (Switzerland)	72,150	3,873
UPM-Kymmene Oyj (Finland)	198,500	3,392
Yara International ASA (Norway)	45,550	2,820
Zijin Mining Group, Cl H (Hong Kong)	2,376,905	1,608

		59,058
Telecommunication Services — 3.9%
KDDI (Japan)	607	3,535
MTN Group (South Africa)	94,000	1,445
SK Telecom (South Korea)	22,200	4,090
Vimpel-Communications, ADR (Russia)#	46,575	1,119
Vodafone Group PLC, ADR (United Kingdom)	142,875	3,651

		13,840
Utilities — 3.6%
Kansai Electric Power (Japan)	161,200	3,956
Red Electrica de Espana (Spain)	43,700	2,578
Scottish & Southern Energy PLC (United Kingdom)	77,560	2,043
Tokyo Electric Power (Japan)	148,600	4,239

		12,816
Total Foreign Common Stocks
(Cost $343,726)		342,667
FOREIGN EQUITY CERTIFICATES — 1.5%
Industrials — 0.4%
Everest Kanto Cylinder (India), Issued by Bear Stearns, Expires 12/16/10 (B)	185,812	1,269
Information Technology — 0.5%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (B)	23,100	1,972
Telecommunication Services — 0.6%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (B)	119,420	2,259
Total Foreign Equity Certificates
(Cost $3,157)		5,500
AFFILIATED MONEY MARKET FUND — 2.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,660,699	8,661
(Cost $8,661)
Total Investments Before Collateral for Loaned Securities – 99.7%
(Cost $355,544)		356,828
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 6.9%
Non-Registered Investment Company — 6.9%
BlackRock Institutional Money Market Trust	24,602,709	24,603
(Cost $24,603)
TOTAL INVESTMENTS — 106.6%
(Cost $380,147)**		381,431
Other Assets & Liabilities – (6.6)%		(23,758)
TOTAL NET ASSETS — 100.0%		$357,673

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $380,689.

Gross unrealized appreciation (000)	$50,452
Gross unrealized depreciation (000)	(49,710)

Net unrealized appreciation (000)	$742

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $22,464.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $1,380 and represents 0.4% of net assets as of August 31, 2008.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,500 and represents 1.5% of net assets as of August 31, 2008.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225®	28	$3,658	09/13/08	$(272)

Cash in the amount of $137,786 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

At August 31, 2008, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
Japan	16.5%	$58,980
United Kingdom	13.5	47,996
Switzerland	8.0	28,690
Germany	7.5	26,958
Finland	5.3	18,928
Ireland	5.1	18,031
France	4.2	14,887
Australia	3.6	12,999
South Africa	3.1	11,135
Sweden	3.0	10,802
Hong Kong	2.8	10,123
Canada	2.7	9,796
South Korea	2.4	8,567
Norway	2.3	8,292
Spain	2.2	7,709
Israel	1.7	6,247
Belgium	1.7	5,943
India	1.5	5,500
Singapore	1.4	5,080
China	1.4	4,916
Denmark	1.2	4,295
Austria	1.2	4,152
Greece	0.9	3,328
Thailand	0.9	3,184
Mexico	0.8	2,852
Taiwan	0.7	2,440
Netherlands	0.5	1,922
Italy	0.5	1,913
Brazil	0.4	1,383
Russia	0.3	1,119

Total Foreign Common Stocks and Equity Certificates	97.3	348,167
Affiliated Money Market Fund	2.4	8,661

Total Investments Before Collateral for Loaned Securities	99.7	356,828
Short Term Investments Held as Collateral for Loaned Securities	6.9	24,603

Total Investments	106.6	381,431
Other Assets and Liabilities	(6.6)	(23,758)

Net Assets	100.0%	$357,673

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 8.5%
Dick’s Sporting Goods*#	176,100	$4,031
New Oriental Education & Technology Group, ADR*#	56,000	4,150
NIKE, Cl B	68,000	4,121
Starwood Hotels & Resorts Worldwide	94,600	3,429

		15,731
Consumer Staples — 11.3%
Archer-Daniels-Midland	100,000	2,546
Bunge#	53,300	4,763
Colgate-Palmolive	64,500	4,904
Costco Wholesale	47,000	3,152
PepsiCo	80,710	5,527

		20,892
Energy — 13.6%
Anadarko Petroleum	41,000	2,531
Devon Energy	33,500	3,419
EOG Resources	33,800	3,529
National Oilwell Varco*	44,500	3,281
Schlumberger	39,700	3,740
TransOcean*	36,311	4,619
Weatherford International*	102,020	3,936

		25,055
Financials — 14.6%
Bank of America	94,260	2,935
Bank of New York Mellon	91,000	3,150
Goldman Sachs	18,030	2,956
JPMorgan Chase	125,980	4,849
Loews	109,000	4,734
MetLife#	102,000	5,528
Wells Fargo	92,000	2,785

		26,937
Healthcare — 12.5%
Abbott Laboratories	74,000	4,250
Baxter International	42,000	2,846
DENTSPLY International	120,000	4,703
Genzyme*	50,000	3,915
Johnson & Johnson	25,000	1,761
Teva Pharmaceutical Industries, ADR#	38,000	1,799
Thermo Fisher Scientific*	63,000	3,815

		23,089
Industrials — 11.4%
3M	39,850	2,853
Boeing	34,000	2,229
Danaher	54,000	4,405
General Electric	105,430	2,963
Stericycle*	56,000	3,321
United Technologies	79,120	5,189

		20,960
Information Technology — 14.7%
Apple*	21,800	3,696
Cisco Systems*	171,640	4,128
Citrix Systems*#	112,000	3,390
Google, Cl A*	8,800	4,077
Microchip Technology#	98,200	3,143
Microsoft	179,620	4,902
Oracle*	171,000	3,750

		27,086
Materials — 3.6%
Allegheny Technologies	56,000	2,744
Ecolab	82,560	3,776

		6,520
Telecommunication Services — 3.1%
American Tower, Cl A*	51,000	2,108
NII Holdings*	69,440	3,647

		5,755
Utilities — 3.6%
AES*	214,550	3,274
Equitable Resources	67,220	3,355

		6,629
Total Common Stocks
(Cost $160,431)		178,654
FOREIGN COMMON STOCKS — 2.0%
Information Technology — 2.0%
Amdocs (Guernsey)*	120,000	3,623
(Cost $3,960)
AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	414,190	414
(Cost $414)
Total Investments Before Collateral for Loaned Securities – 99.1%
(Cost $164,805)		182,691
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 11.6%
Affiliated Money Market Fund — 4.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,111,361	8,111

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$507	507
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	203	203
Certificates of Deposit — 1.4%
ABN AMRO Bank
2.410%, 09/26/08	507	507
Bank of Nova Scotia
2.390%, 09/26/08	507	507
Bank of Scotland
2.400%, 09/22/08	507	507
Lloyds TSB Bank PLC
2.400%, 09/26/08	507	507

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Certificates of Deposit — continued
Rabobank
2.380%, 09/26/08	$507	$507

		2,535
Medium Term Notes — 0.4%
Morgan Stanley
2.160%, 04/03/09 (A)	406	406
2.210%, 04/15/09 (A)	406	406

		812

	Number of Shares
Money Market Funds — 1.6%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	973,363	973
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	973,363	973
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	973,363	973

		2,919

	Par (000)
Repurchase Agreements — 3.4%
Bank of America
2.120%, 09/02/08	$3,042	3,042
Dresdner Securities
2.110%, 09/02/08	2,636	2,636
HSBC Securities
2.100%, 09/02/08	277	277
Lehman Brothers
2.120%, 09/02/08	440	440

		6,395
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $21,482)		21,482

		Value (000)
TOTAL INVESTMENTS — 110.7%
(Cost $186,287)**		$204,173
Other Assets & Liabilities – (10.7)%		(19,770)
TOTAL NET ASSETS — 100.0%		$184,403

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $188,987.

Gross unrealized appreciation (000)	$25,484
Gross unrealized depreciation (000)	(10,298)

Net unrealized appreciation (000)	$15,186

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $20,495.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	2	$683	09/19/08	$(42)

Cash in the amount of $36,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Autos & Transportation — 3.3%
Expeditors International Washington	128,000	$4,620
Tidewater#	148,000	8,979

		13,599
Consumer Discretionary — 15.2%
Costco Wholesale	117,000	7,846
Dick’s Sporting Goods*#	345,000	7,897
Google, Cl A*	25,592	11,857
Las Vegas Sands*#	160,700	7,619
New Oriental Education & Technology Group, ADR*#	139,000	10,300
NIKE, Cl B	149,812	9,080
Starwood Hotels & Resorts Worldwide#	206,963	7,502

		62,101
Consumer Staples — 9.2%
Colgate-Palmolive	162,149	12,328
Companhia de Bebidas das Americas, ADR#	133,000	8,232
Dean Foods*#	199,055	5,010
PepsiCo	177,000	12,121

		37,691
Financial Services — 6.5%
CME Group	18,500	6,204
Goldman Sachs	39,438	6,467
Loews	184,000	7,991
Prudential Financial	78,632	5,796

		26,458
Healthcare — 13.5%
Abbott Laboratories	189,416	10,878
Cerner*#	125,000	5,756
DENTSPLY International	270,000	10,581
Gen-Probe*	141,000	8,425
Genzyme*	128,505	10,062
Thermo Fisher Scientific*	160,000	9,690

		55,392
Materials — 5.4%
Bunge#	97,810	8,740
Ecolab	138,000	6,312
Praxair	79,397	7,133

		22,185
Other — 2.0%
General Electric	293,750	8,254
Other Energy — 11.1%
Devon Energy	63,000	6,429
Diamond Offshore Drilling	60,500	6,650
Petroleo Brasileiro SA, ADR	100,000	5,274
Schlumberger	89,000	8,386
TransOcean*	84,631	10,765
Weatherford International*	200,220	7,724

		45,228
Producer Durables — 7.5%
American Tower, Cl A*	125,587	5,190
Covanta Holding*	205,000	5,703
Danaher	123,673	10,088
United Technologies	147,988	9,707

		30,688
Technology — 21.1%
Adobe Systems*	139,000	5,953
Apple*	56,229	9,533
Cisco Systems*	418,696	10,070
Citrix Systems*#	247,000	7,477
First Solar*	31,000	8,576
Intel	321,000	7,341
Microchip Technology#	248,858	7,966
Microsoft	482,223	13,160
ON Semiconductor*	864,000	8,182
Oracle*	369,000	8,092

		86,350
Utilities — 2.6%
AES*	347,409	5,301
NII Holdings*	98,051	5,150

		10,451
Total Common Stocks
(Cost $346,557)		398,397
FOREIGN COMMON STOCKS — 2.0%
Information Technology — 2.0%
Amdocs (Guernsey)*	269,443	8,135
(Cost $6,826)
Total Investments Before Collateral for Loaned Securities – 99.4%
(Cost $353,383)		406,532
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.8%
Affiliated Money Market Fund — 5.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	22,913,433	22,913

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$1,432	1,432
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	573	572
Certificates of Deposit — 1.8%
ABN AMRO Bank
2.410%, 09/26/08	1,432	1,432
Bank of Nova Scotia
2.390%, 09/26/08	1,432	1,432
Bank of Scotland
2.400%, 09/22/08	1,432	1,432
Lloyds TSB Bank PLC
2.400%, 09/26/08	1,432	1,432
Rabobank
2.380%, 09/26/08	1,432	1,432

		7,160

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 0.6%
Morgan Stanley
2.160%, 04/03/09 (A)	$1,146	$1,146
2.210%, 04/15/09 (A)	1,146	1,145

		2,291

	Number of Shares
Money Market Funds — 2.0%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	2,749,612	2,750
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	2,749,612	2,750
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	2,749,612	2,750

		8,250

	Par (000)
Repurchase Agreements — 4.4%
Bank of America
2.120%, 09/02/08	$8,593	8,593
Dresdner Securities
2.110%, 09/02/08	7,447	7,447
HSBC Securities
2.100%, 09/02/08	783	783
Lehman Brothers
2.120%, 09/02/08	1,242	1,242

		18,065
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $60,683)		60,683

		Value (000)
TOTAL INVESTMENTS — 114.2%
(Cost $414,066)**		$467,215
Other Assets & Liabilities – (14.2)%		(58,086)
TOTAL NET ASSETS — 100.0%		$409,129

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $419,004.

Gross unrealized appreciation (000)	$66,145
Gross unrealized depreciation (000)	(17,934)

Net unrealized appreciation (000)	$48,211

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $58,705.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	5	$1,707	09/19/08	$(104)

Cash in the amount of $90,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 7.1%
Cablevision Systems	487,342	$15,727
Gap	375,600	7,305
Time Warner	1,175,125	19,237

		42,269
Consumer Staples — 12.4%
Dean Foods*	445,358	11,210
Kraft Foods	517,362	16,302
Lorillard	215,984	15,603
Sara Lee	1,093,862	14,767
Wal-Mart Stores	276,301	16,321

		74,203
Energy — 15.1%
Anadarko Petroleum	113,059	6,979
Apache	91,720	10,491
BP PLC, ADR	216,150	12,457
Chevron	291,724	25,181
ConocoPhillips	186,871	15,419
EOG Resources	54,577	5,699
ExxonMobil	75,636	6,052
Forest Oil*	139,955	7,966

		90,244
Financials — 20.1%
AIG	495,155	10,641
Allstate	90,430	4,081
Bank of America	311,310	9,694
Chubb	42,119	2,022
Citigroup	683,718	12,984
Discover Financial Services	364,517	5,996
Invesco	578,314	14,822
JPMorgan Chase	505,874	19,471
Marsh & McLennan	511,900	16,345
Travelers	139,419	6,157
Wells Fargo	94,120	2,849
XL Capital, Cl A	773,007	15,538

		120,600
Healthcare — 12.2%
Boston Scientific*	457,314	5,744
Bristol-Myers Squibb	583,162	12,445
Merck	395,631	14,112
Pfizer	1,291,016	24,671
Tenet Healthcare*	1,707,153	10,294
Wyeth	131,910	5,709

		72,975
Industrials — 4.5%
General Electric	612,288	17,205
United Parcel Service, Cl B	150,019	9,619

		26,824
Information Technology — 9.8%
Alcatel-Lucent, ADR*	1,990,631	12,302
ASML Holding NV	241,360	5,708
Lexmark International, Cl A*	329,460	11,851
McAfee*	345,049	13,650
Microsoft	554,935	15,144

		58,655
Materials — 5.9%
Barrick Gold	169,520	5,887
E.I. DuPont de Nemours	81,430	3,619
Owens-Illinois*	270,526	12,065
Weyerhaeuser	245,045	13,598

		35,169
Other Energy — 2.0%
Petroleo Brasileiro SA, ADR	226,310	11,936
Telecommunication Services — 4.6%
AT&T	370,489	11,852
Verizon Communications	386,870	13,587
Vodafone Group PLC, ADR	92,089	2,353

		27,792
Utilities — 3.7%
Calpine*	241,580	4,348
Exelon	109,791	8,340
FPL Group	103,280	6,203
Questar	61,500	3,191

		22,082
Total Common Stocks
(Cost $582,536)		582,749
AFFILIATED MONEY MARKET FUND — 2.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	13,094,520	13,095
(Cost $13,095)
TOTAL INVESTMENTS — 99.6%
(Cost $595,631)**		595,844
Other Assets & Liabilities – 0.4%		2,497
TOTAL NET ASSETS — 100.0%		$598,341

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $604,038.

Gross unrealized appreciation (000)	$57,422
Gross unrealized depreciation (000)	(65,616)

Net unrealized depreciation (000)	$(8,194)

†	See Note 3 in Notes to Schedules of Investments.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 8.5%
American Eagle Outfitters	100,060	$1,506
Autoliv	183,940	7,061
Dick’s Sporting Goods*	208,790	4,779
Gap	193,190	3,758
Harman International Industries	68,850	2,343
NVR*#	4,091	2,445
Office Depot*	281,950	1,985

		23,877
Consumer Staples — 5.5%
Hormel Foods	154,210	5,499
J.M. Smucker	67,340	3,652
Smithfield Foods*#	103,760	2,087
Tyson Foods, Cl A	291,600	4,234

		15,472
Energy — 10.8%
Arch Coal	157,850	8,562
BJ Services	302,320	8,117
Peabody Energy	79,360	4,996
Sunoco#	194,550	8,634

		30,309
Financials — 23.4%
Cincinnati Financial	134,867	3,997
CIT Group#	107,270	1,106
Discover Financial Services	395,530	6,506
Everest Re Group	80,970	6,650
Invesco	364,946	9,353
Legg Mason	118,540	5,279
Marshall & Ilsley#	175,070	2,696
PartnerRe	65,110	4,487
Progressive	208,670	3,854
Reinsurance Group of America#	195,859	9,433
White Mountains Insurance Group	18,020	8,522
XL Capital, Cl A#	181,200	3,642

		65,525
Healthcare — 3.5%
Endo Pharmaceuticals Holdings*	153,245	3,482
LifePoint Hospitals*#	96,140	3,244
WellCare Health Plans*	73,026	3,049

		9,775
Industrials — 5.6%
General Cable*	39,160	1,928
Robert Half	138,070	3,535
Southwest Airlines	266,660	4,061
Spirit Aerosystems Holdings, Cl A*	272,475	6,212

		15,736
Information Technology — 11.4%
Broadridge Financial Solutions	190,470	3,804
Check Point Software Technologies*	153,020	3,747
KLA-Tencor	69,300	2,568
Maxim Integrated Products	175,710	3,611
Perot Systems, Cl A*#	154,320	2,747
SanDisk*#	85,860	1,242
Seagate Technology	313,740	4,678
Tellabs*	678,742	3,536
Verigy*	319,780	5,906

		31,839
Materials — 10.7%
International Flavors & Fragrances	125,410	5,043
Louisiana-Pacific#	374,040	3,643
MeadWestvaco	136,020	3,602
Packaging Corporation of America	156,180	4,022
Pactiv*	407,540	10,950
Teck Cominco	62,660	2,598

		29,858
Telecommunication Services — 1.0%
Embarq	61,230	2,888
Utilities — 17.0%
Constellation Energy Group	109,828	7,327
Edison International	130,800	6,006
Mirant*	186,180	5,507
NRG Energy*	121,950	4,590
PG&E	201,670	8,335
Sempra Energy	163,190	9,452
Xcel Energy	319,850	6,560

		47,777
Total Common Stocks
(Cost $287,298)		273,056
AFFILIATED MONEY MARKET FUND — 2.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,191,072	7,191
(Cost $7,191)
Total Investments Before Collateral for Loaned Securities – 99.9%
(Cost $294,489)		280,247
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 11.0%
Affiliated Money Market Fund — 4.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	11,615,222	11,615

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$726	726
Banker’s Acceptance — 0.1%
Bank of America
2.370%, 09/04/08	290	290
Certificates of Deposit — 1.3%
ABN AMRO Bank
2.410%, 09/26/08	726	726
Bank of Nova Scotia
2.390%, 09/26/08	726	726
Bank of Scotland
2.400%, 09/22/08	726	726
Lloyds TSB Bank PLC
2.400%, 09/26/08	726	726

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Certificates of Deposit — continued
Rabobank
2.380%, 09/26/08	$726	$726

		3,630
Medium Term Notes — 0.4%
Morgan Stanley
2.180%, 04/03/09 (A)	581	580
2.210%, 04/15/09 (A)	581	581

		1,161

	Number of Shares
Money Market Funds — 1.5%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	1,393,827	1,394
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	1,393,827	1,394
Merrill Lynch Select Institutional Fund
2.460%, 09/01/08	1,393,827	1,394

		4,182

	Par (000)
Repurchase Agreements — 3.3%
Bank of America
2.120%, 09/02/08	$4,356	4,356
Dresdner Securities
2.110%, 09/02/08	3,775	3,775
HSBC Securities
2.100%, 09/02/08	397	397
Lehman Brothers
2.120%, 09/02/08	630	630

		9,158
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $30,762)		30,762
TOTAL INVESTMENTS — 110.9%
(Cost $325,251)**		311,009
Other Assets & Liabilities – (10.9)%		(30,687)
TOTAL NET ASSETS — 100.0%		$280,322

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $326,601.

Gross unrealized appreciation (000)	$19,219
Gross unrealized depreciation (000)	(34,811)

Net unrealized depreciation (000)	$(15,592)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $29,978.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Multi-Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 16.2%
Aeropostale*#	19,600	$683
Autoliv	13,600	522
Coach*	11,200	325
CTC Media*#	7,700	149
Dollar Tree*	10,700	411
GameStop*	3,400	149
Hillenbrand	13,900	331
New Oriental Education & Technology Group, ADR*#	4,500	333
Tim Hortons	5,000	157
TJX	22,800	826
Urban Outfitters*#	16,700	595
Wolverine World Wide	20,100	529
Yum! Brands	8,900	318

		5,328
Consumer Staples — 7.9%
Avon Products	8,000	343
Bare Escentuals*	51,900	646
Campbell Soup	9,000	331
General Mills	6,700	443
SYSCO	6,300	201
UST	12,100	648

		2,612
Energy — 9.0%
Atwood Oceanics*	4,600	187
Cameron International*	4,800	224
Consol Energy	2,900	196
ENSCO International	2,300	156
Noble	14,900	749
Peabody Energy	1,700	107
Range Resources	3,500	162
Smith International#	5,100	355
Southwestern Energy*	6,400	246
TransOcean*	2,962	377
W&T Offshore	5,600	197

		2,956
Financials — 5.3%
Credicorp	5,300	373
Health Care REIT#	6,400	332
Hudson City Bancorp	17,900	330
T. Rowe Price Group	11,900	706

		1,741
Healthcare — 11.3%
Beckman Coulter	5,800	428
Biogen Idec*	9,700	494
C.R. Bard	1,800	168
Covance*	6,900	651
Express Scripts*	4,700	345
Intuitive Surgical*	1,400	413
Kinetic Concepts*#	13,900	489
Laboratory Corp. of America Holdings*	1,900	139
St. Jude Medical*	3,900	179
Thermo Fisher Scientific*	7,000	424

		3,730
Industrials — 18.3%
Ametek	8,000	388
C.H. Robinson Worldwide	9,900	516
Corporate Executive Board (The)	3,500	127
Cummins	2,600	170
Diana Shipping#	8,000	227
Donaldson	8,800	387
DRS Technologies	2,100	167
Dun & Bradstreet (The)#	6,800	625
Expeditors International Washington	3,600	130
Fluor	5,200	417
Foster Wheeler*	2,000	99
Jacobs Engineering Group*	2,300	170
Joy Global	2,700	192
Lincoln Electric Holdings	3,700	299
McDermott International*	11,200	389
Precision Castparts	3,100	320
Republic Services	12,300	404
Rockwell Collins	11,210	590
Stericycle*	2,700	160
USG*#	8,000	222

		5,999
Information Technology — 17.3%
Agilent Technologies*	9,300	323
Analog Devices	9,800	274
BMC Software*	6,000	195
Broadcom, Cl A*	7,300	176
Check Point Software Technologies*	13,400	328
DST Systems*#	9,700	599
Global Payments	7,000	337
MEMC Electronic Materials*	12,000	589
Micros Systems*	18,000	555
NetEase.com, ADR*#	21,900	572
Salesforce.com*#	7,500	420
Satyam Computer Services, ADR#	12,500	278
Solera Holdings*	16,800	518
Western Digital*	18,800	513

		5,677
Materials — 6.2%
Air Products & Chemicals	1,300	120
CF Industries Holdings	1,400	213
Ecolab	13,700	627
Fording Canadian Coal Trust#	1,200	107
Sigma-Aldrich	10,700	607
Ternium SA, ADR#	5,700	190
Terra Nitrogen LP#	1,500	180

		2,044
Telecommunication Services — 5.4%
Brasil Telecom Participacoes SA, ADR	2,436	160
Cellcom Israel	6,500	204
Chunghwa Telecom Co, ADR	13,291	329
NII Holdings*	7,100	373
Partner Communications, ADR#	10,300	220
Vivo Participacoes SA, ADR#	94,700	495

		1,781
Utilities — 1.9%
Constellation Energy Group	1,700	114
Reliant Energy*	29,200	497

		611
Total Common Stocks
(Cost $32,549)		32,479

Allegiant Multi-Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,750	$5
(Cost $5)
Total Investments Before Collateral for Loaned Securities – 98.8%
(Cost $32,554)		32,484
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,265,980	2,266

	Par (000)
Bank Note — 0.4%
Wells Fargo Bank
2.440%, 09/24/08	$142	142
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	57	57
Certificates of Deposit — 2.2%
ABN AMRO Bank
2.410%, 09/26/08	142	142
Bank of Nova Scotia
2.390%, 09/26/08	142	142
Bank of Scotland
2.400%, 09/22/08	142	142
Lloyds TSB Bank PLC
2.400%, 09/26/08	142	142
Rabobank
2.380%, 09/26/08	142	142

		710
Medium Term Notes — 0.7%
Morgan Stanley
2.160%, 04/03/09 (A)	113	113
2.210%, 04/15/09 (A)	113	113

		226

	Number of Shares
Money Market Funds — 2.5%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	271,918	272
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	271,918	272
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	271,918	272

		816

	Par (000)
Repurchase Agreements — 5.4%
Bank of America
2.120%, 09/02/08	$850	850
Dresdner Securities
2.110%, 09/02/08	736	736

	Par (000)	Value (000)
HSBC Securities
2.100%, 09/02/08	$77	$77
Lehman Brothers
2.120%, 09/02/08	123	123

		1,786
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,003)		6,003
TOTAL INVESTMENTS — 117.1%
(Cost $38,557)**		38,487
Other Assets & Liabilities – (17.1)%		(5,610)
TOTAL NET ASSETS — 100.0%		$32,877

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $38,543.

Gross unrealized appreciation (000)	$2,228
Gross unrealized depreciation (000)	(2,284)

Net unrealized depreciation (000)	$(56)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,498.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 10.5%
Aeropostale*#	8,200	$286
Buffalo Wild Wings*	5,900	213
Charlotte Russe Holding*#	25,400	300
Dick’s Sporting Goods*	22,100	506
DXP Enterprises*#	7,700	455
Hanesbrands*	10,600	253
Morningstar*#	3,800	248
Penske Auto Group	30,700	407
Strayer Education	1,900	399
Tupperware Brands	8,800	314
WMS Industries*#	11,700	393
Wolverine World Wide	19,200	505

		4,279
Consumer Staples — 4.3%
Cal-Maine Foods	4,000	158
Casey’s General Stores	14,100	409
Central European Distribution*#	6,300	363
Flowers Foods	23,350	617
Nash Finch	5,100	208

		1,755
Energy — 8.9%
Alliance Holdings LP	6,200	174
Concho Resources*	17,300	565
Core Laboratories NV	1,600	199
Encore Energy Partners LP#	9,800	242
Energy XXI Bermuda*#	60,500	283
Knightsbridge Tankers#	7,200	209
Parker Drilling*#	43,100	400
Smith International#	3,216	224
St. Mary Land & Exploration	8,800	371
Stone Energy*	3,086	147
Tesoro Petroleum#	13,700	254
Trico Marine Services*#	25,100	596

		3,664
Financials — 18.3%
Amerisafe*	15,000	277
Banco Latinoamericano de Exportaciones SA, Cl E	14,700	266
BanColombia SA, ADR	19,200	639
Cash America International	9,800	406
City Holding	7,300	305
Community Bank System#	27,300	617
ESSA Bancorp	15,300	205
Flushing Financial#	31,100	541
FPIC Insurance Group*	3,200	165
International Bancshares#	11,300	292
Jones Lang LaSalle	8,400	418
LTC Properties REIT#	15,700	422
Mid-America Apartment Communities REIT#	7,900	396
Nationwide Health Properties REIT#	18,900	651
Navigators Group*	6,600	346
Prosperity Bancshares	6,700	214
SVB Financial Group*#	9,200	516
UMB Financial#	11,200	583
Wilmington Trust#	10,200	239

		7,498
Healthcare — 12.5%
Amedisys*#	8,400	447
AmSurg*	19,600	531
Emergent Biosolutions*	22,400	310
HealthExtras*#	21,200	691
Icon, ADR*	12,400	505
Masimo*	6,100	244
Meridian Bioscience#	9,200	261
Owens & Minor#	5,800	268
PAREXEL International*	12,900	410
PharMerica*	9,200	218
Techne*	7,700	594
United Therapeutics*#	2,100	223
Universal Health Services, Cl B#	6,600	408

		5,110
Industrials — 16.3%
AAR*	13,800	219
Crane	4,200	154
Gardner Denver*	13,300	600
GATX	10,600	465
GrafTech International*	18,700	380
Kansas City Southern*	12,800	658
Kirby*#	8,700	398
Navigant Consulting*#	19,800	343
NCI Building Systems*#	11,100	425
Orbital Sciences*#	27,100	717
Pacer International	11,400	240
Polypore International*	9,900	272
Sauer-Danfoss	18,200	596
Stanley*#	6,400	218
Textainer Group Holdings#	20,700	372
Watson Wyatt Worldwide, Cl A#	10,200	598

		6,655
Information Technology — 13.5%
Amkor Technology*#	37,300	280
ANSYS*	8,700	386
Atheros Communications*#	12,700	414
Ciber*#	50,200	393
Comtech Telecommunications*#	8,700	398
FLIR Systems*	6,400	228
Integral Systems*	8,100	364
Renesola, ADR*#	32,600	618
Shanda Interactive Entertainment, ADR*	12,600	334
Skyworks Solutions*	40,500	393
Synaptics*#	7,900	413
Teradyne*	41,600	388
TTM Technologies*#	31,100	373
Tyler Technologies*#	32,800	532

		5,514
Materials — 6.6%
AptarGroup	14,500	586
Balchem	12,400	338
Carpenter Technology	15,700	609
CF Industries Holdings	2,000	305
NewMarket	8,800	598
Votorantim Celulose e Papel SA, ADR#	13,200	279

		2,715
Telecommunication Services — 2.7%
NTELOS Holdings#	10,500	312

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Partner Communications, ADR#	21,000	$448
Syniverse Holdings*	21,700	360

		1,120
Utilities — 2.7%
Avista	10,900	243
Laclede Group	9,600	431
South Jersey Industries#	6,700	239
UGI	7,300	201

		1,114
Total Common Stocks
(Cost $36,728)		39,424
AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,512,544	1,513
(Cost $1,513)
Total Investments Before Collateral for Loaned Securities – 100.0%
(Cost $38,241)		40,937
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 32.2%
Affiliated Money Market Fund — 12.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,982,288	4,982

	Par (000)
Bank Note — 0.7%
Wells Fargo Bank
2.440%, 09/24/08	$311	311
Banker’s Acceptance — 0.3%
Bank of America
2.375%, 09/04/08	125	125
Certificates of Deposit — 3.8%
ABN AMRO Bank
2.410%, 09/26/08	311	311
Bank of Nova Scotia
2.390%, 09/26/08	311	311
Bank of Scotland
2.400%, 09/22/08	311	311
Lloyds TSB Bank PLC
2.400%, 09/26/08	311	311
Rabobank
2.380%, 09/26/08	311	311

		1,555
Medium Term Notes — 1.2%
Morgan Stanley
2.160%, 04/03/09 (A)	249	249
2.210%, 04/15/09 (A)	249	249

		498

	Number of Shares	Value (000)
Money Market Funds — 4.4%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	597,875	$598
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	597,875	598
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	597,875	598

		1,794

	Par (000)
Repurchase Agreements — 9.6%
Bank of America
2.120%, 09/02/08	$1,868	1,868
Dresdner Securities
2.110%, 09/02/08	1,619	1,619
HSBC Securities
2.100%, 09/02/08	170	170
Lehman Brothers
2.120%, 09/02/08	270	270

		3,927
Total Short Term Investments Held as Collateralfor Loaned Securities
(Cost $13,192)		13,192
TOTAL INVESTMENTS — 132.2%
(Cost $51,433)**		54,129
Other Assets & Liabilities – (32.2)%		(13,197)
TOTAL NET ASSETS — 100.0%		$40,932

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $51,225.

Gross unrealized appreciation (000)	$4,357
Gross unrealized depreciation (000)	(1,453)

Net unrealized appreciation (000)	$2,904

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,584.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 7.6%
JAAKS Pacific*	1,200	$30
Polaris Industries#	2,100	95
RC2*	700	18
Regis	2,700	74
Rent-A-Center*	4,200	95
Wolverine World Wide	3,650	96

		408
Consumer Staples — 6.5%
Central European Distribution*#	1,000	58
Chattem*#	1,050	74
Fresh Del Monte Produce*	2,050	47
Nash-Finch#	3,300	134
Ralcorp Holdings*	550	34

		347
Energy — 4.8%
Berry Petroleum	2,150	89
Concho Resources*	1,950	64
Oil States International*	1,850	103

		256
Financials — 34.4%
Aspen Insurance Holdings	1,050	28
Assured Guaranty#	2,400	39
Banco Latinoamericano de Exportaciones SA, Cl E	1,700	31
Beneficial Mutual Bancorp*#	9,150	106
BioMed Realty Trust REIT	3,200	86
BlackRock Kelso Capital#	1,252	14
City Holding	1,950	82
Community Bank System#	3,300	75
Delphi Financial Group, Cl A	4,400	118
DiamondRock Hospitality REIT	7,000	64
Endurance Specialty Holdings	2,050	67
Entertainment Properties Trust REIT	1,550	84
Extra Space Storage REIT	3,650	58
Glacier Bancorp#	5,450	116
Inland Real Estate REIT#	5,300	80
Interactive Brokers Group, Cl B*	4,550	124
IPC Holdings	2,250	71
Nationwide Health Properties REIT#	2,300	79
Navigators Group*	1,950	102
NBT Bancorp	2,350	59
Oriental Financial Group	3,200	55
Platinum Underwriters Holdings	1,500	54
SVB Financial Group*#	2,000	112
United Bankshares#	2,200	57
Universal Health Realty Income Trust REIT	2,500	92

		1,853
Healthcare — 10.2%
AmSurg*	5,250	142
Chemed	700	31
Dionex*	1,300	85
LifePoint Hospitals*#	5,250	177
Perrigo	3,250	114

		549
Industrials — 13.4%
Acuity Brands#	950	41
Arkansas Best#	1,300	45
Columbus McKinnon*	1,500	41
DRS Technologies	1,100	88
Gardner Denver*	1,450	65
Lennox International	3,298	122
Mueller Industries	2,700	76
Pacer International	5,900	124
Powell Industries*	2,650	117

		719
Information Technology — 11.3%
Anixter International*#	1,150	85
CTS	1,550	20
ExlService Holdings*#	3,700	40
j2 Global Communications*	3,250	80
MKS Instruments*	2,250	51
Perot Systems, Cl A*	5,150	92
Plexus*	1,450	41
ScanSource*	1,200	36
Sybase*	4,800	165

		610
Materials — 3.5%
Commercial Metals	1,550	40
Methanex	4,050	102
NewMarket	350	24
Olympic Steel	500	24

		190
Telecommunication Services — 1.7%
Syniverse Holdings*	5,550	92
Utilities — 5.4%
Cleco	1,400	35
El Paso Electric*	6,237	133
Laclede Group	1,850	83
TECO Energy	2,350	42

		293
Total Common Stocks
(Cost $5,363)		5,317
AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Money Market Fund, Class I†	3,827	4
(Cost $4)
Total Investments Before Collateral for Loaned Securities – 98.9%
(Cost $5,367)		5,321
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 25.1%
Affiliated Money Market Fund — 9.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	511,257	511

	Par (000)
Bank Note — 0.6%
Wells Fargo Bank
2.440%, 09/24/08	$32	32

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Banker’s Acceptance — 0.2%
Bank of America
2.370%, 09/04/08	$13	$13
Certificates of Deposit — 3.0%
ABN AMRO Bank
2.410%, 09/26/08	32	32
Bank of Nova Scotia
2.390%, 09/26/08	32	32
Bank of Scotland
2.400%, 09/22/08	32	32
Lloyds TSB Bank PLC
2.400%, 09/26/08	32	32
Rabobank
2.380%, 09/26/08	32	32

		160
Medium Term Notes — 0.9%
Morgan Stanley
2.180%, 04/03/09 (A)	26	26
2.210%, 04/15/09 (A)	26	26

		52

	Number of Shares
Money Market Funds — 3.4%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	61,351	61
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	61,351	61
Merrill Lynch Select Institutional Fund
2.460%, 09/01/08	61,351	61

		183

	Par (000)
Repurchase Agreements — 7.5%
Bank of America
2.120%, 09/02/08	$192	192
Dresdner Securities
2.110%, 09/02/08	166	166
HSBC Securities
2.100%, 09/02/08	17	17
Lehman Brothers
2.120%, 09/02/08	28	28

		403
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,354)		1,354

		Value (000)
TOTAL INVESTMENTS — 124.0%
(Cost $6,721)**		$6,675
Other Assets & Liabilities – (24.0)%		(1,294)
TOTAL NET ASSETS — 100.0%		$5,381

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $6,725.

Gross unrealized appreciation (000)	$386
Gross unrealized depreciation (000)	(436)

Net unrealized depreciation (000)	$(50)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,281.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

PLC — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.4%
Consumer Discretionary — 10.3%
Aaron Rents	2,700	$77
Aeropostale*#	1,950	68
Buckle#	600	31
DeVry	800	41
Fossil*	1,700	51
Hanesbrands*	2,700	65
Jarden*	2,900	75
Matthews International, Cl A	800	40
Perry Ellis International*	2,600	44
Strayer Education	400	84
Unifirst	2,000	86

		662
Consumer Staples — 4.7%
BJ’s Wholesale Club*	1,500	57
Flowers Foods	1,900	50
Herbalife#	2,100	99
Inter Parfums#	3,450	49
Ruddick	1,500	48

		303
Energy — 8.9%
Alpha Natural Resources*	500	50
Atwood Oceanics*	1,400	57
Core Laboratories NV	400	50
Cross Timbers Royalty Trust#	500	24
Hornbeck Offshore Services*#	1,500	66
Mariner Energy*	2,200	64
Parker Drilling*	7,000	65
Rosetta Resources*	2,900	67
Smith International#	576	40
T-3 Energy Services*	1,100	61
W&T Offshore	800	28

		572
Financials — 5.0%
American Physicians Capital	900	38
BanColombia SA, ADR	2,700	90
EZCORP*	5,800	91
Nationwide Health Properties REIT#	2,100	72
Waddell & Reed Financial	1,000	32

		323
Healthcare — 20.8%
Alexion Pharmaceuticals*#	1,200	54
Alnylam Pharmaceuticals*#	1,100	33
Amedisys*#	1,800	96
Corvel*	2,600	76
Cynosure*#	3,800	94
Emergent Biosolutions*	5,400	75
Haemonetics*	900	56
Icon, ADR*	1,500	61
IDEXX Laboratories*#	1,300	73
Illumina*	300	26
Isis Pharmaceuticals*#	3,100	55
Life Sciences Research*	1,400	49
Lincare Holdings*	3,300	109
Meridian Bioscience#	3,100	88
OSI Pharmaceuticals*	1,700	86
Parexel International*	2,800	89
Res-Care*	2,700	52
Techne*	1,200	93
US Physical Therapy*	3,800	75

		1,340
Industrials — 16.6%
Actuant	2,100	66
Ampco-Pittsburgh	1,100	48
Axsys Technologies*	400	27
Barnes Group#	1,200	29
Bucyrus International	800	56
Chart Industries*	1,300	60
Curtiss-Wright	800	43
EMCOR Group*	2,900	99
Gardner Denver*	1,600	72
IKON Office Solutions	3,200	55
KHD Humboldt Wedag International*	2,600	69
Pacer International	3,000	63
Polypore International*	3,800	104
Teledyne Technologies*	1,100	69
Wabtec	1,600	95
Watson Wyatt Worldwide, Cl A#	1,900	111

		1,066
Information Technology — 18.2%
Airvana*#	10,800	55
Amkor Technology*	10,500	79
ANSYS*	860	38
ASM International NV*#	1,100	27
Avocent*	3,000	70
Compuware*	9,700	111
Diodes*	2,700	64
Emulex*	2,800	37
FLIR Systems*	1,100	39
Himax Technologies, ADR	10,600	37
Informatica*	5,450	92
Integral Systems*	1,800	81
Micros Systems*	1,400	43
NetEase.com, ADR*#	1,900	50
SkillSoft, ADR*	7,600	83
Solera Holdings*	3,200	99
Sybase*	3,100	107
TNS*	2,700	62

		1,174
Materials — 6.9%
Airgas	810	48
AptarGroup	1,800	73
Greif, Cl A	1,100	76
NewMarket	600	41
Rockwood Holdings*	1,700	64
Terra Industries	600	30
Zep	5,900	115

		447
Telecommunication Services — 2.1%
Partner Communications, ADR#	1,900	41
Premiere Global Services*	6,100	92

		133
Utilities — 1.9%
Cia Paranaense de Energia, ADR#	5,400	93

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
ITC Holdings#	500	$28

		121
Total Common Stocks
(Cost $5,561)		6,141
AFFILIATED MONEY MARKET FUND — 4.5%
Allegiant Money Market Fund, Class I†	293,969	294
(Cost $294)
Total Investments Before Collateral for Loaned Securities – 99.9%
(Cost $5,855)		6,435
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.8%
Affiliated Money Market Fund — 6.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	432,230	432

	Par (000)
Bank Note — 0.4%
Wells Fargo Bank
2.440%, 09/24/08	$27	27
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	11	11
Certificates of Deposit — 2.1%
ABN AMRO Bank
2.410%, 09/26/08	27	27
Bank of Nova Scotia
2.390%, 09/26/08	27	27
Bank of Scotland
2.400%, 09/22/08	27	27
Lloyds TSB Bank PLC
2.400%, 09/26/08	27	27
Rabobank
2.380%, 09/26/08	27	27

		135
Medium Term Notes — 0.7%
Morgan Stanley
2.160%, 04/03/09 (A)	22	22
2.210%, 04/15/09 (A)	22	21

		43

	Number of Shares
Money Market Funds — 2.4%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	51,878	52
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	51,878	52
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	51,878	52

		156

	Par (000)	Value (000)
Repurchase Agreements — 5.3%
Bank of America
2.120%, 09/02/08	$162	$162
Dresdner Securities
2.110%, 09/02/08	141	141
HSBC Securities
2.100%, 09/02/08	15	15
Lehman Brothers
2.120%, 09/02/08	23	23

		341
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,145)		1,145
TOTAL INVESTMENTS — 117.7%
(Cost $7,000)**		7,580
Other Assets & Liabilities – (17.7)%		(1,141)
TOTAL NET ASSETS — 100.0%		$6,439

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,001.

Gross unrealized appreciation (000)	$821
Gross unrealized depreciation (000)	(242)

Net unrealized appreciation (000)	$579

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,083.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 5.6%
Callaway Golf	93,050	$1,264
JAKKS Pacific*	60,400	1,507
Oxford Industries	26,000	594
Pre-Paid Legal Services*#	21,750	971
Regis	29,050	798
Rent-A-Center*#	71,750	1,626
Scholastic#	36,600	955
UniFirst	21,450	923
Wolverine World Wide#	19,650	517

		9,155
Consumer Staples — 8.3%
Andersons#	31,000	1,394
BJ’s Wholesale Club*	44,050	1,675
Cal-Maine Foods#	27,300	1,078
Casey’s General Stores#	19,900	577
Central European Distribution*#	23,250	1,341
Chattem*#	9,150	642
Flowers Foods#	72,750	1,923
Hain Celestial Group*#	33,862	880
Herbalife#	33,100	1,559
NBTY*	35,100	1,167
TreeHouse Foods*	24,750	687
Universal	10,150	527

		13,450
Energy — 4.6%
BP Prudhoe Bay Royalty Trust#	5,750	531
Concho Resources*#	20,950	684
Dawson Geophysical*	9,550	599
Hornbeck Offshore Services*#	23,350	1,029
Hugoton Royalty Trust#	12,050	373
Oceaneering International*	10,080	629
Oil States International*	13,350	743
Permian Basin Royalty Trust#	15,700	384
Sabine Royalty Trust#	7,300	488
San Juan Basin Royalty Trust#	8,400	344
T-3 Energy Services*#	9,850	550
Whiting Petroleum*	11,250	1,083

		7,437
Financials — 32.2%
Agree Realty REIT#	19,750	532
Amerisafe*	107,550	1,989
Amtrust Financial Services#	40,150	564
Aspen Insurance Holdings	72,700	1,970
Bancfirst#	33,850	1,629
Banco Latinoamericano de Exportaciones SA, Cl E	32,650	591
BanColombia SA, ADR	31,400	1,046
Beneficial Mutual Bancorp*#	61,000	708
BioMed Realty Trust REIT	64,254	1,721
BRE Properties REIT#	17,350	837
City Holding#	40,602	1,698
Community Bank System#	35,400	800
Corporate Office Properties Trust REIT#	45,348	1,773
Cullen/Frost Bankers	11,550	643
Delphi Financial Group, Cl A	21,600	579
Digital Realty Trust REIT#	41,389	1,898
Endurance Specialty Holdings	39,700	1,295
Entertainment Properties Trust REIT#	25,900	1,406
Essex Property Trust REIT	6,650	780
Extra Space Storage REIT#	88,050	1,387
Federal Agricultural Mortgage#	24,600	721
First Niagara Financial Group#	114,827	1,718
First Potomac Realty Trust REIT	45,205	751
Hercules Technology Growth Capital#	51,500	536
Interactive Brokers Group, Cl B*#	47,350	1,293
International Bancshares#	73,350	1,895
Max Capital Group#	64,150	1,668
MB Financial#	21,700	604
Meadowbrook Insurance Group#	113,250	759
Montpelier Re Holdings#	39,300	636
National Penn Bancshares#	41,968	599
Navigators Group*	28,900	1,514
NBT Bancorp#	27,700	695
Odyssey Re Holdings#	45,900	1,733
Oriental Financial Group#	40,500	700
Post Properties REIT	22,600	711
Potlatch REIT#	26,600	1,242
Selective Insurance Group#	44,150	1,066
Senior Housing Properties Trust REIT#	88,150	1,911
Signature Bank*	21,450	634
Southwest Bancorp	33,400	562
Sterling Bancshares#	165,405	1,628
Sun Bancorp*#	51,132	603
SVB Financial Group*#	19,700	1,104
Texas Capital Bancshares*	33,300	520
UMB Financial	12,250	637
United America Indemnity*	76,514	1,165
Washington Real Estate Investment Trust REIT#	21,700	767

		52,218
Healthcare — 9.9%
AMERIGROUP*	27,950	723
AmSurg*	57,300	1,553
Bio-Rad Laboratories*	13,750	1,480
Chemed#	14,900	652
Conmed*	28,550	912
Cross Country Healthcare*	45,100	707
Dionex*	18,300	1,193
Emergency Medical Services*#	22,300	742
HealthSpring*	49,900	991
Invacare	28,250	718
inVentiv Health*#	66,950	1,478
Life Sciences Research*	27,650	979
Molina Healthcare*#	21,800	686
Owens & Minor	14,650	676
Perrigo#	50,700	1,774
Viropharma*	53,500	784

		16,048
Industrials — 15.9%
Actuant	53,100	1,675
Aecom Technology*#	32,050	1,024
American Ecology	19,550	635
DRS Technologies	24,250	1,931
EMCOR Group*#	28,550	973
EnerSys*	19,300	543
Gardner Denver*	16,400	740
Genco Shipping & Trading#	15,550	976
IKON Office Solutions#	46,100	798
Interline Brands*	74,700	1,199
Kennametal	36,450	1,284

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Lennox International	37,650	$1,393
Mueller Industries#	25,600	718
Pacer International	75,350	1,588
Powell Industries*#	31,500	1,392
Regal-Beloit	26,450	1,242
School Specialty*#	26,400	805
United Stationers*#	27,650	1,371
Wabtec#	16,100	951
Waste Connections*	54,620	1,983
Watts Water Technologies#	20,700	588
Werner Enterprises#	84,600	1,930

		25,739
Information Technology — 12.7%
Anixter International*#	10,400	768
AVX	20,100	231
CACI International, Cl A*	17,350	879
Coherent*	18,350	658
CTS	57,950	767
Digital River*#	20,700	906
Interwoven*	68,100	1,002
j2 Global Communications*	34,800	859
Jack Henry & Associates	37,350	748
Littelfuse*#	20,500	727
Mantech International, Cl A*	36,300	2,138
MKS Instruments*	24,200	545
MTS Systems#	18,350	761
Multi-Fineline Electronix*#	61,750	1,053
Perot Systems, Cl A*	36,250	645
Plexus*	25,400	712
QLogic*	41,150	769
Semtech*#	54,600	808
Sybase*#	82,170	2,827
SYNNEX*#	42,700	982
TIBCO Software*#	118,700	972
TTM Technologies*#	66,400	796

		20,553
Materials — 3.6%
Braskem SA, ADR#	79,000	1,154
Compass Minerals International#	15,300	1,060
Methanex#	56,250	1,418
Minerals Technologies#	11,050	726
Royal Gold#	20,450	710
Schnitzer Steel Industries, Cl A#	12,000	821

		5,889
Telecommunication Services — 1.0%
Premiere Global Services*#	39,220	593
Syniverse Holdings*	67,300	1,116

		1,709
Utilities — 4.9%
Cleco#	62,300	1,570
El Paso Electric*#	73,600	1,567
Northwest Natural Gas#	31,500	1,535
Piedmont Natural Gas#	25,550	737
Westar Energy#	36,850	835
WGL Holdings	54,400	1,752

		7,996
Total Common Stocks
(Cost $150,372)		160,194
AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,140,468	2,140
(Cost $2,140)
Total Investments Before Collateral for Loaned Securities – 100.0%
(Cost $152,512)		162,334
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 36.5%
Affiliated Money Market Fund — 13.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	22,331,214	22,331

	Par (000)
Bank Note — 0.9%
Wells Fargo Bank
2.440%, 09/24/08	$1,396	1,396
Banker’s Acceptance — 0.3%
Bank of America
2.375%, 09/04/08	558	557
Certificates of Deposit — 4.3%
ABN AMRO Bank
2.410%, 09/26/08	1,396	1,396
Bank of Nova Scotia
2.390%, 09/26/08	1,396	1,396
Bank of Scotland
2.400%, 09/22/08	1,396	1,396
Lloyds TSB Bank PLC
2.400%, 09/26/08	1,396	1,396
Rabobank
2.380%, 09/26/08	1,396	1,396

		6,980
Medium Term Notes — 1.4%
Morgan Stanley
2.160%, 04/03/09 (A)	1,117	1,117
2.210%, 04/15/09 (A)	1,117	1,116

		2,233

	Number of Shares
Money Market Funds — 5.0%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	2,679,746	2,680
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	2,679,746	2,680
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	2,679,746	2,680

		8,040

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 10.8%
Bank of America
2.120%, 09/02/08	$8,374	$8,374
Dresdner Securities
2.110%, 09/02/08	7,258	7,258
HSBC Securities
2.100%, 09/02/08	763	763
Lehman Brothers
2.120%, 09/02/08	1,211	1,211

		17,606
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $59,143)		59,143
TOTAL INVESTMENTS — 136.5%
(Cost $211,655)**		221,477
Other Assets & Liabilities – (36.5)%		(59,186)
TOTAL NET ASSETS — 100.0%		$162,291

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $213,487.

Gross unrealized appreciation (000)	$15,535
Gross unrealized depreciation (000)	(7,545)

Net unrealized appreciation (000)	$7,990

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $56,314.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	28	$2,006	09/19/08	$66

Cash in the amount of $117,600 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 8.4%
Abercrombie & Fitch	623	$33
Amazon.com*	4,103	332
Apollo Group, Cl A*	1,741	111
AutoNation*#	3,095	35
Bed Bath & Beyond*	3,109	95
Best Buy	4,750	213
Big Lots*#	1,428	42
Black & Decker	1,031	65
Carnival	5,968	221
CBS, Cl B	9,324	151
Centex	2,241	36
Coach*	4,910	142
Comcast, Cl A	39,372	834
D. R. Horton	3,896	49
Darden Restaurants	1,999	59
Dillard’s, Cl A#	1,136	15
DIRECTV Group*	9,703	274
Eastman Kodak#	4,521	73
Expedia*	2,002	35
Family Dollar Stores#	2,319	58
Ford Motor*#	28,781	128
Fortune Brands	1,678	99
GameStop*	2,238	98
Gannett#	3,027	54
Gap	4,781	93
General Motors#	8,154	82
Genuine Parts#	1,836	78
Goodyear Tire & Rubber*	3,096	61
H&R Block	4,853	124
Harley-Davidson	3,254	129
Harman International Industries	587	20
Hasbro	1,991	74
Home Depot	22,688	615
International Game Technology	3,097	66
Interpublic Group*	7,145	67
JC Penney	2,980	116
Johnson Controls	7,560	234
Jones Apparel Group	1,717	34
KB Home#	1,102	23
Kohl’s*	3,837	189
Leggett & Platt#	3,086	69
Lennar, Cl A#	2,501	33
Limited Brands	4,978	104
Liz Claiborne	1,048	17
Lowe’s	20,197	498
Macy’s	5,785	120
Marriott, Cl A#	3,975	112
Mattel	4,461	86
McDonald’s	15,169	941
McGraw-Hill	4,770	204
Meredith#	247	7
New York Times, Cl A#	2,262	29
Newell Rubbermaid	3,237	59
News	29,523	418
NIKE, Cl B	5,101	309
Nordstrom	2,121	66
Office Depot*#	4,709	33
Omnicom Group	4,098	174
Polo Ralph Lauren	1,043	79
Pulte Homes	3,111	45
RadioShack	2,230	42
Scripps Networks Interactive#	905	38
Sears Holdings*#	958	88
Sherwin-Williams	1,372	80
Snap-On Tools	1,013	58
Stanley Works	1,113	53
Staples	9,716	235
Starbucks*	9,506	148
Starwood Hotels & Resorts Worldwide	2,201	80
Target	10,304	546
Tiffany	1,210	53
Time Warner	47,571	779
TJX	6,210	225
VF	1,156	92
Viacom, Cl B*	7,610	224
Walt Disney	25,230	816
Washington Post	49	29
Wendy’s#	1,490	36
Whirlpool	1,129	92
Wyndham Worldwide#	2,309	45
Yum! Brands	6,432	230

		12,649
Consumer Staples — 11.2%
Altria Group	27,605	581
Anheuser-Busch	9,648	655
Archer-Daniels-Midland	7,394	188
Avon Products	6,110	262
Brown-Forman, Cl B	1,086	78
Campbell Soup	2,554	94
Clorox	1,962	116
Coca-Cola	26,244	1,366
Coca-Cola Enterprises	2,802	48
Colgate-Palmolive	6,877	523
ConAgra Foods	5,847	124
Constellation Brands, Cl A*	2,805	59
Costco Wholesale	5,749	386
CVS Caremark	19,023	696
Dean Foods*	2,991	75
Estee Lauder, Cl A	1,658	82
General Mills	4,444	294
H.J. Heinz	4,134	208
Hershey	2,943	106
Kellogg	3,537	193
Kimberly-Clark	5,564	343
Kraft Foods	20,849	657
Kroger	8,746	242
Lorillard	2,239	162
McCormick & Company	1,579	64
Molson Coors Brewing	2,135	102
Pepsi Bottling Group	1,322	39
PepsiCo	21,293	1,458
Philip Morris International	27,992	1,503
Procter & Gamble	40,764	2,844
Reynolds American	1,855	98
Safeway	5,160	136
Sara Lee	9,669	131
SUPERVALU	2,211	51
SYSCO	7,752	247
Tyson Foods, Cl A	2,914	42
UST	1,534	82
Walgreen	13,540	493
Wal-Mart Stores	30,936	1,827
Whole Foods Market#	1,726	32

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Wm. Wrigley Jr.	2,840	$226

		16,913
Energy — 13.4%
Anadarko Petroleum	6,275	387
Apache	4,482	513
Baker Hughes	3,916	313
BJ Services	3,811	102
Cabot Oil & Gas	1,390	62
Cameron International*	2,868	134
Chesapeake Energy	6,213	301
Chevron	27,245	2,352
ConocoPhillips	20,331	1,678
Consol Energy	2,398	162
Devon Energy	5,870	599
El Paso	8,791	147
ENSCO International	1,999	135
EOG Resources	3,273	342
ExxonMobil	69,860	5,589
Halliburton	11,202	492
Hess	3,951	414
Marathon Oil	8,932	403
Massey Energy	1,300	86
Murphy Oil	2,517	198
Nabors Industries*	3,285	117
National Oilwell Varco*	5,495	405
Noble	3,462	174
Noble Energy	2,274	163
Occidental Petroleum	10,918	866
Peabody Energy	3,581	225
Range Resources	1,930	90
Rowan	1,300	48
Schlumberger	15,931	1,501
Smith International#	2,649	185
Southwestern Energy*	4,844	186
Spectra Energy	7,495	198
Sunoco#	1,236	55
Tesoro Petroleum#	1,821	34
TransOcean*	4,323	550
Valero Energy	6,429	223
Weatherford International*	9,297	359
Williams	7,319	226
XTO Enegy	7,063	356

		20,370
Financials — 14.8%
AFLAC	6,082	345
AIG	35,599	765
Allstate	7,265	328
American Capital#	2,974	65
American Express	14,688	583
Ameriprise Financial	2,611	117
AON	4,274	203
Apartment Investment & Management, Cl A
REIT	1,501	53
Assurant	946	55
AvalonBay Communities REIT#	1,093	109
Bank of America	60,437	1,882
Bank of New York Mellon	14,658	507
BB&T#	7,368	221
Boston Properties REIT	1,622	166
Capital One Financial#	4,967	219
CB Richard Ellis Group, Cl A*#	2,497	33
Charles Schwab	12,973	311
Chubb	4,308	207
Cincinnati Financial	2,175	65
CIT Group#	5,177	53
Citigroup	72,157	1,370
CME Group	886	297
Comerica	1,911	54
Developers Diversified Realty REIT#	1,660	56
Discover Financial Services	6,857	113
E*Trade Financial*#	10,665	34
Equity Residential REIT	3,663	155
Fannie Mae#	12,774	87
Federated Investors, Cl B	592	20
Fifth Third Bancorp#	7,610	120
First Horizon National#	2,473	28
Franklin Resources	2,143	224
Freddie Mac#	6,312	29
General Growth Properties REIT#	3,757	97
Genworth Financial, Cl A	5,487	88
Goldman Sachs	5,109	838
Hartford Financial Services	4,197	265
HCP REIT	2,962	107
Host Hotels & Resorts REIT#	7,360	105
Hudson City Bancorp	7,273	134
Huntington Bancshares#	4,455	33
IntercontinentalExchange*	953	84
Invesco	4,658	119
Janus Capital Group	2,371	64
JPMorgan Chase	46,115	1,775
KeyCorp	6,428	77
Kimco Realty REIT	3,533	131
Legg Mason	2,115	94
Lehman Brothers Holdings#	9,124	147
Leucadia National#	2,454	114
Lincoln National	3,106	158
Loews	4,881	212
M&T Bank#	996	71
Marsh & McLennan	7,110	227
Marshall & Ilsley#	3,295	51
MBIA#	2,856	46
Merrill Lynch	20,409	579
MetLife#	9,053	491
MGIC Investment#	1,660	14
Moody’s#	3,313	135
Morgan Stanley	14,915	609
National City#	10,085	51
Northern Trust	2,550	205
NYSE Euronext	3,308	134
Plum Creek Timber REIT	2,601	129
PNC Financial Services Group	4,575	329
Principal Financial Group	3,507	161
Progressive	10,186	188
Prologis REIT	3,024	130
Prudential Financial	5,769	425
Public Storage REIT	1,689	149
Regions Financial#	9,199	85
Safeco	1,190	80
Simon Property Group REIT	3,059	290
SLM*	4,679	77
Sovereign Bancorp	6,708	65
State Street	5,801	393
SunTrust Banks	4,661	195

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
T. Rowe Price Group	3,919	$233
Torchmark	1,153	69
Travelers	7,512	332
U.S. Bancorp#	23,021	733
Unum Group	4,485	114
Vornado Realty Trust REIT	1,893	188
Wachovia#	28,304	450
Washington Mutual#	20,506	83
Wells Fargo	43,851	1,327
XL Capital, Cl A#	4,025	81
Zions Bancorp#	1,402	38

		22,473
Healthcare — 12.5%
Abbott Laboratories	20,499	1,177
Aetna	6,548	282
Allergan	3,724	208
AmerisourceBergen	2,300	94
Amgen*	14,808	931
Applied Biosystems	1,799	66
Barr Pharmaceuticals*	1,527	103
Baxter International	8,716	591
Becton Dickinson	3,361	294
Biogen Idec*	3,693	188
Boston Scientific*	17,812	224
Bristol-Myers Squibb	26,391	563
C.R. Bard	1,398	131
Cardinal Health	4,924	271
Celgene*	5,890	408
CIGNA	3,705	155
Coventry Healthcare*	1,788	63
Covidien	7,093	383
DaVita*	1,442	83
Eli Lilly	12,780	596
Express Scripts*	3,536	260
Forest Laboratories*	3,821	136
Genzyme*	3,666	287
Gilead Sciences*	12,517	659
Hospira*	1,680	68
Humana*	2,128	99
IMS Health	2,197	49
Intuitive Surgical*	591	174
Johnson & Johnson	37,301	2,627
King Pharmaceuticals*	2,101	24
Laboratory Corp. of America Holdings*	1,157	85
McKesson	3,231	187
Medco Health Solutions*	6,897	323
Medtronic	14,757	806
Merck	28,420	1,014
Millipore*#	830	62
Mylan Laboratories*#	5,097	66
Patterson*	1,259	41
PerkinElmer	1,766	50
Pfizer	89,836	1,717
Quest Diagnostics	2,173	117
Schering-Plough	20,736	402
St. Jude Medical*	4,898	224
Stryker	2,881	194
Tenet Healthcare*#	6,360	38
Thermo Fisher Scientific*	6,016	364
UnitedHealth Group	15,710	478
Varian Medical Systems*	1,767	112
Waters*	1,306	89
Watson Pharmaceuticals*	1,545	47
WellPoint*	6,940	366
Wyeth	17,642	764
Zimmer Holdings*	2,960	214

		18,954
Industrials — 11.2%
3M	9,217	660
Allied Waste Industries*	3,944	53
Avery Dennison	1,549	75
Boeing	9,586	628
Burlington Northern Santa Fe	3,878	417
C.H. Robinson Worldwide	2,495	130
Caterpillar	7,958	563
Cintas	1,866	57
Cooper Industries, Cl A	1,897	90
CSX	5,373	348
Cummins	3,114	203
Danaher	3,550	290
Deere	5,922	418
Dover	2,364	117
Eaton	2,028	148
Emerson Electric	10,218	478
Equifax	1,734	61
Expeditors International Washington	1,963	71
FedEx	4,291	355
Fluor	2,273	182
General Dynamics	5,549	512
General Electric	132,238	3,716
Goodrich	1,476	76
Honeywell International	9,695	486
Illinois Tool Works	4,875	242
Ingersoll-Rand, Cl A	4,328	160
ITT Industries	2,217	141
Jacobs Engineering Group*	1,792	132
L-3 Communications Holdings	1,766	184
Lockheed Martin	4,689	546
Manitowoc	1,213	31
Masco	5,440	104
Monster Worldwide*#	983	19
Norfolk Southern	5,277	388
Northrop Grumman	4,646	320
PACCAR	4,334	187
Pall	1,276	52
Parker Hannifin	2,394	153
Pitney Bowes	2,439	83
Precision Castparts	1,953	202
Raytheon	5,902	354
Robert Half	3,082	79
Rockwell Automation	1,363	64
Rockwell Collins	1,877	99
RR Donnelley & Sons	1,949	54
Ryder System#	827	53
Southwest Airlines	11,658	178
Terex*	883	44
Textron	2,949	121
Tyco International	6,545	281
Union Pacific	6,976	585
United Parcel Service, Cl B	13,561	870
United Technologies	12,863	844
W.W. Grainger#	857	77

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Waste Management	5,550	$195

		16,976
Information Technology — 16.2%
Adobe Systems*	7,206	309
Advanced Micro Devices*#	10,001	63
Affiliated Computer Services, Cl A*	1,123	60
Agilent Technologies*	4,780	166
Akamai Technologies*	1,935	44
Altera	4,033	91
Analog Devices	3,087	86
Apple*	11,658	1,976
Applied Materials	18,320	328
Autodesk*	3,073	109
Automatic Data Processing	6,650	295
BMC Software*	2,535	83
Broadcom, Cl A*	6,059	146
CA	5,199	124
Ciena*	596	10
Cisco Systems*	78,816	1,896
Citrix Systems*#	2,430	74
Cognizant Technology Solutions, Cl A*	3,825	112
Computer Sciences*	1,813	85
Compuware*	2,720	31
Convergys*	1,292	19
Corning	20,506	421
Dell*	26,757	581
eBay*	14,635	365
Electronic Arts*	3,670	179
EMC*	27,819	425
Fidelity National Information Services	2,571	56
Fiserv*#	2,041	106
Google, Cl A*	3,075	1,425
Hewlett-Packard	32,470	1,524
Intel	75,839	1,734
International Business Machines	18,337	2,232
Intuit*	4,347	131
Jabil Circuit	3,364	57
JDS Uniphase*	4,550	46
Juniper Networks*	7,456	192
KLA-Tencor	2,018	75
Lexmark International, Cl A*	1,745	63
Linear Technology	3,081	101
LSI*	10,658	71
Mastercard	947	230
MEMC Electronic Materials*	2,780	136
Microchip Technology#	2,182	70
Micron Technology*	9,635	41
Microsoft	105,749	2,886
Molex	2,213	53
Motorola	30,803	290
National Semiconductor	3,153	68
NetApp*	4,437	113
Novell*	2,557	16
Novellus Systems*#	1,236	28
NVIDIA*	6,047	76
Oracle*	52,904	1,160
Paychex#	4,188	143
QLogic*	1,588	30
QUALCOMM	21,667	1,141
SanDisk*#	2,975	43
Sun Microsystems*	9,513	86
Symantec*	11,186	250
Tellabs*	6,891	36
Teradata*	2,470	61
Teradyne*	2,686	25
Texas Instruments	16,432	403
Total System Services	1,691	34
Tyco Electronics	6,752	222
Unisys*	3,525	14
VeriSign*	3,038	97
Western Union	9,929	274
Xerox	11,217	156
Xilinx	3,826	99
Yahoo!*	18,215	353

		24,525
Materials — 3.6%
Air Products & Chemicals	2,692	247
AK Steel Holding	1,414	74
Alcoa	10,155	326
Allegheny Technologies	1,470	72
Ashland	429	18
Ball	999	46
Bemis#	1,977	55
CF Industries Holdings	697	106
Dow Chemical	11,764	402
E.I. DuPont de Nemours	11,713	521
Eastman Chemical	1,258	76
Ecolab	2,401	110
Freeport-McMoRan Copper & Gold	4,945	442
Hercules	1,414	31
International Flavors & Fragrances	539	22
International Paper	5,228	141
MeadWestvaco	2,161	57
Monsanto	7,285	832
Newmont Mining	5,944	268
Nucor	3,668	193
Pactiv*	2,351	63
PPG Industries	2,074	130
Praxair	4,356	391
Rohm & Haas	1,894	142
Sealed Air	2,875	70
Sigma-Aldrich	2,240	127
Titanium Metals#	648	9
United States Steel	1,618	215
Vulcan Materials#	1,523	114
Weyerhaeuser	2,643	147

		5,447
Retail — 0.1%
AutoZone*	626	86
Telecommunication Services — 3.1%
American Tower, Cl A*	5,373	222
AT&T	78,183	2,501
CenturyTel#	1,456	56
Embarq	1,879	89
Frontier Communications	3,738	47
Qwest Communications#	22,031	83
Sprint Nextel	39,197	342
Verizon Communications	36,943	1,297
Windstream	5,922	74

		4,711

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 3.3%
AES*	7,339	$112
Allegheny Energy	2,042	93
Ameren	2,650	111
American Electric Power	4,575	179
CenterPoint Energy	3,849	61
CMS Energy#	1,533	21
Consolidated Edison	3,422	140
Constellation Energy Group	2,368	158
Dominion Resources	7,147	311
DTE Energy	1,439	61
Duke Energy	16,943	295
Dynegy, Cl A*	3,304	20
Edison International	3,733	171
Entergy	2,462	254
Exelon	8,862	673
FirstEnergy	4,099	298
FPL Group	5,204	313
Integrys Energy Group	1,056	55
Nicor#	537	25
NiSource	3,757	62
Pepco Holdings	2,225	56
PG&E	4,123	170
Pinnacle West Capital	1,134	40
PPL	4,690	205
Progress Energy	2,792	122
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	6,080	248
Questar	2,094	109
Sempra Energy	3,080	178
Southern	10,460	392
TECO Energy	1,753	31
Xcel Energy	4,518	93

		5,057
Total Common Stocks
(Cost $121,432)		148,161
EXCHANGE TRADED FUNDS — 1.3%
iShares S&P 500® Index Fund#	7,500	967
S&P Depository Receipt, Trust Series 1	7,300	940
Total Exchange Traded Funds
(Cost $1,993)		1,907
RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B)	5,934	—
(Cost $ – )
AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,042,465	1,042
(Cost $1,042)
Total Investments Before Collateral for Loaned Securities – 99.8%
(Cost $124,467)		151,110
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 4.6%
Affiliated Money Market Fund — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,639,147	2,639

	Par (000)
Bank Note — 0.1%
Wells Fargo Bank
2.440%, 09/24/08	$165	165
Banker’s Acceptance — 0.0%
Bank of America
2.375%, 09/04/08	66	66
Certificates of Deposit — 0.6%
ABN AMRO Bank
2.410%, 09/26/08	165	165
Bank of Nova Scotia
2.390%, 09/26/08	165	165
Bank of Scotland
2.400%, 09/22/08	165	165
Lloyds TSB Bank PLC
2.400%, 09/26/08	165	165
Rabobank
2.380%, 09/26/08	165	165

		825
Medium Term Notes — 0.2%
Morgan Stanley
2.160%, 04/03/09 (C)	132	132
2.210%, 04/15/09 (C)	132	132

		264

	Number of Shares
Money Market Funds — 0.6%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	316,698	317
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	316,698	317
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	316,698	317

		951

	Par (000)
Repurchase Agreements — 1.4%
Bank of America
2.120%, 09/02/08	$990	990
Dresdner Securities
2.110%, 09/02/08	858	858
HSBC Securities
2.100%, 09/02/08	90	90
Lehman Brothers
2.120%, 09/02/08	143	143

		2,081
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,991)		6,991

Value (000)
TOTAL INVESTMENTS — 104.4%
(Cost $131,458)**	$158,101
Other Assets & Liabilities – (4.4)%	(6,682)
TOTAL NET ASSETS — 100.0%	$151,419

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $133,485.

Gross unrealized appreciation (000)	$36,311
Gross unrealized depreciation (000)	(13,695)

Net unrealized appreciation (000)	$22,616

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $6,640.
(A)	Security fair valued using methods determined in good faith by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $0 and represents 0.0% of net assets as of August 31, 2008.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

CVO — Contingent Value Obligation

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	4	$1,282	09/18/08	$–	(A)

Cash in the amount of $72,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

(A) Value is less than $500.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.6%
Consumer Discretionary — 9.6%
Brown Shoe	170,930	$2,598
Carter’s*	124,160	2,286
Hovanian Enterprises, Cl A*#	218,620	1,561
Monarch Casino & Resort*#	174,370	2,335
NetFlix*#	151,670	4,677
Penn National Gaming*	70,160	2,373
Sonic*#	138,830	2,012
Strayer Education	18,320	3,844

		21,686
Consumer Staples — 2.0%
Chattem*#	63,290	4,438
Energy — 11.0%
Alon USA Energy#	313,280	3,819
ATP Oil & Gas*#	100,320	2,578
Atwood Oceanics*	89,680	3,647
Encore Acquisition*	86,760	4,473
ION Geophysical*	239,870	3,867
Oil States International*	111,900	6,225

		24,609
Financials — 11.2%
Affiliated Managers Group*#	60,070	5,720
FirstService*	249,090	4,172
Lazard, Cl A#	158,400	6,715
Montpelier Re Holdings#	192,500	3,116
Portfolio Recovery Associates*#	126,470	5,380

		25,103
Healthcare — 9.3%
Bio-Reference Labs*#	231,008	6,544
NuVasive*#	42,400	2,021
Pharmaceutical Product Development	70,960	2,895
Sciele Pharma#	116,800	2,251
Syneron Medical*#	230,470	3,805
WellCare Health Plans*	80,270	3,352

		20,868
Industrials — 18.8%
AAR*#	146,500	2,325
American Reprographics*	121,660	2,155
BE Aerospace*	125,570	3,007
Esterline Technologies*	124,070	7,009
Graco#	100,780	3,845
Greenbrier#	152,420	3,056
Heidrick & Struggles International#	131,880	4,004
Houston Wire & Cable#	166,950	2,815
Huron Consulting Group*#	41,740	2,691
ICF International*	174,470	3,222
IDEX	164,015	6,080
Oshkosh Truck, Cl B	129,150	1,992

		42,201
Information Technology — 22.8%
ANSYS*	98,200	4,355
Comtech Telecommunications*	135,210	6,182
CryptoLogic#	275,680	2,258
Digital River*#	152,490	6,671
FactSet Research Systems#	92,130	5,778
FLIR Systems*	121,740	4,346
j2 Global Communications*#	289,115	7,132
NETGEAR*#	196,880	3,317
OSI Systems*	99,500	2,309
Perot Systems, Cl A*	206,900	3,683
Trimble Navigation*	153,220	5,187

		51,218
Materials — 8.4%
A.M. Castle & Co.#	122,390	2,457
Methanex#	179,770	4,534
Northgate Minerals*	1,838,670	2,795
OM Group*	81,810	3,035
Scotts Miracle-Gro (The), Cl A	88,060	2,355
Universal Stainless & Alloy*	99,990	3,615

		18,791
Utilities — 1.5%
UGI	122,520	3,369
Total Common Stocks
(Cost $209,637)		212,283
AFFILIATED MONEY MARKET FUND — 4.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,322,503	10,323
(Cost $10,323)
Total Investments Before Collateral for Loaned Securities – 99.2%
(Cost $219,960)		222,606
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 33.3%
Affiliated Money Market Fund — 12.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	28,150,213	28,150

	Par (000)
Bank Note — 0.8%
Wells Fargo Bank
2.440%, 09/24/08	$1,759	1,760
Banker’s Acceptance — 0.3%
Bank of America
2.375%, 09/04/08	704	704
Certificates of Deposit — 3.9%
ABN AMRO Bank
2.410%, 09/26/08	1,759	1,759
Bank of Nova Scotia
2.390%, 09/26/08	1,759	1,759
Bank of Scotland
2.400%, 09/22/08	1,759	1,759
Lloyds TSB Bank PLC
2.400%, 09/26/08	1,759	1,759
Rabobank
2.380%, 09/26/08	1,759	1,759

		8,795

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 1.3%
Morgan Stanley
2.160%, 04/03/09 (A)	$1,408	$1,408
2.210%, 04/15/09 (A)	1,408	1,408

		2,816

	Number of Shares
Money Market Funds — 4.5%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	3,378,026	3,378
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	3,378,026	3,378
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	3,378,026	3,378

		10,134

	Par (000)
Repurchase Agreements — 9.9%
Bank of America
2.120%, 09/02/08	$10,556	10,556
Dresdner Securities
2.110%, 09/02/08	9,149	9,149
HSBC Securities
2.100%, 09/02/08	962	962
Lehman Brothers
2.120%, 09/02/08	1,526	1,526

		22,193
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $74,552)		74,552
TOTAL INVESTMENTS — 132.5%
(Cost $294,512)**		297,158
Other Assets & Liabilities – (32.5)%		(72,817)
TOTAL NET ASSETS — 100.0%		$224,341

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $294,655.

Gross unrealized appreciation (000)	$31,610
Gross unrealized depreciation (000)	(29,107)

Net unrealized appreciation (000)	$2,503

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $70,954.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	57	$4,184	09/19/08	$34

Cash in the amount of $239,400 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 10.6%
Aaron Rents	14,200	$405
Aeropostale*	10,200	356
Buckle#	3,200	166
DeVry	4,300	222
Fossil*	8,800	263
Hanesbrands*	14,200	338
Jarden*	15,500	398
Matthews International, Cl A	4,000	201
Perry Ellis International*	13,700	234
Strayer Education	2,300	483
Unifirst	10,500	452

		3,518
Consumer Staples — 4.9%
BJ’s Wholesale Club*	8,100	308
Flowers Foods	10,100	267
Herbalife#	11,100	523
Inter Parfums#	18,450	262
Ruddick	8,000	255

		1,615
Energy — 9.1%
Alpha Natural Resources*	2,500	248
Atwood Oceanics*	7,600	309
Core Laboratories NV	2,100	261
Cross Timbers Royalty Trust#	2,900	141
Hornbeck Offshore Services*#	8,200	361
Mariner Energy*	11,800	343
Parker Drilling*	37,000	343
Rosetta Resources*#	15,700	365
Smith International#	3,024	211
T-3 Energy Services*	5,700	318
W&T Offshore	4,000	140

		3,040
Financials — 5.1%
American Physicians Capital#	4,700	199
BanColombia SA, ADR	14,300	476
EZCORP*	30,700	479
Nationwide Health Properties REIT#	11,300	389
Waddell & Reed Financial	5,000	161

		1,704
Healthcare — 21.4%
Alexion Pharmaceuticals*#	6,600	298
Alnylam Pharmaceuticals*#	5,900	175
Amedisys*#	9,400	500
Corvel*	14,000	408
Cynosure*#	20,300	503
Emergent Biosolutions*	28,100	389
Haemonetics*	5,000	314
Icon, ADR*	8,000	326
IDEXX Laboratories*#	7,000	394
Illumina*#	1,600	138
Isis Pharmaceuticals*#	16,200	286
Life Sciences Research*	7,300	258
Lincare Holdings*	17,700	584
Meridian Bioscience#	16,400	466
OSI Pharmaceuticals*	9,100	460
PAREXEL International*	14,600	464
Res-Care*	14,200	273
Techne*	6,200	478
US Physical Therapy*	19,900	394

		7,108
Industrials — 17.1%
Actuant	11,200	353
Ampco-Pittsburgh	6,100	265
Axsys Technologies*	2,400	163
Barnes Group#	6,200	150
Bucyrus International	4,100	286
Chart Industries*#	6,800	314
Curtiss-Wright	4,200	226
EMCOR Group*	15,700	535
Gardner Denver*	8,600	388
IKON Office Solutions#	17,300	300
KHD Humboldt Wedag International*	14,000	370
Pacer International	16,000	337
Polypore International*	19,900	546
Teledyne Technologies*	5,900	368
Wabtec	8,700	514
Watson Wyatt Worldwide, Cl A#	10,000	586

		5,701
Information Technology — 18.7%
Airvana*#	57,500	293
Amkor Technology*#	56,100	421
ANSYS*	4,460	198
ASM International NV*#	5,700	142
Avocent*	16,100	378
Compuware*	51,300	586
Diodes*	14,400	343
Emulex*	14,800	199
FLIR Systems*	6,100	218
Himax Technologies, ADR	56,600	198
Informatica*	28,840	486
Integral Systems*	9,700	436
Micros Systems*	7,400	228
NetEase.com, ADR*#	10,000	261
SkillSoft, ADR*	40,700	443
Solera Holdings*	16,900	521
Sybase*	16,400	564
TNS*	14,000	321

		6,236
Materials — 7.1%
Airgas	4,200	249
AptarGroup	9,500	384
Greif, Cl A	5,700	394
NewMarket	3,200	217
Rockwood Holdings*	9,100	344
Terra Industries	3,400	171
Zep	31,400	615

		2,374
Telecommunication Services — 2.1%
Partner Communications, ADR#	10,300	220
Premiere Global Services*	31,900	482

		702
Utilities — 2.0%
Cia Paranaense de Energia, ADR#	28,900	497

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
ITC Holdings#	2,800	$157

		654
Total Common Stocks
(Cost $29,947)		32,652
AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Money Market Fund, Class I†	675,488	675
(Cost $675)
Total Investments Before Collateral for Loaned Securities – 100.1%
(Cost $30,622)		33,327
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.0%
Affiliated Money Market Fund — 7.5%
Allegiant Advantage Institutional Money Market
Fund, Class I†	2,516,418	2,516

	Par (000)
Bank Note — 0.5%
Wells Fargo Bank
2.440%, 09/24/08	$157	157
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	63	63
Certificates of Deposit — 2.4%
ABN AMRO Bank
2.410%, 09/26/08	157	157
Bank of Nova Scotia
2.390%, 09/26/08	157	157
Bank of Scotland
2.400%, 09/22/08	157	157
Lloyds TSB Bank PLC
2.400%, 09/26/08	157	157
Rabobank
2.380%, 09/26/08	157	157

		785
Medium Term Notes — 0.7%
Morgan Stanley
2.160%, 04/03/09 (A)	126	126
2.210%, 04/15/09 (A)	126	126

		252

	Number of Shares
Money Market Funds — 2.7%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	301,970	302
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	301,970	302
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	301,970	302

		906

	Par (000)	Value (000)
Repurchase Agreements — 6.0%
Bank of America
2.120%, 09/02/08	$944	$944
Dresdner Securities
2.110%, 09/02/08	818	818
HSBC Securities
2.100%, 09/02/08	86	86
Lehman Brothers
2.120%, 09/02/08	136	136

		1,984
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $6,663)		6,663
TOTAL INVESTMENTS — 120.1%
(Cost $37,285)**		39,990
Other Assets & Liabilities – (20.1)%		(6,686)
TOTAL NET ASSETS — 100.0%		$33,304

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $37,288.

Gross unrealized appreciation (000)	$4,056
Gross unrealized depreciation (000)	(1,354)

Net unrealized appreciation (000)	$2,702

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $6,299.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

ADR — American Depository Receipt Cl — Class PLC — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 37.5%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$106	$117
9.000%, 05/01/20	38	42
8.500%, 09/01/16	3	3
8.000%, 07/01/25	86	93
7.500%, 07/01/10	0	0
7.500%, 11/01/10	3	3
7.500%, 05/01/11	40	42
7.000%, 11/01/10	46	47
7.000%, 11/01/28	501	528
6.500%, 09/01/08	1	1
6.500%, 11/01/10	11	12

		888
Federal National Mortgage Association — 36.4%
9.500%, 05/01/18	16	17
9.000%, 11/01/24	176	195
7.000%, 01/01/33	603	636
7.000%, 10/01/33	136	144
6.500%, 12/01/08	3	3
6.500%, 09/01/38 (TBA)	12,000	12,343
6.000%, 07/01/28	1	1
6.000%, 01/01/34	190	193
6.000%, 11/01/35	268	272
6.000%, 09/01/36	10,110	10,224
6.000%, 07/01/37	2,936	2,968
6.000%, 09/01/38 (TBA)	5,670	5,726
5.500%, 12/01/33	8,495	8,438
5.500%, 05/01/35	1,705	1,690
5.500%, 12/01/36	13,690	13,566
5.500%, 07/01/37	4,982	4,926
5.448%, 01/01/36 (A)	6,532	6,605
5.000%, 06/01/20	4,783	4,767
5.000%, 10/01/35	10,324	9,960
5.000%, 11/01/35	1,035	999
4.500%, 08/01/20	7,650	7,523
4.500%, 10/01/20	3,574	3,502
4.500%, 03/01/21	6,544	6,436
4.500%, 09/01/35	3,602	3,356

		104,490
Government National Mortgage Association — 0.8%
8.500%, 09/15/21	2	3
8.500%, 11/15/21	38	42
8.500%, 07/15/22	15	16
8.250%, 04/20/17	3	4
8.000%, 01/15/30	245	269
7.500%, 12/15/29	50	54
6.500%, 06/15/32	226	234
6.500%, 10/15/33	249	258
6.000%, 08/15/32	123	125
6.000%, 02/15/33	1,026	1,046
6.000%, 11/15/33	220	224
6.000%, 11/15/34	14	14

		2,289
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $107,518)		107,667
CORPORATE BONDS — 21.8%
Cable — 0.7%
Comcast
5.300%, 01/15/14	825	806
Comcast Cable Communications LLC
7.125%, 06/15/13	345	367
Time Warner Cable
5.850%, 05/01/17	1,025	980

		2,153
Consumer Staples — 0.4%
Dr. Pepper Snapple Group
6.820%, 05/01/18 (B)	460	469
Kraft Foods
6.125%, 08/23/18	765	752

		1,221
Energy — 1.7%
Energy Transfer Partners LP
5.950%, 02/01/15	850	837
Nexen
5.875%, 03/10/35	1,255	1,067
NGPL Pipe
7.768%, 12/15/37 (B)	925	944
Petro-Canada
6.050%, 05/15/18	500	485
Suncor Energy
6.100%, 06/01/18	790	786
XTO Energy
5.750%, 12/15/13	730	733

		4,852
Financials — 9.5%
American Express
8.150%, 03/19/38	320	328
American Express Bank FSB
5.550%, 10/17/12	675	654
Bank of America
7.800%, 09/15/16	500	527
5.420%, 03/15/17	500	445
8.000%, 12/29/49 (A)	1,950	1,741
Citigroup
8.400%, 04/30/49 (A)	2,100	1,786
Citigroup Capital XXI
8.300%, 12/21/49 (A)	975	882
General Electric Capital (MTN)
5.875%, 01/14/38	7,005	6,328
Goldman Sachs Group
6.125%, 02/15/33	600	517
HSBC Finance
6.375%, 10/15/11	715	722
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,271
International Lease Finance (MTN)
5.625%, 09/15/10	1,700	1,612
JPMorgan Chase
6.000%, 01/15/18#	1,800	1,746
7.900%, 04/29/49# (A)	500	456
KeyCorp (MTN)
6.500%, 05/14/13	865	717
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,375	1,090

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Merrill Lynch
5.450%, 02/05/13	$755	$705
Merrill Lynch (MTN)
6.875%, 04/25/18#	1,010	932
Morgan Stanley (MTN)
6.625%, 04/01/18	250	233
MUFG Capital Finance 1
6.346%, 07/25/16 (A)	825	685
Regions Financing Trust II
6.625%, 05/01/47 (A)	870	486
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (A)	1,500	1,269
Wachovia
7.980%, 02/28/49 (A)	300	226
Wachovia Capital Trust III
5.800%, 03/15/42 (A)	2,662	1,438
Wells Fargo Capital XIII
7.700%, 12/29/49 (A)	400	380

		27,176
Healthcare — 0.9%
GlaxoSmithKline Capital
5.650%, 05/15/18	800	804
UnitedHealth Group
4.875%, 02/15/13	850	826
WellPoint
5.000%, 12/15/14	975	905

		2,535
Industrials — 1.1%
Centex
6.500%, 05/01/16	900	729
CRH America
8.125%, 07/15/18	725	741
D.R. Horton
6.875%, 05/01/13	700	619
Koninklijke Philips Electronics NV
6.875%, 03/11/38	1,000	1,042

		3,131
Insurance — 1.0%
AIG
8.175%, 05/15/49 (A) (B)	675	522
American General Finance (MTN)
3.875%, 10/01/09	1,195	1,148
AXA SA
6.379%, 12/14/49 (A) (B)	975	764
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (B)	535	512

		2,946
Media — 0.3%
Thomson Reuters
5.700%, 10/01/14	800	798
Real Estate Investment Trusts — 1.1%
AMB Property LP (MTN)
6.300%, 06/01/13	800	799
iStar Financial
5.950%, 10/15/13	1,250	882
Realty Income
6.750%, 08/15/19	800	740
Simon Property Group LP
5.300%, 05/30/13	820	789

		3,210
Retail — 1.2%
Autozone
6.500%, 01/15/14	385	390
CVS Caremark
5.750%, 06/01/17	775	760
Home Depot
5.875%, 12/16/36	1,000	791
Wal-Mart Stores
5.250%, 09/01/35	1,630	1,422

		3,363
Technology — 0.4%
KLA-Tencor
6.900%, 05/01/18	475	468
Oracle
5.750%, 04/15/18	645	648

		1,116
Telecommunications — 1.1%
GTE
6.940%, 04/15/28	1,525	1,469
Telecom Italia Capital SA
6.999%, 06/04/18	900	882
Telefonica Emisiones SAU
6.221%, 07/03/17	850	843

		3,194
Transportation — 0.3%
ERAC USA Finance
6.375%, 10/15/17 (B)	900	764
Utilities — 2.1%
Appalachian Power
4.950%, 02/01/15	875	823
Baltimore Gas & Electric
6.125%, 07/01/13	905	911
Bruce Mansfield Unit
6.850%, 06/01/34	575	590
Dominion Resources
7.000%, 06/15/38	725	749
Midamerican Energy
6.750%, 12/30/31	1,000	1,043
Nisource Finance
6.400%, 03/15/18	830	794
Potomac Electric Power
6.500%, 11/15/37	360	358
Southwestern Public Service
6.000%, 10/01/36	860	800

		6,068
Total Corporate Bonds
(Cost $67,987)		62,527
ASSET BACKED SECURITIES — 17.7%
Automotive — 4.3%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	4,330	4,323

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Automotive — continued
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	$3,465	$3,464
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	2,300	2,297
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,380	2,380

		12,464
Credit Cards — 8.5%
Chase Issuance Trust, Series 2005-A3, Cl A
2.487%, 10/17/11## (A)	5,000	4,985
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,721
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,482
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,713
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
2.457%, 09/15/11## (A)	6,700	6,667

		24,568
Mortgage Related — 1.5%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (C)	332	317
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	3,930

		4,247
Utilities — 3.4%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,226
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,460

		9,686
Total Asset Backed Securities
(Cost $51,246)		50,965
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	9,782
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,130
Freddie Mac, Series 2662, Cl DC
5.000%, 11/15/18	5,700	5,748
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,539
Total Collateralized Mortgage Obligations
(Cost $24,817)		25,199
U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bond — 0.0%
6.250%, 08/15/23#	80	97
U.S. Treasury Inflationary Index Bond — 3.3%
1.625%, 01/15/18#	9,090	9,470
U.S. Treasury Notes — 4.3%
4.875%, 08/15/09#	8,140	8,347
4.875%, 08/15/16#	3,295	3,586
4.250%, 08/15/13#	500	527

		12,460
Total U.S. Treasury Obligations
(Cost $22,112)		22,027
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	4,971
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (A)	6,600	6,293
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	5,324
Total Commercial Mortgage-Backed Securities (Cost $17,390)		16,588
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Bank — 2.2%
2.180%, 09/10/08# ## (D) (DN)	6,275	6,272
Federal National Mortgage Association — 3.0%
4.750%, 12/15/10# (D) (DN)	7,505	7,750
2.810%, 02/09/09 (D) (DN)	1,015	1,003

		8,753
Total U.S. Government Agency Obligations (Cost $15,013)		15,025

	Number of Shares
PREFERRED STOCKS — 0.7%
Financial Conduits — 0.5%
Fannie Mae	60,500	868
Freddie Mac	44,080	619

		1,487
Financials — 0.2%
Merrill Lynch#	24,000	522
Total Preferred Stocks (Cost $3,102)		2,009

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,257,438	$2,257
(Cost $2,257)
Total Investments Before Collateral for Loaned Securities – 105.9%
(Cost $311,442)		304,264
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.0%
Affiliated Money Market Fund — 5.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	15,149,364	15,149

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$947	947
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	379	378
Certificates of Deposit — 1.7%
ABN AMRO Bank
2.410%, 09/26/08	947	947
Bank of Nova Scotia
2.390%, 09/26/08	947	947
Bank of Scotland
2.400%, 09/22/08	947	947
Lloyds TSB Bank PLC
2.400%, 09/26/08	947	947
Rabobank
2.380%, 09/26/08	947	947

		4,735
Medium Term Notes — 0.5%
Morgan Stanley
2.160%, 04/03/09 (A)	757	757
2.210%, 04/15/09 (A)	757	758

		1,515

	Number of Shares
Money Market Funds — 1.9%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	1,817,924	1,818
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	1,817,924	1,818
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	1,817,924	1,818

		5,454

	Par (000)
Repurchase Agreements — 4.2%
Bank of America
2.120%, 09/02/08	$5,681	5,681
Dresdner Securities
2.110%, 09/02/08	4,924	4,924
HSBC Securities
2.100%, 09/02/08	518	518
Lehman Brothers
2.120%, 09/02/08	821	821

		11,944
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $40,122)		40,122
TOTAL INVESTMENTS — 119.9%
(Cost $351,564)*		344,386
Other Assets & Liabilities – (19.9)%		(57,267)
TOTAL NET ASSETS — 100.0%		$287,119

*	Aggregate cost for Federal income tax purposes is (000) $351,602.

Gross unrealized appreciation (000)	$2,176
Gross unrealized depreciation (000)	(9,392)

Net unrealized depreciation (000)	$(7,216)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $39,267.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,065 and represents 1.8% of net assets as of August 31, 2008.
(C)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2008.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 98.7%
Federal Home Loan Mortgage Corporation — 8.1%
12.250%, 08/01/15	$58	$63
9.750%, 11/01/08 to 04/01/09	1	1
9.000%, 06/01/09 to 09/01/20	143	155
8.750%, 06/01/16 to 05/01/17	25	27
8.500%, 09/01/17 to 01/01/22	114	123
8.000%, 02/01/17 to 03/01/22	89	95
7.000%, 05/01/31	129	136
6.000%, 10/01/32	969	984
5.500%, 12/01/36	8,604	8,498
5.000%, 11/01/35	4,840	4,667

		14,749
Federal National Mortgage Association — 84.7%
12.500%, 05/01/15	54	60
11.250%, 05/01/14	13	15
10.000%, 06/01/21	15	17
9.000%, 06/01/09 to 10/01/19	15	16
8.500%, 11/01/21 to 09/01/23	37	41
8.000%, 02/01/23 to 03/01/23	16	17
7.500%, 09/01/22 to 05/01/32	575	618
7.000%, 12/01/15 to 10/01/32	917	966
6.500%, 12/01/12 to 08/01/36	6,830	7,050
6.500%, 09/01/38 (TBA)	4,000	4,114
6.000%, 11/01/35 to 05/01/37	23,983	24,259
6.000%, 09/01/38 (TBA)	13,000	13,128
5.500%, 11/01/09 to 12/01/36	50,631	50,345
5.000%, 06/01/18 to 11/01/35	43,144	42,007
4.500%, 04/01/18 to 06/01/20	11,254	11,089

		153,742
Government National Mortgage Association — 5.9%
17.000%, 11/15/11	36	42
15.000%, 06/15/11 to 01/15/13	465	540
14.500%, 09/15/12 to 08/15/14	4	4
14.000%, 05/15/11 to 02/15/15	157	181
13.500%, 05/15/10 to 01/20/15	170	195
13.000%, 11/15/10 to 06/20/15	195	223
12.500%, 04/15/10 to 01/20/16	268	302
12.000%, 08/15/12 to 09/15/15	190	218
11.500%, 02/15/13 to 08/15/14	55	62
9.250%, 12/15/16 to 05/15/21	63	70
9.000%, 10/15/08 to 11/15/24	318	347
8.750%, 12/15/16	47	51
8.500%, 01/15/17 to 09/15/24	305	335
8.000%, 04/15/17 to 05/20/30	812	888
7.500%, 09/20/15 to 09/20/30	1,472	1,582
7.000%, 12/15/10 to 06/15/32	2,709	2,877
6.500%, 10/15/22 to 09/15/31	1,993	2,057
6.000%, 07/20/29	755	769

		10,743
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $178,900)		179,234
ASSET BACKED SECURITIES — 8.2%
Credit Cards — 8.2%
Chase Issuance Trust, Series 2005-A3, Cl A
2.487%, 10/17/11## (A)	5,000	4,985
Citibank Credit Card Issuance Trust, Series 2005-A10, Cl A10
2.477%, 12/15/10## (A)	5,000	4,992
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
2.457%, 09/15/11## (A)	5,000	4,975
Total Asset Backed Securities
(Cost $15,004)		14,952
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Bank — 0.1%
2.331%, 03/02/09## (A)	75	75
Federal Home Loan Bank — 1.1%
2.180%, 09/10/08# ##	2,050	2,049
Total U.S. Government Agency Obligations
(Cost $2,124)		2,124
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	35	35
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	69	74
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	170	170
Total Collateralized Mortgage Obligations
(Cost $282)		279

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,127,162	2,127
(Cost $2,127)
Total Investments Before Collateral for Loaned Securities – 109.5%
(Cost $198,437)		198,716
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 1.1%
Affiliated Money Market Fund — 0.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	789,545	790

	Par (000)
Bank Note — 0.0%
Wells Fargo Bank
2.440%, 09/24/08	$49	49

	Par (000)	Value (000)
Banker’s Acceptance — 0.0%
Bank of America
2.375%, 09/04/08	$20	$20
Certificates of Deposit — 0.1%
ABN AMRO Bank
2.410%, 09/26/08	49	49
Bank of Nova Scotia
2.390%, 09/26/08	49	49
Bank of Scotland
2.400%, 09/22/08	49	49
Lloyds TSB Bank PLC
2.400%, 09/26/08	49	49
Rabobank
2.380%, 09/26/08	49	49

		245
Medium Term Notes — 0.1%
Morgan Stanley
2.160%, 04/03/09 (A)	39	39
2.210%, 04/15/09 (A)	39	40

		79

	Number of Shares
Money Market Funds — 0.2%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	94,745	95
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	94,745	95
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	94,745	95

		285

	Par (000)
Repurchase Agreements — 0.3%
Bank of America
2.120%, 09/02/08	$296	296
Dresdner Securities
2.110%, 09/02/08	257	257
HSBC Securities
2.100%, 09/02/08	27	27
Lehman Brothers
2.120%, 09/02/08	43	43

		623
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $2,091)		2,091
TOTAL INVESTMENTS — 110.6%
(Cost $200,528)*		200,807
Other Assets & Liabilities – (10.6)%		(19,266)
TOTAL NET ASSETS — 100.0%		$181,541

*	Aggregate cost for Federal income tax purposes is (000) $200,528.

Gross unrealized appreciation (000)	$736
Gross unrealized depreciation (000)	(1,015)

Net unrealized appreciation (000)	$279

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $2,048.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

PLC — Public Limited Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 91.2%
Automotive — 2.7%
Allison Transmission
11.000%, 11/01/15# (A)	$60	$56
General Motors
8.375%, 07/15/33#	325	162

		218
Commercial Services — 3.4%
ARAMARK
8.500%, 02/01/15	100	101
Browning-Ferris Industries
9.250%, 05/01/21	50	53
Ticketmaster
10.750%, 08/01/16 (A)	125	129

		283
Consumer Non-Cyclical — 3.8%
GSC Holdings
8.000%, 10/01/12	75	79
Hanesbrands
6.508%, 12/15/14 (B)	225	196
Quiksilver
6.875%, 04/15/15	50	40

		315
Consumer Services — 14.4%
Education Management LLC
8.750%, 06/01/14	150	137
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15 (A)	25	12
Gaylord Entertainment
8.000%, 11/15/13#	100	92
Host Hotels & Resorts LP
7.000%, 08/15/12	100	94
Iron Mountain
8.750%, 07/15/18	100	103
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A)	200	147
MGM Mirage
7.625%, 01/15/17	260	216
Royal Caribbean Cruises
7.250%, 06/15/16	200	172
Universal City Florida Holding
8.375%, 05/01/10	130	127
Wynn Las Vegas Capital
6.625%, 12/01/14	90	82

		1,182
Consumer Staples — 2.2%
Constellation Brands
8.375%, 12/15/14	75	78
Del Monte
8.625%, 12/15/12	105	106

		184
Energy — 10.8%
Chesapeake Energy
6.625%, 01/15/16	100	94
Copano Energy LLC
7.750%, 06/01/18 (A)	90	84
Denbury Resources
7.500%, 04/01/13	120	119
MarkWest Energy Partners
8.500%, 07/15/16	100	101
OPTI Canada
8.250%, 12/15/14	160	161
PHI
7.125%, 04/15/13	175	166
Tesoro
6.625%, 11/01/15	185	161

		886
Financials — 9.2%
Bank of America
8.000%, 12/29/49 (B)	200	179
Citigroup
8.400%, 04/30/49 (B)	110	94
Ford Motor Credit
7.250%, 10/25/11	315	241
JPMorgan Chase
7.900%, 04/29/49# (B)	100	91
Wachovia
7.980%, 02/28/49 (B)	105	79
Wells Fargo Capital XIII
7.700%, 12/29/49 (B)	75	71

		755
Healthcare — 3.1%
HCA
9.250%, 11/15/16	245	253
Industrials — 11.5%
D.R. Horton
8.000%, 02/01/09	235	236
H&E Equipment Services
8.375%, 07/15/16	60	52
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17# (B)	130	128
K. Hovnanian Enterprises
11.500%, 05/01/13 (A)	125	128
Steel Dynamics
7.750%, 04/15/16 (A)	175	172
Terex
8.000%, 11/15/17	125	124
USG
6.300%, 11/15/16	125	101

		941
Insurance — 0.5%
AIG
8.175%, 05/15/49 (A) (B)	50	39
Materials — 2.7%
International Paper
7.950%, 06/15/18	90	92
Owens-Illinois
7.800%, 05/15/18	75	76
Rock-Tenn
9.250%, 03/15/16 (A)	50	51

		219
Media — 7.2%
CSC Holdings
8.500%, 06/15/15 (A)	225	227

	Par (000)	Value (000)
CORPORATE BONDS — continued
Media — continued
DirecTV Holdings LLC
8.375%, 03/15/13	$150	$156
EchoStar DBS
7.125%, 02/01/16	225	208

		591
Retail — 1.8%
Neiman-Marcus Group
10.375%, 10/15/15#	150	147
Technology — 5.6%
BE Aerospace
8.500%, 07/01/18	150	157
Sungard Data Systems
10.250%, 08/15/15	200	202
TransDigm
7.750%, 07/15/14	100	98

		457
Telecommunications — 3.1%
Nextel Communications
7.375%, 08/01/15	215	175
Sprint Capital
8.375%, 03/15/12	75	75

		250
Transportation — 4.5%
Avis Budget Car Rental
7.750%, 05/15/16	100	69
Hertz
10.500%, 01/01/16#	175	155
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/14	150	147

		371
Utilities — 4.7%
Edison Mission Energy
7.750%, 06/15/16#	50	50
NRG Energy
7.250%, 02/01/14	85	84
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15 (A)	250	251

		385
Total Corporate Bonds
(Cost $7,904)		7,476

	Number of Shares
PREFERRED STOCKS — 4.4%
Financial Conduits — 2.3%
Fannie Mae	10,000	144
Freddie Mac	3,000	42

		186
Financials — 2.1%
Merrill Lynch#	8,000	174
Total Preferred Stocks
(Cost $526)		360

	Number of Shares	Value (000)
MUTUAL FUNDS — 1.1%
Lehman High Yield Bond	2,200	$94
Total Mutual Funds
(Cost $100)		94
AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Money Market Fund, Class I†	146,361	146
(Cost $146)
Total Investments Before Collateral for Loaned Securities – 98.5%
(Cost $8,676)		8,076
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 13.4%
Affiliated Money Market Fund — 5.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	414,898	415

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$26	26
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	10	10
Certificates of Deposit — 1.6%
ABN AMRO Bank
2.410%, 09/26/08	26	26
Bank of Nova Scotia
2.390%, 09/26/08	26	26
Bank of Scotland
2.400%, 09/22/08	26	26
Lloyds TSB Bank PLC
2.400%, 09/26/08	26	26
Rabobank
2.380%, 09/26/08	26	26

		130
Medium Term Notes — 0.5%
Morgan Stanley
2.160%, 04/03/09 (B)	21	21
2.210%, 04/15/09 (B)	21	21

		42

	Number of Shares
Money Market Funds — 1.8%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	49,788	50
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	49,788	50
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	49,788	50

		150

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 4.0%
Bank of America
2.120%, 09/02/08	$156	$156
Dresdner Securities
2.110%, 09/02/08	135	135
HSBC Securities
2.100%, 09/02/08	14	14
Lehman Brothers
2.120%, 09/02/08	22	22

		327
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,100)		1,100
TOTAL INVESTMENTS — 111.9%
(Cost $9,776)*		9,176
Other Assets & Liabilities – (11.9)%		(975)
TOTAL NET ASSETS — 100.0%		$8,201

*	Aggregate cost for Federal income tax purposes is (000) $9,776.

Gross unrealized appreciation (000)	$28
Gross unrealized depreciation (000)	(628)

Net unrealized depreciation (000)	$(600)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,068.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,296 and represents 15.8% of net assets as of August 31, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000
CORPORATE BONDS — 31.5%
Cable — 1.1%
Comcast Cable Communications LLC
7.125%, 06/15/13	$1,832	$1,949
Rogers Communications
6.800%, 08/15/18	990	1,006
Time Warner Cable
5.850%, 05/01/17	1,000	956

		3,911
Chemicals — 0.1%
Dow Chemical
5.700%, 05/15/18	345	331
Consumer Staples — 0.8%
Clorox
5.450%, 10/15/12	1,075	1,085
Dr. Pepper Snapple Group
6.820%, 05/01/18 (A)	525	535
Kraft Foods
6.125%, 02/01/18	925	910
6.125%, 08/23/18	425	418

		2,948
Energy — 3.2%
Apache
6.250%, 04/15/12	885	939
ConocoPhillips
4.400%, 05/15/13	500	496
Energy Transfer Partners LP
5.950%, 02/01/15	1,375	1,354
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	1,070
NGPL Pipe
7.119%, 12/15/17 (A)	1,325	1,340
Petro-Canada
6.050%, 05/15/18	940	912
Rockies Express Pipeline LLC
6.250%, 07/15/13	650	667
Suncor Energy
6.100%, 06/01/18	930	925
TEPPCO Partners LP
6.650%, 04/15/18	1,130	1,139
Weatherford International
6.000%, 03/15/18	920	899
XTO Energy
4.900%, 02/01/14	1,160	1,107
5.500%, 06/15/18	370	344

		11,192
Financials — 11.6%
American Express
7.000%, 03/19/18	1,190	1,171
American Express Bank FSB
5.550%, 10/17/12	625	606
Bank of America
5.650%, 05/01/18	3,315	3,064
BB&T
4.750%, 10/01/12	1,625	1,520
Bear Stearns
7.250%, 02/01/18	580	602
CIT Group
5.650%, 02/13/17	400	281
CIT Group (MTN)
5.125%, 09/30/14	1,250	897
Citigroup
5.500%, 04/11/13	2,550	2,462
5.000%, 09/15/14	2,090	1,872
Deutsche Bank
4.875%, 05/20/13	1,500	1,473
General Electric Capital
5.625%, 05/01/18	3,425	3,336
Goldman Sachs Group
6.150%, 04/01/18	2,640	2,530
HSBC Finance
6.375%, 10/15/11	175	177
International Lease Finance (MTN)
5.625%, 09/15/10	1,500	1,422
5.650%, 06/01/14	700	587
JPMorgan Chase
4.750%, 05/01/13	580	560
6.000%, 01/15/18	2,480	2,406
KeyCorp (MTN)
6.500%, 05/14/13	1,075	891
Merrill Lynch
5.450%, 02/05/13	2,325	2,170
Merrill Lynch (MTN)
6.875%, 04/25/18#	1,120	1,033
Morgan Stanley (MTN)
6.625%, 04/01/18	2,320	2,159
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	880	866
Regions Bank
7.500%, 05/15/18	1,100	954
Republic New York
7.750%, 05/15/09	1,770	1,805
TIAA Global Markets
4.950%, 07/15/13	1,000	1,001
UBS AG (MTN)
5.750%, 04/25/18	925	887
Wachovia (MTN)
5.500%, 05/01/13	415	381
5.750%, 02/01/18	3,100	2,634
Wells Fargo
4.950%, 10/16/13#	315	309
5.625%, 12/11/17	900	867

		40,923
Food, Beverage & Tobacco — 0.3%
Diageo Capital PLC
5.750%, 10/23/17	1,075	1,067
Healthcare — 1.1%
AstraZeneca PLC
5.900%, 09/15/17	950	988
GlaxoSmithKline Capital
5.650%, 05/15/18	1,000	1,005
UnitedHealth Group
4.875%, 02/15/13	775	753
WellPoint
5.000%, 12/15/14	1,000	929

		3,675
Industrials — 2.0%
Centex
6.500%, 05/01/16	875	709

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000
CORPORATE BONDS — continued
Industrials — continued
CRH America
8.125%, 07/15/18	$900	$920
D.R. Horton
6.875%, 05/01/13	750	664
General Electric
5.250%, 12/06/17	3,980	3,853
Koninklijke Philips Electronics NV
5.750%, 03/11/18	950	940

		7,086
Insurance — 1.8%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	970	970
American General Finance (MTN)
3.875%, 10/01/09	1,415	1,359
Chubb
5.750%, 05/15/18	620	596
Genworth Financial
5.650%, 06/15/12	950	893
MetLife
6.817%, 08/15/18	925	929
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,341
Principal Life Income Funding Trusts (MTN)
5.300%, 04/24/13	350	350

		6,438
Media — 0.3%
Thomson Reuters
5.700%, 10/01/14	1,000	997
Real Estate Investment Trusts — 1.6%
AMB Property LP (MTN)
6.300%, 06/01/13	950	949
ERP Operating
5.500%, 10/01/12	965	927
iStar Financial
5.950%, 10/15/13	1,350	952
Prologis
6.625%, 05/15/18	880	812
Realty Income
5.950%, 09/15/16	1,225	1,107
Simon Property Group LP
5.300%, 05/30/13	1,015	976

		5,723
Retail — 1.6%
Autozone
6.500%, 01/15/14	475	482
CVS Caremark
5.750%, 06/01/17	1,250	1,226
Home Depot
5.250%, 12/16/13	925	878
Kroger
5.000%, 04/15/13	1,050	1,037
Walgreen
4.875%, 08/01/13	1,165	1,177
Wal-Mart Stores
5.800%, 02/15/18	900	943

		5,743
Technology — 0.6%
KLA-Tencor
6.900%, 05/01/18	575	567
Oracle
5.750%, 04/15/18	930	934
Pitney Bowes (MTN)
5.750%, 09/15/17	720	714

		2,215
Telecommunications — 1.7%
AT&T
5.625%, 06/15/16	910	906
5.600%, 05/15/18#	1,000	982
GTE
6.840%, 04/15/18	590	600
Telecom Italia Capital SA
6.999%, 06/04/18	1,070	1,049
Telefonica Emisiones SAU
6.221%, 07/03/17	870	863
Verizon Communications
5.550%, 02/15/16	1,775	1,744

		6,144
Transportation — 1.0%
Burlington Northern Santa Fe
6.750%, 07/15/11	1,177	1,242
Canadian National Railway
5.550%, 05/15/18	965	967
ERAC USA Finance
6.375%, 10/15/17 (A)	850	721
Union Pacific
5.750%, 11/15/17	575	562

		3,492
Utilities — 2.7%
Appalachian Power
4.950%, 02/01/15	975	917
Baltimore Gas & Electric
6.125%, 07/01/13	1,000	1,007
Connecticut Light & Power
5.650%, 05/01/18	940	940
Consumers Energy, Cl F
4.000%, 05/15/10	980	978
FPL Group Capital
5.350%, 06/15/13	385	395
Nisource Finance
6.150%, 03/01/13	970	964
Pacificorp
5.650%, 07/15/18#	1,075	1,076
PSI Energy
6.050%, 06/15/16	1,260	1,261
Virginia Electric & Power
4.750%, 03/01/13	810	805
Xcel Energy
5.613%, 04/01/17	1,100	1,055

		9,398
Total Corporate Bonds
(Cost $115,443)		111,283

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Federal National Mortgage Association — 16.9%
4.750%, 12/15/10#	$20,575	$21,248
2.810%, 02/09/09 (B) (DN)	39,005	38,529

		59,777
Total U.S. Government Agency Obligations
(Cost $59,732)		59,777
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,530	2,512
Federal National Mortgage Association — 14.6%
6.000%, 10/01/36	7,014	7,093
6.000%, 07/01/37	2,705	2,735
5.500%, 10/01/09	6	5
5.500%, 12/01/36	9,543	9,457
5.500%, 04/01/37	3,151	3,115
5.500%, 07/01/37	971	960
5.500%, 03/01/38	4,979	4,922
5.448%, 01/01/36 (C)	7,427	7,509
5.000%, 02/01/35	8,890	8,594
4.500%, 08/01/20	7,321	7,200

		51,590
Government National Mortgage Association — 0.0%
9.000%, 11/15/08	1	1
9.000%, 02/15/09	1	1
9.000%, 04/15/09	2	2
9.000%, 05/15/09	5	5

		9
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $54,018)		54,111
ASSET BACKED SECURITIES — 13.2%
Automotive — 5.9%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	3,741	3,770
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	5,280	5,272
USAA Auto Owner Trust Series 2007-2, Cl A3
4.900%, 02/15/12	4,910	4,946
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	4,500	4,517
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,230	2,230

		20,735
Credit Cards — 5.5%
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	3,250	3,250
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,507
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,269
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,431

		19,457
Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,488
Total Asset Backed Securities
(Cost $46,400)		46,680
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,210
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	824	792
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	6,949
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,299
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,315
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,827
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	739	703
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.729%, 07/25/34 (C)	5,530	4,680
Total Collateralized Mortgage Obligations
(Cost $42,652)		42,775
U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Inflationary Index Bond — 2.6%
1.625%, 01/15/18#	9,000	9,376
U.S. Treasury Notes — 4.9%
4.875%, 08/15/09#	310	318
4.875%, 07/31/11#	7,140	7,605
4.875%, 08/15/16#	845	920
4.250%, 08/15/13#	2,045	2,155
3.875%, 05/15/09#	6,245	6,323

		17,321
Total U.S. Treasury Obligations
(Cost $26,617)		26,697

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.8%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	$2,919	$2,920
(Cost $2,932)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,975,703	7,976
(Cost $7,976)
Total Investments Before Collateral for Loaned Securities – 99.6%
(Cost $355,770)		352,219
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 13.9%
Affiliated Money Market Fund — 5.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	18,521,076	18,521

	Par (000)
Bank Note — 0.3%
Wells Fargo Bank
2.440%, 09/24/08	$1,158	1,158
Banker’s Acceptance — 0.1%
Bank of America
2.375%, 09/04/08	463	462
Certificates of Deposit — 1.7%
ABN AMRO Bank
2.410%, 09/26/08	1,158	1,158
Bank of Nova Scotia
2.390%, 09/26/08	1,158	1,158
Bank of Scotland
2.400%, 09/22/08	1,158	1,158
Lloyds TSB Bank PLC
2.400%, 09/26/08	1,158	1,158
Rabobank
2.380%, 09/26/08	1,158	1,158

		5,790
Medium Term Notes — 0.5%
Morgan Stanley
2.160%, 04/03/09 (C)	926	926
2.210%, 04/15/09 (C)	926	926

		1,852

	Number of Shares
Money Market Funds — 1.9%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	2,222,529	2,223
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	2,222,529	2,223
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	2,222,529	2,223

		6,669

	Par (000)	Value (000)
Repurchase Agreements — 4.1%
Bank of America
2.120%, 09/02/08	$6,945	$6,945
Dresdner Securities
2.110%, 09/02/08	6,019	6,019
HSBC Securities
2.100%, 09/02/08	633	633
Lehman Brothers
2.120%, 09/02/08	1,004	1,004

		14,601
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $49,053)		49,053
TOTAL INVESTMENTS — 113.5%
(Cost $404,823)*		401,272
Other Assets & Liabilities – (13.5)%		(47,697)
TOTAL NET ASSETS — 100.0%		$353,575

*	Aggregate cost for Federal income tax purposes is (000) $404,935.

Gross unrealized appreciation (000)	$1,980
Gross unrealized depreciation (000)	(5,643)

Net unrealized depreciation (000)	$(3,663)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $47,818.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,875 and represents 0.5% of net assets as of August 31, 2008.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 25.4%
Automotive — 15.1%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	$1,250	$1,247
Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	2,060	2,068
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	2,131	2,135
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	900	900
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	2,195	2,191
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	1,440	1,436
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	996	998
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,150
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	1,925	1,949
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	2,290	2,307
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	2,350	2,359
World Omni Auto Receivables Trust, Series 2006-B, Cl A3
5.150%, 11/15/10	1,291	1,300

		21,040
Credit Cards — 7.1%
American Express Credit Account Master Trust, Series 2004-3, Cl A
4.350%, 12/15/11	1,500	1,507
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,245
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,162
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	2,982

		9,896
Mortgage Related — 2.0%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (A)	202	192
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	1,886	1,748
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	759	705
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	98	98

		2,743
Utilities — 1.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,600	1,652
Total Asset Backed Securities
(Cost $35,458)		35,331
U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Notes — 23.7%
4.875%, 04/30/11#	11,185	11,869
4.750%, 12/31/08#	5,000	5,049
4.625%, 08/31/11#	3,880	4,105
4.500%, 05/15/10	1,300	1,351
3.875%, 09/15/10#	4,050	4,181
3.500%, 02/15/10#	6,415	6,543
Total U.S. Treasury Obligations
(Cost $33,025)		33,098
CORPORATE BONDS — 19.1%
Automotive — 0.4%
Daimler Finance North America LLC
7.750%, 01/18/11	545	572
Cable — 0.7%
Comcast MO of Delaware
9.000%, 09/01/08	1,000	1,000
Energy — 0.1%
XTO Energy
5.000%, 08/01/10	180	182
Financials — 11.3%
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,289
Bank of America
7.400%, 01/15/11	809	848
6.250%, 04/15/12	890	913
Bank One
5.900%, 11/15/11	1,645	1,688
CIT Group
5.000%, 11/24/08#	1,000	991
Citigroup
7.250%, 10/01/10	345	356
General Electric Capital, Cl A (MTN)
6.000%, 06/15/12	1,400	1,454
Goldman Sachs
6.875%, 01/15/11	1,000	1,038
HSBC Finance
8.000%, 07/15/10	1,500	1,558
International Lease Finance (MTN)
5.625%, 09/15/10	720	683
Merrill Lynch (MTN)
6.050%, 08/15/12	725	696

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Morgan Stanley
6.750%, 04/15/11	$865	$881
National Westminster Bank PLC
7.375%, 10/01/09	1,008	1,030
Republic New York
7.750%, 05/15/09	720	734
Wachovia
5.300%, 10/15/11	1,650	1,551

		15,710
Healthcare — 0.4%
WellPoint
4.250%, 12/15/09	400	395
5.000%, 01/15/11	100	100

		495
Insurance — 1.8%
American General Finance (MTN)
4.625%, 05/15/09	400	391
Genworth Financial
5.231%, 05/16/09	355	355
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	903
Reliastar Financial
6.500%, 11/15/08	810	815

		2,464
Real Estate Investment Trusts — 1.0%
Camden Property Trust
4.375%, 01/15/10	451	441
Developers Diversified Realty
4.625%, 08/01/10	540	525
Liberty Property LP
7.250%, 03/15/11	402	406

		1,372
Retail — 0.4%
Home Depot
3.750%, 09/15/09	590	588
Telecommunications — 1.4%
AT&T
7.300%, 11/15/11	705	754
British Telecommunications PLC
8.125%, 12/15/10	540	580
Verizon New England
6.500%, 09/15/11	665	686

		2,020
Transportation — 0.7%
Burlington Northern Santa Fe
6.750%, 07/15/11	415	438
FedEx
5.500%, 08/15/09	603	609

		1,047
Utilities — 0.9%
Dominion Resources
5.125%, 12/15/09	550	558
Midamerican Funding LLC
6.750%, 03/01/11	600	635

		1,193
Total Corporate Bonds
(Cost $26,802)		26,643
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.7%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
6.851%, 02/25/33 (B)	122	120
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.709%, 06/25/33 (B)	591	592
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	743	741
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.569%, 09/20/34 (B)	1,422	1,253
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	591	600
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,248	1,262
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,166
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	1,935	1,933
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	1,525	1,557
First Horizon Asset Securities, Series 2004-1 CI 1A1
5.500%, 03/25/34	598	596
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	2,146	2,151
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (B)	960	961
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	20	20
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,032
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	274	274
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	2,063	2,117
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	308	302
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	373	366
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	480	480
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	967	947
Structured Asset Securities, Series 2003-1, Cl 2A1
6.000%, 02/25/18	1,010	1,007

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	$430	$428
Total Collateralized Mortgage Obligations
(Cost $21,899)		21,905
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 13.7%
Federal Home Loan Mortgage Corporation — 2.8%
6.000%, 05/01/21	2,138	2,190
5.500%, 02/01/10	232	236
5.500%, 06/01/10	333	339
5.000%, 10/01/09	614	619
3.500%, 09/01/08	510	509

		3,893
Federal National Mortgage Association — 10.9%
6.350%, 11/01/32 (B)	139	141
6.000%, 09/01/16	678	701
5.561%, 09/01/36 (B)	1,717	1,747
5.500%, 10/01/09	221	224
5.500%, 09/01/17	1,600	1,630
5.199%, 12/01/34 (B)	877	884
5.000%, 11/01/12	829	838
4.911%, 01/01/36 (B)	2,596	2,594
4.876%, 04/01/35 (B)	2,358	2,360
4.848%, 07/01/34 (B)	1,266	1,281
4.500%, 04/01/14	517	516
4.303%, 10/01/33 (B)	826	828
3.999%, 08/01/33 (B)	1,438	1,438

		15,182
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $18,913)		19,075
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	186	186
(Cost $180)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,492,923	2,493
(Cost $2,493)
Total Investments Before Collateral for Loaned Securities – 99.5%
(Cost $138,770)		138,731
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.0%
Affiliated Money Market Fund — 9.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	12,620,405	12,620

	Par (000)	Value (000)
Bank Note — 0.6%
Wells Fargo Bank
2.440%, 09/24/08	$789	$789
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	316	315
Certificates of Deposit — 2.8%
ABN AMRO Bank
2.410%, 09/26/08	789	789
Bank of Nova Scotia
2.390%, 09/26/08	789	789
Bank of Scotland
2.400%, 09/22/08	789	789
Lloyds TSB Bank PLC
2.400%, 09/26/08	789	789
Rabobank
2.380%, 09/26/08	789	789

		3,945
Medium Term Notes — 0.9%
Morgan Stanley
2.160%, 04/03/09 (B)	631	631
2.210%, 04/15/09 (B)	631	631

		1,262

	Number of Shares
Money Market Funds — 3.3%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	1,514,449	1,514
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	1,514,449	1,514
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	1,514,449	1,514

		4,542

	Par (000)
Repurchase Agreements — 7.1%
Bank of America
2.120%, 09/02/08	$4,733	4,733
Dresdner Securities
2.110%, 09/02/08	4,102	4,102
HSBC Securities
2.100%, 09/02/08	431	431
Lehman Brothers
2.120%, 09/02/08	684	684

		9,950
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $33,423)		33,423

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 123.5%
(Cost $172,193)**	$172,154
Other Assets & Liabilities – (23.5)%	(32,733)
TOTAL NET ASSETS — 100.0%	$139,421

**	Aggregate cost for Federal income tax purposes is (000) $172,196.

Gross unrealized appreciation (000)	$719
Gross unrealized depreciation (000)	(761)

Net unrealized depreciation (000)	$(42)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $32,633.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 35.7%
Automotive — 0.4%
Allison Transmission
11.000%, 11/01/15# (A)	$750	$694
General Motors
8.375%, 07/15/33#	1,375	687
Tenneco
8.125%, 11/15/15	50	45

		1,426
Cable — 1.3%
Comcast Cable Communications LLC
7.125%, 06/15/13	2,515	2,675
Rogers Communications
7.500%, 08/15/38	890	917
Time Warner Cable
5.850%, 05/01/17	1,680	1,606

		5,198
Commercial Services — 0.4%
ARAMARK
8.500%, 02/01/15	300	304
Browning-Ferris Industries
9.250%, 05/01/21	810	855
Ticketmaster
10.750%, 08/01/16 (A)	250	257

		1,416
Consumer Non-Cyclical — 0.5%
ACCO Brands
7.625%, 08/15/15	235	199
Constellation Brands
7.250%, 05/15/17	350	345
GSC Holdings
8.000%, 10/01/12	275	289
Hanesbrands
6.508%, 12/15/14 (B)	785	683
Quiksilver
6.875%, 04/15/15	782	632

		2,148
Consumer Services — 2.1%
Education Management LLC
8.750%, 06/01/14	905	829
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15# (A)	1,150	549
Gaylord Entertainment
8.000%, 11/15/13	650	600
Global Cash Access LLC
8.750%, 03/15/12	420	403
Iron Mountain
7.750%, 01/15/15	275	276
8.750%, 07/15/18	340	349
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A)	1,125	827
McDonald’s
6.300%, 10/15/37	885	883
MGM Mirage
7.625%, 01/15/17	1,160	961
Mohegan Tribal Gaming Authority
7.125%, 08/15/14#	740	548
Royal Caribbean Cruises
7.250%, 06/15/16	1,065	916
Speedway Motorsports
6.750%, 06/01/13	100	96
Universal City Development Partners
11.750%, 04/01/10	500	508
Universal City Florida Holding
8.375%, 05/01/10	345	337
Wynn Las Vegas Capital
6.625%, 12/01/14	210	192

		8,274
Consumer Staples — 0.8%
Del Monte
8.625%, 12/15/12	1,020	1,035
Dr. Pepper Snapple Group
6.820%, 05/01/18 (A)	600	612
Kraft Foods
6.125%, 08/23/18	1,510	1,484

		3,131
Energy — 3.8%
Chesapeake Energy
6.625%, 01/15/16	850	801
Copano Energy LLC
7.750%, 06/01/18 (A)	735	687
Denbury Resources
7.500%, 04/01/13	995	986
Energy Transfer Partners LP
5.950%, 02/01/15	1,375	1,354
MarkWest Energy Partners
8.500%, 07/15/16	675	678
Nexen
5.875%, 03/10/35	1,390	1,182
NGPL Pipe
7.768%, 12/15/37 (A)	925	944
OPTI Canada
8.250%, 12/15/14	940	944
Petro-Canada
6.050%, 05/15/18	1,210	1,174
PHI
7.125%, 04/15/13	715	677
Southern Union
7.200%, 11/01/45 (B)	1,030	837
Suncor Energy
6.100%, 06/01/18	1,015	1,010
TEPPCO Partners
7.000%, 06/01/49 (B)	1,125	999
Tesoro
6.625%, 11/01/15	820	715
Weatherford International
6.000%, 03/15/18	1,085	1,061
XTO Energy
5.750%, 12/15/13	585	588
5.500%, 06/15/18	375	348

		14,985
Financials — 11.6%
American Express
8.150%, 03/19/38	1,075	1,100
American Express Bank FSB
5.550%, 10/17/12	725	703
Bank of America
8.000%, 12/29/49 (B)	3,035	2,709

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
7.800%, 09/15/16	$750	$791
5.420%, 03/15/17	500	445
CIT Group (MTN)
5.125%, 09/30/14	765	549
Citigroup
8.400%, 04/30/49 (B)	2,865	2,436
6.125%, 11/21/17	650	612
Citigroup Capital XXI
8.300%, 12/21/49 (B)	1,385	1,253
Ford Motor Credit
7.250%, 10/25/11	1,075	824
General Electric Capital (MTN)
5.875%, 01/14/38	8,250	7,453
Goldman Sachs Group
6.750%, 10/01/37#	2,500	2,206
6.150%, 04/01/18	1,085	1,040
6.125%, 02/15/33	815	703
Hartford Financial Services Group
8.125%, 06/15/49	550	518
HSBC Finance
6.375%, 10/15/11	2,095	2,115
International Lease Finance (MTN)
5.625%, 09/15/10	1,800	1,707
JPMorgan Chase
7.900%, 04/29/49 (B)	2,795	2,547
6.000%, 01/15/18	1,950	1,892
KeyCorp (MTN)
6.500%, 05/14/13	1,175	974
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,800	1,427
Merrill Lynch
5.450%, 02/05/13	1,015	947
Merrill Lynch (MTN)
6.875%, 04/25/18#	2,535	2,339
Morgan Stanley (MTN)
6.625%, 04/01/18	2,115	1,968
MUFG Capital Finance 1
6.346%, 07/25/16 (B)	725	602
Regions Financing Trust II
6.625%, 05/01/47 (B)	850	475
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (B)	1,700	1,438
UBS AG (MTN)
5.750%, 04/25/18	300	288
Wachovia
7.980%, 02/28/49 (B)	1,665	1,254
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	2,775	1,499
Wells Fargo Capital XIII
7.700%, 12/29/49 (B)	670	637

		45,451
Healthcare — 0.2%
GlaxoSmithKline Capital
5.650%, 05/15/18	1,000	1,005
Industrials — 2.6%
Beazer Homes USA
8.625%, 05/15/11#	825	656
Centex
6.500%, 05/01/16	1,010	818
CRH America
8.125%, 07/15/18	1,000	1,022
D.R. Horton
8.000%, 02/01/09	385	387
6.875%, 05/01/13	950	841
General Electric
5.250%, 12/06/17	575	557
H&E Equipment Services
8.375%, 07/15/16#	440	383
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17# (B)	750	739
K. Hovnanian Enterprises
8.625%, 01/15/17#	1,515	1,007
Neenah Foundary
9.500%, 01/01/17	700	535
Stanley Works Capital Trust I
5.902%, 12/01/45 (B)	750	588
Steel Dynamics
7.750%, 04/15/16 (A)	950	932
Terex
8.000%, 11/15/17	850	844
United Technologies
6.125%, 07/15/38	500	504
USG
6.300%, 11/15/16	525	422

		10,235
Insurance — 0.7%
AIG
8.175%, 05/15/49 (A) (B)	1,050	813
American General Finance (MTN)
3.875%, 10/01/09	440	422
AXA SA
6.379%, 12/14/49 (A) (B)	975	764
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (A)	700	671

		2,670
Materials — 0.4%
International Paper
7.950%, 06/15/18	1,075	1,094
Owens-Illinois
7.800%, 05/15/18	590	599

		1,693
Media — 0.9%
CSC Holdings
8.500%, 06/15/15 (A)	600	606
DirecTV Holdings LLC
8.375%, 03/15/13	696	724
EchoStar DBS
7.125%, 02/01/16	800	740
Idearc
8.000%, 11/15/16	675	309
Thomson Reuters
5.700%, 10/01/14	1,000	997

		3,376
Real Estate Investment Trusts — 1.3%
AMB Property LP (MTN)
6.300%, 06/01/13	1,050	1,049

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
iStar Financial
5.950%, 10/15/13	$1,650	$1,164
Prologis
6.625%, 05/15/18	925	854
Realty Income
6.750%, 08/15/19	1,160	1,072
Simon Property Group LP
5.300%, 05/30/13	1,100	1,058

		5,197
Retail — 1.6%
Autozone
6.500%, 01/15/14	530	537
CVS Caremark
5.750%, 06/01/17	910	892
Home Depot
5.875%, 12/16/36	1,500	1,187
Neiman-Marcus Group
10.375%, 10/15/15	600	588
Wal-Mart Stores
5.250%, 09/01/35	3,390	2,957

		6,161
Technology — 0.5%
BE Aerospace
8.500%, 07/01/18	240	251
KLA-Tencor
6.900%, 05/01/18	600	591
Sungard Data Systems
10.250%, 08/15/15	720	729
TransDigm
7.750%, 07/15/14	500	489

		2,060
Telecommunications — 2.5%
AT&T
6.400%, 05/15/38	1,625	1,558
5.625%, 06/15/16	510	508
British Telecommunications PLC
8.125%, 12/15/10	1,340	1,439
GTE
6.940%, 04/15/28	2,840	2,736
Nextel Communications
7.375%, 08/01/15	1,650	1,341
Telecom Italia Capital SA
6.999%, 06/04/18	1,150	1,127
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	992

		9,701
Transportation — 1.1%
Avis Budget Car Rental
7.750%, 05/15/16	900	619
ERAC USA Finance
6.375%, 10/15/17 (A)	975	827
FedEx
6.720%, 01/15/22	1,238	1,315
Hertz
10.500%, 01/01/16#	475	422
8.875%, 01/01/14	725	682
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/14	500	490

		4,355
Utilities — 3.0%
Appalachian Power
4.950%, 02/01/15	700	658
Baltimore Gas & Electric
6.125%, 07/01/13	1,260	1,269
Bruce Mansfield Unit
6.850%, 06/01/34	650	667
Carolina Power & Light
6.300%, 04/01/38	725	731
Dominion Resources
7.000%, 06/15/38	1,035	1,069
Edison Mission Energy
7.750%, 06/15/16#	665	668
Midamerican Energy
6.750%, 12/30/31	1,065	1,111
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	1,020	1,004
NiSource Finance
6.800%, 01/15/19	825	804
NRG Energy
7.250%, 02/01/14	1,145	1,132
Public Service Company of Colorado
6.500%, 08/01/38	810	838
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15 (A)	1,250	1,253
Wisconsin Energy
6.250%, 05/15/49 (B)	480	398

		11,602
Total Corporate Bonds
(Cost $152,492)		140,084
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 16.2%
Federal National Mortgage Association — 16.2%
6.000%, 12/01/36	8,717	8,816
5.500%, 09/01/17	3,023	3,079
5.500%, 11/01/21	1,881	1,900
5.500%, 12/01/36	11,093	10,993
5.500%, 04/01/37	9,240	9,136
5.500%, 07/01/37	729	721
5.000%, 06/01/20	3,521	3,509
5.000%, 11/01/21	1,632	1,621
4.876%, 04/01/35 (B)	6,485	6,489
4.500%, 08/01/20	8,166	8,031
4.500%, 09/01/35	9,748	9,084

		63,379
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $63,505)		63,379

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.0%
Federal National Mortgage Association — 13.0%
4.750%, 12/15/10# (D) (DN)	$22,860	$23,607
2.810%, 02/09/09 (D) (DN)	27,735	27,397
Total U.S. Government Agency Obligations
(Cost $50,961)		51,004
U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds — 2.6%
6.250%, 08/15/23#	270	325
5.375%, 02/15/31#	8,270	9,331
4.500%, 02/15/36#	480	485

		10,141
U.S. Treasury Inflationary Index Bond — 3.0%
1.625%, 01/15/18#	11,180	11,647
U.S. Treasury Notes — 7.4%
6.500%, 02/15/10#	4,670	4,963
4.875%, 08/15/09#	1,820	1,866
4.875%, 07/31/11#	13,030	13,878
4.875%, 08/15/16#	870	947
4.500%, 11/15/10#	4,455	4,660
4.250%, 08/15/13#	2,695	2,841

		29,155
Total U.S. Treasury Obligations
(Cost $50,149)		50,943
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	3,949
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,038
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294	3,898
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	5,432
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200	6,411
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.729%, 07/25/34 (B)	4,000	3,385
Total Collateralized Mortgage Obligations
(Cost $33,514)		32,113
ASSET BACKED SECURITIES — 5.1%
Automotive — 1.5%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,325	3,338
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,500	2,500

		5,838
Credit Cards — 2.8%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	4,291	4,293
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	6,700	6,774

		11,067
Utilities — 0.8%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,108
Total Asset Backed Securities
(Cost $19,829)		20,013
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100	3,795
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.399%, 07/15/44 (B)	5,300	5,053
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	4,500	4,241
Total Commercial Mortgage-Backed Securities
(Cost $13,736)		13,089
LOAN AGREEMENTS — 0.2%
HCA
5.762%, 11/18/12 (B) (E)	979	917
(Cost $947)
FOREIGN TREASURY BILLS — 2.9%
United Kingdom — 2.9%
United Kingdom Treasury Bill
4.750%, 06/07/10	6,120	11,203
(Cost $11,434)
NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project
7.430%, 05/01/22 (E) (F)	23	23
(Cost $23)

	Number of Shares
PREFERRED STOCKS — 0.6%
Financial Conduits — 0.5%
Fannie Mae	77,000	1,105
Freddie Mac	52,400	736

		1,841
Financials — 0.1%
Merrill Lynch#	30,000	652
Total Preferred Stocks
(Cost $3,833)		2,493

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,503,850	$4,504
(Cost $4,504)
Total Investments Before Collateral for Loaned Securities – 99.3%
(Cost $404,927)		389,765
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 21.7%
Affiliated Money Market Fund — 8.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	32,120,822	32,121

	Par (000)
Bank Note — 0.5%
Wells Fargo Bank
2.440%, 09/24/08	$2,008	2,008
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	803	801
Certificates of Deposit — 2.6%
ABN AMRO Bank
2.410%, 09/26/08	2,008	2,008
Bank of Nova Scotia
2.390%, 09/26/08	2,008	2,008
Bank of Scotland
2.400%, 09/22/08	2,008	2,008
Lloyds TSB Bank PLC
2.400%, 09/26/08	2,008	2,008
Rabobank
2.380%, 09/26/08	2,008	2,008

		10,040
Medium Term Notes — 0.8%
Morgan Stanley
2.160%, 04/03/09 (B)	1,606	1,606
2.210%, 04/15/09 (B)	1,606	1,606

		3,212

	Number of Shares
Money Market Funds — 2.9%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	3,854,499	3,854
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	3,854,499	3,854
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	3,854,499	3,854

		11,562

	Par (000)
Repurchase Agreements — 6.5%
Bank of America
2.120%, 09/02/08	$12,045	12,045
Dresdner Securities
2.110%, 09/02/08	10,439	10,439
HSBC Securities
2.100%, 09/02/08	1,098	1,098
Lehman Brothers
2.120%, 09/02/08	1,742	1,742

		25,324
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $85,068)		85,068
TOTAL INVESTMENTS — 121.0%
(Cost $489,995)*		474,833
Other Assets & Liabilities – (21.0)%		(82,571)
TOTAL NET ASSETS — 100.0%		$392,262

*	Aggregate cost for Federal income tax purposes is (000) $490,138.

Gross unrealized appreciation (000)	$1,929
Gross unrealized depreciation (000)	(17,234)

Net unrealized depreciation (000)	$(15,305)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $83,063.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $11,863 and represents 3.0% of net assets as of August 31, 2008.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Illiquid Security. Total market value of illiquid securities is (000) $940 and represents 0.2% of net assets as of August 31, 2008.
(F)	Security fair valued using methods determined in good faith by the Board of Trustees.

Cl — Class

FHA — Federal Housing Authority

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Foreign Currency Exchange Contracts:

Settlement Month	Type	Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
09/08	Sell	GBP	(4,000)	$(7,427)	$(7,279)	$148

GBP — United Kingdom Pound

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.8%
Federal Home Loan Bank — 4.3%
2.600%, 05/14/09	$2,735	$2,730
Federal Home Loan Mortgage Corporation — 7.7%
4.875%, 02/17/09	3,150	3,177
4.750%, 03/05/09 (A) (DN)	1,750	1,765

		4,942
Federal National Mortgage Association — 10.8%
5.375%, 08/15/09	3,225	3,297
5.250%, 01/15/09 #	450	454
5.125%, 09/02/08	3,145	3,145

		6,896
Total U.S. Government Agency Obligations
(Cost $14,583)		14,568
ASSET BACKED SECURITIES — 22.6%
Automotive — 12.6%
Bank of America Securities Auto Trust, Series 2006-G1, Cl A3
5.180%, 06/18/10	867	872
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A2A
3.740%, 03/15/11	875	874
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	723	724
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A4
5.360%, 01/15/13	1,000	1,012
Daimler Chrysler Auto Trust, Series 2006-B, Cl A3
5.330%, 08/08/10	561	566
Ford Credit Auto Owner Trust, Series 2006-C, ClA3
5.160%, 11/15/10	850	855
Honda Auto Receivables Owner Trust, Series 2005-3, Cl A4
4.030%, 12/20/10	964	966
Honda Auto Receivables Owner Trust, Series 2006-2, Cl A3
5.300%, 07/21/10	384	387
USAA Auto Owner Trust, Series 2007-1, Cl A2
5.400%, 04/15/10	476	479
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	644	646
World Omni Auto Receivables Trust, Series 2006-A, Cl A4
5.030%, 10/17/11	680	687

		8,068
Credit Cards — 8.1%
Bank One Issuance Trust, Series 2004-A1, Cl A1
3.450%, 10/17/11	1,450	1,450
Citibank Credit Card Issuance Trust, Series 2003-A9, Cl A9
2.890%, 11/22/10 (B)	750	749
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,518
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11
3.650%, 03/15/11	1,500	1,501

		5,218
Energy — 0.7%
Peco Energy Transition Trust, Series 1999-A, Cl A7
6.130%, 03/01/09	463	463
Utilities — 1.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	725	749
Total Asset Backed Securities
(Cost $14,407)		14,498
U.S. TREASURY OBLIGATIONS — 19.2%
U.S. Treasury Notes — 19.2%
4.750%, 02/15/10#	4,665	4,839
4.500%, 04/30/09	700	712
4.125%, 08/15/10#	1,585	1,641
4.000%, 09/30/09#	740	754
3.500%, 12/15/09#	4,240	4,317
Total U.S. Treasury Obligations
(Cost $12,214)		12,263
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
6.997%, 02/25/33 (B)	12	12
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	994	993
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	499	501
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	157	157
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	171	171
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	1,104	1,114
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	787	788
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	581	590
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	665	669
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	149	149
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	1,730	1,757
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	1,012	1,023
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	1,258	1,272

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	$1,070	$1,089
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	119	117
Total Collateralized Mortgage Obligations
(Cost $10,342)		10,402
CORPORATE BONDS — 14.9%
Cable — 0.6%
Comcast MO of Delaware
9.000%, 09/01/08	415	415
Financials — 9.4%
CIT Group
5.000%, 11/24/08#	175	173
Citigroup
4.250%, 07/29/09	900	900
FleetBoston Financial
7.375%, 12/01/09	625	646
HSBC Finance
8.000%, 07/15/10	340	353
JPMorgan Chase
7.875%, 06/15/10	575	601
Merrill Lynch (MTN)
4.250%, 02/08/10	355	347
Morgan Stanley
4.250%, 05/15/10	350	346
National Westminster Bank PLC
7.375%, 10/01/09	480	490
Republic New York
5.875%, 10/15/08	445	446
Transamerica Finance
6.400%, 09/15/08	500	501
UBS Paine Webber Group
7.625%, 10/15/08	740	744
Wachovia
3.625%, 02/17/09	485	481

		6,028
Healthcare — 0.3%
WellPoint
4.250%, 12/15/09	165	163
Insurance — 1.7%
American General Finance (MTN)
4.625%, 05/15/09	425	416
Genworth Financial
5.231%, 05/16/09	160	160
Reliastar Financial
6.500%, 11/15/08	500	503

		1,079
Real Estate Investment Trusts — 0.3%
Simon Property Group LP
3.750%, 01/30/09	220	218
Retail — 0.4%
Home Depot
3.750%, 09/15/09	235	234
Telecommunications — 0.4%
GTE
7.510%, 04/01/09	280	286
Utilities — 1.8%
Alabama Power
5.375%, 10/01/08	580	581
Dominion Resources
5.125%, 12/15/09	233	236
Midamerican Funding LLC
6.339%, 03/01/09	310	314

		1,131
Total Corporate Bonds
(Cost $9,587)		9,554
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.8%
Federal Home Loan Mortgage Corporation — 1.5%
5.000%, 03/15/27	981	994
Federal National Mortgage Association — 4.3%
5.500%, 12/01/11	1,029	1,046
5.099%, 01/01/36 (B)	1,675	1,699
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $3,694)		3,739
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	100	100
(Cost $96)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,578,010	1,578
(Cost $1,578)
Total Investments Before Collateral for Loaned Securities – 104.2%
(Cost $66,501)		66,702
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.0%
Affiliated Money Market Fund — 7.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,590,244	4,590

	Par (000)
Bank Note — 0.4%
Wells Fargo Bank
2.440%, 09/24/08	$287	287
Banker’s Acceptance — 0.2%
Bank of America
2.375%, 09/04/08	115	114

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Certificates of Deposit — 2.2%
ABN AMRO Bank
2.410%, 09/26/08	$287	$287
Bank of Nova Scotia
2.390%, 09/26/08	287	287
Bank of Scotland
2.400%, 09/22/08	287	287
Lloyds TSB Bank PLC
2.400%, 09/26/08	287	287
Rabobank
2.380%, 09/26/08	287	287

		1,435
Medium Term Notes — 0.7%
Morgan Stanley
2.160%, 04/03/09 (B)	230	230
2.210%, 04/15/09 (B)	230	230

		460

	Number of Shares
Money Market Funds — 2.6%
AIM STIT Liquid Assets Portfolio
2.505%, 09/01/08	550,829	551
Dreyfus Institutional Cash Advantage Fund
2.620%, 09/01/08	550,829	551
Merrill Lynch Select Institutional Fund
2.464%, 09/01/08	550,829	551

		1,653
	Par (000)
Repurchase Agreements — 5.7%
Bank of America
2.120%, 09/02/08	$1,721	1,721
Dresdner Securities
2.110%, 09/02/08	1,492	1,492
HSBC Securities
2.100%, 09/02/08	157	157
Lehman Brothers
2.120%, 09/02/08	249	249

		3,619
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $12,158)		12,158
TOTAL INVESTMENTS — 123.2%
(Cost $78,659)*		78,860
Other Assets & Liabilities – (23.2)%		(14,845)
TOTAL NET ASSETS — 100.0%		$64,015

*	Aggregate cost for Federal income tax purposes is (000) $78,659.

Gross unrealized appreciation (000)	$284
Gross unrealized depreciation (000)	(83)

Net unrealized appreciation (000)	$201

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,894.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2008.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.9%
Arizona — 3.8%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,094
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,677

		2,771
California — 0.4%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	750	280
Colorado — 0.0%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35
Florida — 16.1%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,384
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	174
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,048
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,028
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
6.579%, 12/01/17	1,000	990
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,356
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,608
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,106
University of North Florida Financing Corporation, Housing Project (RB) (FGIC)
5.000%, 11/01/18	2,070	2,206

		11,900
Georgia — 7.8%
Atlanta Water & Wastewater Authority (RB) Series A (FGIC)
5.500%, 11/01/13	1,950	2,100
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,867
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	1,645	1,765

		5,732
Illinois — 5.0%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	171
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,106
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,367
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,077

		3,721
Indiana — 15.2%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,294
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,909
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,156
Purdue University (COP)
5.250%, 07/01/21	2,240	2,450
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,094
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,320

		11,223
Massachusetts — 0.7%
Massachusetts State Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	500	535
Michigan — 4.4%
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,850	2,016
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,032
Western School District (GO) (MBIA)
5.900%, 05/01/10	200	212

		3,260
Mississippi — 3.2%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,093
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,299

		2,392
Missouri — 1.6%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,145

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — 1.5%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	$1,000	$1,103
New Mexico — 1.8%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,210	1,292
New York — 3.3%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,403
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,064

		2,467
North Carolina — 3.1%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,243
Mooresville (COP)
5.000%, 09/01/17	1,000	1,080

		2,323
Ohio — 1.0%
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
5.880%, 01/15/15 (A)	1,040	736
Oklahoma — 4.4%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,728
Oklahoma Development Finance Authority, St. John Health System (RB)
5.000%, 02/15/17	500	527

		3,255
Pennsylvania — 1.4%
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	1,000	1,070
South Carolina — 0.7%
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	511
Tennessee — 1.4%
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	996
Texas — 9.3%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,093
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,121
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	226
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	197
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	125	137
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	865
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	876
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	592
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,748

		6,855
Virginia — 1.5%
Virginia College Building Authority (RB) Series A
5.000%, 09/01/15	965	1,070
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	39

		1,109
Washington — 6.8%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,403
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	1,700	1,783
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,867

		5,053
Wisconsin — 1.5%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,000	1,070
Puerto Rico — 1.0%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	205
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	530

		735
Total Municipal Bonds
(Cost $69,404)		71,569

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Tax-Exempt Money Market Fund, Class I†	637,490	$637
(Cost $637)
TOTAL INVESTMENTS — 97.8%
(Cost $70,041)*		72,206
Other Assets & Liabilities – 2.2%		1,641
TOTAL NET ASSETS — 100.0%		$73,847

*	Aggregate cost for Federal income tax purposes is (000) $69,653.

Gross unrealized appreciation (000)	$2,683
Gross unrealized depreciation (000)	(130)

Net unrealized appreciation (000)	$2,553

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — AMBAC Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.5%
Allendale Public School District (GO) Series A (FSA)
5.500%, 05/01/16	$1,000	$1,139
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,437
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,728
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,145	1,254
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,109
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,109
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,300	1,361
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,105
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,728
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,166
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,715
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,126
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,097
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,082
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,084
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,355	2,567
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,047
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,203
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,094
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	1,250	1,343
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	155	156
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	551
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	303
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,172
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,319
5.000%, 11/01/18	1,000	1,105
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,226
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,098
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	35	36
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,068
Thornapple Kellogg School District (GO) (MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,118
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,175	1,274
Utica Community Schools (GO) (Q-SBLF)
4.000%, 05/01/18	175	179
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,095
Western School District (GO) (MBIA)
5.900%, 05/01/10	950	1,004
		41,198
Total Municipal Bonds
(Cost $39,368)		41,198

	Number of Shares
MONEY MARKET FUND — 5.2%
JPMorgan Michigan Municipal Money Market Fund	2,283,826	2,284
(Cost $2,284)
TOTAL INVESTMENTS — 98.7%
(Cost $41,652)*		43,482
Other Assets & Liabilities – 1.3%		562
TOTAL NET ASSETS — 100.0%		$44,044

*	Aggregate cost for Federal income tax purposes is (000) $41,562.

Gross unrealized appreciation (000)	$1,931
Gross unrealized depreciation (000)	(11)

Net unrealized appreciation (000)	$1,920

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.6%
Ohio — 92.3%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,088
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,023
5.750%, 12/01/09	1,680	1,711
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,648
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	254
5.000%, 12/01/08	200	201
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	534
Bowling Green State University, Prerefunded 06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,072
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,342
5.000%, 12/01/16	1,260	1,400
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,067
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,340
5.250%, 09/15/22	1,790	1,954
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA)
6.000%, 11/15/10	445	479
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,131
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,402
Cuyahoga County (GO)
5.650%, 05/15/18	600	692
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	345	377
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,074
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,424
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,066
Franklin County (GO)
5.000%, 12/01/15	1,875	2,088
5.000%, 12/01/16	950	1,049
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/19	495	535
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,626
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,238
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,153
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,149
Hamilton County Sewer System (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,432
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,047
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,418
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	1,000	1,096
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,792
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,187
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,502
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,368
5.000%, 09/01/15	1,695	1,858
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,595
5.375%, 12/01/16	1,250	1,317
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	901
5.125%, 11/01/08	500	501
Ohio Capital Corporation for Housing (RB) Series D (FHA)
5.350%, 02/01/09	135	137
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,956
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,232
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,741
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
3.538%, 01/15/15 (A)	300	212
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series B
5.250%, 04/01/15	2,105	2,347
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,767
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,114

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	$595	$645
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,629
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,165
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,516
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,934
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,491
5.000%, 12/01/15	1,260	1,404
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,088
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	40	40
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,265
5.500%, 02/15/18	1,000	1,134
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	38
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	511
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,371
Princeton City School District, Prerefunded 12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,264
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	466
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,093
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	616
5.750%, 12/01/16	400	449
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,262
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,359
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,128
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,140
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,165
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,190
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,210
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	476
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,531
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,459
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	861
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	152
5.750%, 12/01/14	690	783
5.750%, 12/01/15	740	846
5.750%, 12/01/16	800	919
5.750%, 12/01/17	400	460

		110,777
Puerto Rico — 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Z (MBIA)
6.250%, 07/01/14	1,295	1,446
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	169
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	110
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	300	308
5.000%, 07/01/18	500	507
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	840
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	530

		3,910
Total Municipal Bonds
(Cost $110,898)		114,687

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.5%
Allegiant Ohio Municipal Money Market Fund, Class I†	4,215,855	$4,216
(Cost $4,216)
TOTAL INVESTMENTS — 99.1%
(Cost $115,114)*		118,903
Other Assets & Liabilities – 0.9%		1,052
TOTAL NET ASSETS — 100.0%		$119,955

*	Aggregate cost for Federal income tax purposes is (000) $115,114.

Gross unrealized appreciation (000)	$3,973
Gross unrealized depreciation (000)	(184)

Net unrealized appreciation (000)	$3,789

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Financial Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association.

RB — Revenue Bond

STRB — Short Term Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.8%
Pennsylvania — 84.6%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	$500	$529
Allegheny County Higher Education Authority, Duquesne University Project (RB) Series A (AMBAC)
6.500%, 03/01/10	380	404
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	175	187
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	500	522
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	233
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	295
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	306
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,052
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (FGIC)
5.000%, 09/01/21	920	1,026
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	537
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,105
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,702
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,316
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,070	969
North Hills School District, Prerefunded
12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,180
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,085
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,125
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,110
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,543
Pennsylvania State (GO)
5.000%, 01/01/15	1,000	1,100
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,094
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	1,011
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	507
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,108
5.000%, 03/01/13	1,000	1,089
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	95	101
Philadelphia Water & Wastewater Authority (RB) (MBIA)
6.250%, 08/01/11	200	220
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	1,000	1,095
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	993
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,090
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	161
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	551
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,352
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	205	223
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,083

		31,004
Puerto Rico — 11.2%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	425
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	1,840	1,941
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	1,400	1,538
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	200	210

		4,114
Total Municipal Bonds
(Cost $33,705)		35,118

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	856,253	$856
(Cost $856)
TOTAL INVESTMENTS — 98.1%
(Cost $34,561)*		35,974
Other Assets & Liabilities – 1.9%		691
TOTAL NET ASSETS — 100.0%		$36,665

*	Aggregate cost for Federal income tax purposes is (000) $34,561.

Gross unrealized appreciation (000)	$1,526
Gross unrealized depreciation (000)	(113)

Net unrealized appreciation (000)	$1,413

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

GO — General Obligation

MBIA — MBIA, Inc.

RB — Revenue Bond

STRB — Special Tax Revenue Bond

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.4%
Federal Farm Credit Bank — 8.1%
Federal Farm Credit Bank (FRN)
2.080%, 09/22/08	$15,000	$15,000
2.020%, 11/14/08	10,000	10,000
2.030%, 03/11/09	15,000	14,990
2.040%, 03/17/09	10,000	10,000
2.030%, 04/17/09	5,000	5,000
2.030%, 04/30/09	10,000	10,000
2.371%, 07/20/09	15,000	15,000

		79,990
Federal Home Loan Bank — 25.3%
Federal Home Loan Bank
4.500%, 09/08/08	4,500	4,502
5.125%, 09/12/08	8,100	8,114
5.000%, 09/12/08	5,235	5,239
4.625%, 10/16/08	14,500	14,542
2.270%, 10/30/08	10,000	9,998
4.375%, 11/13/08	7,000	7,031
3.625%, 11/14/08	10,000	10,024
4.625%, 11/21/08	15,000	15,079
5.250%, 01/16/09	15,000	15,168
Federal Home Loan Bank (FRN)
2.573%, 10/02/08	10,000	10,000
2.581%, 11/26/08	10,000	10,000
2.616%, 12/15/08	10,000	10,002
2.589%, 01/08/09	10,000	10,007
2.490%, 01/30/09	15,000	15,000
2.683%, 02/11/09	15,000	15,006
2.020%, 02/20/09	10,000	10,000
2.105%, 03/05/09	20,000	20,000
2.165%, 04/21/09	15,000	15,000
2.624%, 05/05/09	10,000	10,000
2.610%, 05/20/09	10,000	10,000
2.600%, 05/20/09	10,000	9,998
2.351%, 06/05/09	15,000	15,000

		249,710
Federal Home Loan Mortgage Corporation — 21.8%
Federal Home Loan Mortgage Corporation
4.875%, 09/12/08	5,275	5,278
4.900%, 11/03/08	11,732	11,785
5.250%, 01/12/09	23,200	23,449
5.750%, 03/15/09	17,457	17,780
Federal Home Loan Mortgage Corporation (DN)
2.230%, 09/02/08 (A)	4,900	4,900
2.145%, 09/15/08 (A)	10,000	9,991
2.145%, 09/15/08 (A)	6,100	6,095
2.460%, 09/22/08 (A)	9,429	9,416
2.170%, 09/25/08 (A)	15,000	14,978
2.185%, 11/17/08 (A)	10,000	9,953
2.500%, 11/26/08 (A)	10,000	9,940
2.480%, 12/12/08 (A)	12,500	12,412
2.805%, 02/02/09 (A)	10,000	9,880
Federal Home Loan Mortgage Corporation (FRN)
2.360%, 12/07/09	15,000	15,000
2.377%, 12/23/09	15,000	14,993
Federal Home Loan Mortgage Corporation (FRN) (MTN)
2.639%, 12/26/08	25,000	25,002
2.370%, 04/07/09	15,000	15,000

		215,852
Federal National Mortgage Association — 22.2%
Federal National Mortgage Association
3.375%, 12/15/08	12,073	12,111
3.250%, 02/15/09	11,902	11,952
Federal National Mortgage Association (DN)
2.220%, 09/03/08 (A)	10,000	9,999
2.320%, 09/10/08 (A)	10,000	9,994
2.240%, 09/30/08 (A)	10,000	9,982
2.380%, 10/08/08 (A)	4,900	4,888
2.380%, 10/08/08 (A)	1,000	9,973
2.480%, 10/15/08 (A)	10,000	9,970
2.400%, 10/16/08 (A)	10,000	9,970
2.190%, 10/22/08 (A)	12,400	12,362
2.440%, 10/27/08 (A)	15,000	14,943
2.410%, 11/12/08 (A)	6,325	6,294
2.410%, 11/12/08 (A)	1,000	9,951
2.410%, 11/19/08 (A)	10,425	10,370
2.560%, 11/28/08 (A)	9,620	9,560
2.645%, 12/05/08 (A)	10,635	10,561
2.530%, 12/08/08 (A)	10,000	9,931
2.510%, 12/26/08 (A)	10,000	9,919
2.650%, 01/07/09 (A)	10,000	9,906
2.670%, 01/14/09 (A)	11,768	11,650
2.800%, 01/22/09 (A)	15,000	14,833

		219,119
Total U.S. Government Agency Obligations
(Cost $764,671)		764,671

	Number of Shares
MONEY MARKET FUND — 2.1%
AIM Government & Agency Portfolio	20,993,918	20,994
(Cost $20,994)

	Par (000)
REPURCHASE AGREEMENTS — 20.4%
Bank of America Securities LLC
2.110% (dated 08/29/08, due 09/02/08, repurchase price $35,008,206, collateralized by Federal National Mortgage Association Discount Notes, 0.000%, due 10/01/08, total market value $35,700,286)	$35,000	35,000
Barclays Capital Markets
2.110% (dated 08/29/08, due 09/02/08, repurchase price $35,008,206, collateralized by Federal National Mortgage Association Bond, 6.000%, due 03/01/23, total market value $35,700,001)	35,000	35,000
Deutsche Bank Securities
2.140% (dated 08/29/08, due 09/02/08, repurchase price $30,007,133, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, Federal National Mortgage Association Variable Rate and Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 4.470% to 7.000%, due 02/01/23 to 07/01/37, total market value $30,600,001)	30,000	30,000

	Par (000)	Value (000)
Greenwich Capital Markets
2.120% (dated 08/29/08, due 09/02/08, repurchase price $30,007,067, collateralized by Federal National Mortgage Association Bonds, 6.000%, due 09/01/38, total market value $30,600,385)	$30,000	$30,000
Merrill Lynch Government Securities
2.130% (dated 08/29/08, due 09/02/08, repurchase price $36,008,520, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000%, due 06/01/35, total market value $36,722,317)	36,000	36,000
UBS Securities
2.080% (dated 08/29/08, due 09/02/08, repurchase price $35,008,089, collateralized by Federal National Mortgage Association Bonds, 6.000% to 6.500%, due 07/01/36 to 11/01/37, total market value $35,701,545)	35,000	35,000
Total Repurchase Agreements
(Cost $201,000)		201,000
TOTAL INVESTMENTS — 99.9%
(Cost $986,665)*		986,665
Other Assets & Liabilities – 0.1%		1,156
TOTAL NET ASSETS — 100.0%		$987,821

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 43.1%
Banks — 28.0%
Abbey National North America
2.690%, 11/03/08	$20,000	$19,906
2.770%, 11/14/08	30,000	29,829
ANZ
2.825%, 11/24/08	30,000	29,802
2.760%, 12/02/08	30,000	29,788
BNP Paribas Finance
2.755%, 11/21/08	30,000	30,000
2.790%, 12/05/08	30,000	29,779
2.900%, 12/29/08	30,000	30,002
Danske
2.750%, 09/15/08	20,000	19,979
2.710%, 09/17/08	30,000	29,964
2.780%, 11/18/08	30,000	29,819
2.800%, 12/08/08	30,000	29,771
Lloyds TSB Bank PLC
2.190%, 09/12/08	30,000	29,980
National Australia Funding Delaware
2.640%, 09/08/08	30,000	29,985
2.680%, 10/01/08	25,000	24,944
2.820%, 12/01/08	10,000	9,929
2.820%, 12/26/08	30,000	29,727
Nordea North America
2.660%, 11/06/08	30,000	29,854
2.780%, 02/13/09	30,000	29,618
Royal Bank of Scotland Group PLC
2.750%, 11/05/08	30,000	29,851
2.815%, 11/10/08	30,000	29,836
2.850%, 12/22/08	30,000	29,734
Societe Generale North America
2.680%, 09/30/08	30,000	29,935
2.850%, 11/10/08	30,000	29,834
2.840%, 12/23/08	30,000	29,733
Svenska Handelsbanken
2.705%, 11/13/08	30,000	29,835
2.730%, 11/17/08	21,000	21,000
Toronto-Dominion Holdings
2.690%, 11/07/08	30,000	29,850
3.005%, 01/02/09	30,000	29,692
UBS Finance
2.650%, 09/29/08	30,000	29,938
Wells Fargo Bank NA
2.430%, 09/03/08	30,000	30,000
Westpac Banking
2.580%, 09/05/08	30,000	29,991
2.660%, 10/08/08	30,000	29,918

		901,823
Financial Services — 15.1%
AIG Funding
2.600%, 09/03/08	15,000	14,998
2.880%, 12/09/08	30,000	29,765
Allianz Finance
2.800%, 09/16/08	30,000	29,965
2.550%, 10/14/08	25,000	24,924
American Express International Taiwan
2.510%, 09/26/08	30,000	30,000
2.810%, 10/10/08	30,000	30,000
Citigroup Funding
2.690%, 10/17/08	30,000	29,897
2.780%, 11/24/08	30,000	29,805
Dexia Delaware LLC
2.780%, 10/10/08	30,000	29,910
2.800%, 10/15/08	30,000	29,897
Fortis Funding LLC
2.650%, 09/02/08	30,000	30,000
ING Funding LLC
2.600%, 09/03/08	15,000	14,998
2.665%, 09/19/08	30,000	29,960
2.770%, 11/14/08	30,000	29,829
2.800%, 12/22/08	20,000	19,826
National Rural Utilities Cooperative Finance
2.370%, 09/26/08	30,000	29,951
PNC Funding
2.840%, 12/23/08	30,000	29,733
Prudential Funding LLC
2.600%, 10/20/08	25,000	24,911

		488,369
Total Commercial Paper
(Cost $1,390,192)		1,390,192
CORPORATE BONDS — 18.5%
Banks — 9.3%
Bank of America
3.375%, 02/17/09	10,000	10,015
Bank of America (FRN)
2.988%, 08/03/09 (A)	30,000	30,000
JPMorgan Chase (FRN) (MTN)
2.828%, 04/03/09	30,000	29,965
Lloyds TSB Group PLC (FRN)
2.632%, 09/05/08 (A)	30,000	30,001
PNC Bank NA (FRN)
2.401%, 10/03/08	30,000	29,991
Rabobank Nederland NV (FRN)
2.791%, 04/06/09 (A)	29,500	29,483
Royal Bank of Canada (FRN)
3.104%, 09/15/09 (A)	30,000	30,000
Svenska Handelsbanken (FRN)
3.001%, 08/06/09 (A)	25,000	25,000
Wachovia Bank (FRN)
2.070%, 10/03/08	25,000	24,991
Wells Fargo (FRN)
2.617%, 07/15/09 (A)	30,000	30,000
Westpac Banking (FRN)
2.948%, 02/06/09 (A)	30,000	29,983

		299,429
Consumer Discretionary — 0.4%
Procter & Gamble International (FRN)
2.801%, 07/06/09 (A)	12,000	12,000
Energy — 0.9%
BP AMI Leasing (FRN)
2.819%, 06/26/09 (A)	30,000	30,001
Finance-Automotive — 1.7%
American Honda Finance (FRN) (MTN)
2.924%, 05/05/09 (A)	30,000	30,000
Toyota Motor Credit (FRN) (MTN)
2.511%, 01/12/09	25,000	25,001

		55,001

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — 0.9%
General Electric Capital (FRN)
2.876%, 06/15/09	$30,000	$30,019
Industrials — 0.9%
International Business Machines (FRN)
2.451%, 09/02/08 (A)	30,000	30,000
Insurance — 4.4%
AIG Matched Funding (FRN)
2.530%, 10/06/08 (A)	30,000	29,993
Allstate Life Global Funding Trusts (FRN)
2.481%, 09/04/08	30,000	29,999
Monumental Global Funding III (FRN)
2.847%, 01/15/09 (A)	30,000	29,988
Nationwide Life Global Funding I (FRN) (MTN)
2.881%, 09/23/08 (A)	30,000	30,005
Principal Life Income Funding Trusts (FRN) (MTN)
3.041%, 08/07/09	20,000	19,982

		139,967
Total Corporate Bonds
(Cost $596,417)		596,417
CERTIFICATES OF DEPOSIT — 18.4%
Domestic — 4.6%
Bank of America NA
2.710%, 09/15/08	30,000	30,000
Fifth Third Bancorp
2.690%, 09/23/08	30,000	30,000
2.680%, 10/01/08	30,000	30,000
2.710%, 10/17/08	30,000	30,000
U.S. Bank NA
2.780%, 02/23/09	30,000	30,000

		150,000
Yankee — 13.8%
Abbey National Treasury Services PLC CT (FRN)
2.733%, 10/02/08	30,000	30,003
ABN AMRO Bank NV CH
2.760%, 11/20/08	30,000	30,001
Bank of Montreal CH
2.800%, 09/16/08	30,000	30,000
Bank of Montreal CH (FRN)
2.889%, 10/31/08	30,000	30,001
3.141%, 08/25/09	30,000	30,000
Bank of Nova Scotia OR (FRN)
2.420%, 01/05/09	55,000	54,948
Barclays Bank PLC NY (FRN)
2.782%, 10/07/08	30,000	30,000
Canadian Imperial Bank of Commerce NY
2.820%, 11/12/08	30,000	30,001
2.880%, 11/17/08	30,000	30,000
Credit Suisse NY (FRN)
2.939%, 01/30/09	30,000	29,990
Dexia Credit Local SA NY
2.765%, 09/12/08	30,000	30,000
Nordea Bank Finland PLC NY (FRN)
2.426%, 12/01/08	30,000	29,983
Royal Bank of Canada NY
2.760%, 12/01/08	30,000	30,001
UBS AG CT
2.710%, 10/21/08	30,000	30,000

		444,928
Total Certificates of Deposit
(Cost $594,928)		594,928
FUNDING AGREEMENTS — 1.9%
Metropolitan Life Funding Agreement (FRN)
3.172%, 07/14/09 (B)	30,000	30,000
New York Life Funding Agreement (FRN)
2.951%, 06/04/09 (B)	30,000	30,000
Total Funding Agreements
(Cost $60,000)		60,000
U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
Federal Home Loan Bank — 1.1%
Federal Home Loan Bank (FRN)
2.105%, 03/05/09	35,000	35,000
(Cost $35,000)
BANK NOTES — 0.9%
Banks — 0.9%
Wells Fargo Bank NA
2.440%, 09/09/08	30,000	30,000
(Cost $30,000)
MASTER NOTES — 0.9%
Banks — 0.9%
Bank of America (DO)
2.185%, 09/02/08	30,000	30,000
(Cost $30,000)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Advantage Institutional Money Market Fund, Class I††	40,133,268	40,133
(Cost $40,133)

	Par (000)
REPURCHASE AGREEMENTS — 14.0%
Bank of America Securities LLC	$80,000	80,000
2.110% (dated 08/29/08, due 09/02/08, repurchase price $80,018,756, collateralized by Federal Home Loan Mortgage Corporation Bonds, 6.000%, due 04/01/38, total market value $81,600,000)

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
Barclays Capital Markets
2.110% (dated 08/29/08, due 09/02/08, repurchase price $80,018,756, collateralized by Federal Home Loan Mortgage Corporation Notes, 4.150%, due 01/29/13, total market value $81,600,612)	$80,000	$80,000
Deutsche Bank Securities
2.140% (dated 08/29/08, due 09/02/08, repurchase price $80,019,022, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, Federal National Mortgage Association Variable Rate and Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 5.000% to 7.000%, due 07/01/18 to 07/01/38, total market value $81,600,000)	80,000	80,000
Greenwich Capital Markets
2.120% (dated 08/29/08, due 09/02/08, repurchase price $72,016,960, collateralized by Federal National Mortgage Association Bonds, 6.000%, due 09/01/38, total market value $73,444,991)	72,000	72,000
Merrill Lynch Government Securities
2.130% (dated 08/29/08, due 09/02/08, repurchase price $60,014,200, collateralized by Federal Home Loan Mortgage Corporation Bonds, 5.000% to 6.000%, due 06/01/35 to 08/01/38, total market value $61,202,030)	60,000	60,000
UBS Securities
2.080% (dated 08/29/08, due 09/02/08, repurchase price $80,018,489, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.500%, due 06/01/18 to 11/01/37, total market value $81,601,865)	80,000	80,000
Total Repurchase Agreements
(Cost $452,000)		452,000
TOTAL INVESTMENTS — 100.1%
(Cost $3,228,670)*		$3,228,670
Other Assets & Liabilities – (0.1)%		(2,089)
TOTAL NET ASSETS — 100.0%		$3,226,581

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $396,454 and represents 12.3% of net assets as of August 31, 2008.
(B)	Illiquid Security. Total market value of illiquid securities is (000) $60,000 and represents 1.9% of net assets as of August 31, 2008.

DO — Demand Obligation: the rate shown is the rate in effect on August 31, 2008, and the date shown is the next reset date. The rate floats daily.

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.4%
Ohio — 99.4%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
1.840%, 02/01/18	$2,040	$2,040
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
1.820%, 10/01/31	5,000	5,000
Butler County (BAN) (GO)
4.050%, 09/07/08	3,700	3,700
2.250%, 08/06/09	3,500	3,516
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN)
1.750%, 05/01/27	3,110	3,110
Cincinnati & Hamilton County Port Authority, Fourth Street LP (RB) (LOC - Fifth Third Bank) (VRDN)
2.750%, 05/01/15	1,600	1,600
Cincinnati & Hamilton County Port Authority, Kenwood Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.200%, 09/01/25	1,500	1,500
Clark County (BAN) (GO)
2.550%, 03/24/09	1,505	1,507
Clark County School District (BAN) (GO)
2.500%, 02/11/09	575	576
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN)
1.940%, 10/01/40	7,200	7,200
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Corporation Project (LOC - U.S. Bank) (VRDN)
2.280%, 06/01/39	3,000	3,000
Columbus (GO) Series 1 (VRDN)
1.700%, 12/01/17	3,205	3,205
Columbus (RB) Series B (VRDN)
1.630%, 06/01/32	5,535	5,535
Columbus Sewer (GO) Series 2006-1 (VRDN)
1.590%, 12/01/26	11,170	11,170
Cuyahoga Community College (TAN)
2.350%, 12/18/08	5,000	5,009
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
2.850%, 04/01/16	1,115	1,115
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 02/01/22	2,000	2,000
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC - KeyBank) (VRDN)
1.990%, 08/01/20	2,325	2,325
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.800%, 01/01/34	2,000	2,000
Cuyahoga Falls (BAN) (GO)
3.750%, 12/11/08	3,500	3,504
Deerfield Township (BAN) (GO)
3.450%, 11/18/08	5,000	5,000
Fairfield Township, Roadway Improvement (BAN) (GO)
1.851%, 06/10/09	1,000	1,005
Franklin County Healthcare Facility, Creekside at the Village Project (RB) (LOC - KeyBank) (VRDN)
1.950%, 05/01/34	2,335	2,335
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
1.800%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
1.820%, 06/01/16	18,695	18,695
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
1.940%, 11/01/14	2,050	2,050
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
1.770%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
3.250%, 05/21/09	1,270	1,280
Geauga County Healthcare Facilities, Montefiore Housing Corporation Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 01/01/26	1,860	1,860
Hamilton (BAN) (GO)
2.250%, 04/01/09	2,920	2,923
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 11/01/23	940	940
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 09/01/25	635	635
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 12/01/24	5,400	5,400
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 05/01/27	4,500	4,500
Hamilton County Healthcare Facilities, Sisters of Charity Senior Care (RB) (LOC - Fifth Third Bank) (VRDN)
1.870%, 08/01/27	3,655	3,655

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
1.840%, 05/15/28##	$6,800	$6,800
Hudson City School District (BAN) (GO)
2.750%, 03/12/09	2,000	2,006
Hunting Valley, Village Hall Construction Project (BAN) (GO)
2.500%, 07/09/09	4,000	4,012
Jefferson Local School District (BAN) (GO)
4.125%, 11/25/08	1,500	1,502
Kent (BAN) (GO)
4.000%, 10/16/08	1,000	1,001
Lake County (BAN) (GO)
2.500%, 07/16/09	1,250	1,256
Lakewood Educational Facilities, St. Edward’s High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.860%, 08/01/30	1,050	1,050
Lancaster (BAN) (GO)
2.625%, 09/26/08	4,500	4,501
4.000%, 10/16/08	1,000	1,001
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
1.990%, 12/01/10	525	525
1.920%, 06/01/33	1,000	1,000
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.770%, 04/01/37	18,400	18,400
Lucas County Health Care Facilities, Sunset Retirement Community Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
1.880%, 08/15/30	1,235	1,235
Marysville (BAN) (GO)
2.000%, 03/05/09	2,000	2,004
Mayfield (BAN) (GO)
1.800%, 09/09/09	3,700	3,725
Monroe, Water System Improvement Project (BAN) (GO)
2.750%, 08/20/09	3,000	3,017
Montgomery County Healthcare Facilities, Widows Home of Dayton Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 06/01/20	1,835	1,835
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
1.800%, 12/01/25	1,000	1,000
1.900%, 03/01/27	4,100	4,100
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
1.900%, 03/01/27	850	850
1.750%, 04/01/37	15,970	15,970
New Albany (BAN) (GO)
2.500%, 08/05/09	2,360	2,375
Ohio (GO) Series A (VRDN)
1.600%, 03/15/25	2,390	2,390
Ohio Air Quality Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of America) (VRDN)
2.350%, 08/01/29	16,000	16,000
Ohio Higher Educational Facilities Commission, Case Western Reserve University Project (TECP)
1.550%, 11/06/08	3,000	3,000
Ohio State (GO) Series B (VRDN)
1.750%, 08/01/17	4,535	4,535
1.600%, 08/01/21	600	600
1.500%, 03/15/25	6,200	6,200
1.800%, 06/15/26	3,830	3,830
Ohio State (GO) Series C (VRDN)
1.800%, 06/15/26	2,265	2,265
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
1.890%, 12/01/23	7,000	7,000
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
1.800%, 12/01/33	6,700	6,700
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.750%, 02/01/14	7,447	7,447
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
2.550%, 06/01/23	12,050	12,050
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.750%, 11/01/25	200	200
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - KeyBank) (VRDN)
1.750%, 06/01/33	8,000	8,000
Ohio State Higher Educational Facilities Commission (RB) (LOC - Fifth Third Bank) (VRDN)
1.950%, 09/01/25	1,600	1,600
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - KeyBank) (VRDN)
1.950%, 09/01/24	4,200	4,200
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
1.750%, 10/01/31	6,230	6,230
2.550%, 10/01/31	9,150	9,150
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - Bank of America) (VRDN)
2.350%, 12/01/44	6,800	6,800

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
2.350%, 08/01/33	$16,600	$16,600
Ohio State Higher Educational Facilities Commission, Oberlin College 2008 Project (RB) (VRDN)
1.800%, 10/01/48	5,160	5,160
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
1.800%, 10/01/35	9,160	9,160
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
1.800%, 10/01/29	1,545	1,545
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
1.800%, 09/01/24	1,660	1,660
1.800%, 09/01/27	365	365
Ohio State Higher Educational Facilities Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
1.900%, 05/01/42	3,000	3,000
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
1.900%, 05/01/15	5,500	5,500
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
1.900%, 11/01/30	2,800	2,800
Ohio State Infrastructure (GO) Series A (VRDN)
1.750%, 02/01/23	3,100	3,100
Ohio State Pollution Control, Sohio Air Project (RB) (VRDN)
2.300%, 05/01/22	4,700	4,700
Ohio State University (RB) Series B (VRDN)
1.550%, 06/01/35	4,500	4,500
Ohio State University (VRDO) Series 03-C
1.550%, 11/06/08	13,145	13,145
Ohio State University General Receipts (RB) (VRDN)
1.900%, 12/01/27	1,200	1,200
Ohio State Water Development Authority, FirstEnergy Project (RB) (LOC - Wachovia Bank) (VRDN)
1.770%, 12/01/33	8,195	8,195
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
2.450%, 05/15/19	5,650	5,650
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
1.850%, 01/01/34	19,725	19,725
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
1.750%, 11/01/25	2,000	2,000
Olmsted Falls City School District (BAN) (GO)
3.500%, 01/15/09	1,110	1,112
Penta County Career Center (TAN) (GO)
2.000%, 02/26/09	5,500	5,516
Perrysburg (BAN) (GO)
4.000%, 11/06/08	3,923	3,926
2.125%, 08/06/09	2,703	2,711
Port of Greater Cincinnati Development Authority, Sycamore Township Kenwood Central Public Parking Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
1.870%, 02/01/39	2,315	2,315
Sharonville (BAN) (GO)
2.750%, 07/24/09	2,560	2,575
Summit County, Western Reserve Academy Project (RB) (LOC - KeyBank) (VRDN)
1.660%, 10/01/27	5,070	5,070
Sunbury (BAN) (GO)
2.500%, 04/15/09	3,200	3,210
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
1.840%, 12/01/09	11,400	11,400
1.820%, 12/01/10	5,000	5,000
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
1.800%, 05/15/38##	6,600	6,600
Toledo-Lucas County Port Authority, St. Francis de Sales High School (RB) (LOC- Fifth Third Bank) (VRDN)
2.020%, 08/01/25	5,310	5,310
Union County (BAN) (GO)
3.500%, 12/10/08	1,250	1,252
University of Cincinnati (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
1.870%, 06/01/24	8,000	8,000
Upper Arlington (BAN) (GO) Series A
3.500%, 10/01/08	3,972	3,974
Upper Valley Joint Vocational School District (BAN) (GO)
4.000%, 11/25/08	950	951
Vandalia (BAN) (RN)
2.250%, 08/20/09	4,080	4,080
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S Bank) (VRDN)
1.750%, 07/01/31	6,275	6,275
Warren County Healthcare Facilities, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
1.900%, 07/01/23	2,623	2,623
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
2.050%, 09/01/15	5,190	5,190

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
1.820%, 03/01/15	$1,670	$1,670
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC - Wachovia Bank) (VRDN)
1.900%, 12/01/10	5,500	5,500
Total Municipal Securities
(Cost $518,722)		518,722

	Number of Shares
MONEY MARKET FUND — 1.1%
BlackRock Ohio Municipal Money Market Fund	5,692,377	5,692
(Cost $5,692)
TOTAL INVESTMENTS — 100.5%
(Cost $524,414)*		524,414
Other Assets & Liabilities – (0.5)%		(2,854)
TOTAL NET ASSETS — 100.0%		$521,560

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
Pennsylvania — 98.8%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
2.150%, 12/01/33	$4,025	$4,025
2.150%, 12/01/37	3,000	3,000
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC - Citizens Bank) (VRDN)
1.870%, 06/01/35	5,300	5,300
Allegheny County Hospital Development Authority, Healthcare Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
1.900%, 12/01/19	1,430	1,430
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
1.750%, 03/01/18	1,000	1,000
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (VRDN)
1.900%, 03/01/20	4,000	4,000
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,000	2,000
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
1.860%, 08/01/32	1,700	1,700
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/09	385	397
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
1.800%, 12/01/20	6,350	6,350
Beaver County Industrial Development Authority, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
1.770%, 01/01/35	3,400	3,400
Beaver County Industrial Development Authority, FirstEnergy Nuclear Generation (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
1.750%, 04/01/35	6,000	6,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
2.450%, 01/01/35	4,000	4,000
2.430%, 04/01/41	2,745	2,745
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B (LOC - Royal Bank of Scotland) (VRDN)
1.830%, 12/01/41	4,400	4,400
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC - Wachovia Bank) (VRDN)
1.950%, 12/01/30	3,850	3,850
Bucks County Industrial Development Authority, Christian Life Center Project (RB) (LOC - Wachovia Bank) (VRDN)
1.950%, 09/01/19	1,775	1,775
Chester County Industrial Development Authority, Archdiocese of Philadelphia (RB) (LOC - Wachovia Bank) (VRDN)
2.550%, 07/01/31	3,010	3,010
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC - Citizens Bank) (VRDN)
1.880%, 07/01/27	1,900	1,900
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC - Citizens Bank) (VRDN)
1.880%, 12/01/36	4,485	4,485
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
2.300%, 10/01/19	50	50
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
1.700%, 12/01/31	12,705	12,705
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/17	2,000	2,000
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/20	3,000	3,000
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/20	2,300	2,300
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/20	8,500	8,500
Erie County Hospital Authority, Saint Mary’s Home of Erie Project (RB) Series B (LOC - Bank of America) (VRDN)
1.850%, 07/01/38	2,900	2,900
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
1.820%, 11/01/23	2,600	2,600
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
2.000%, 11/15/32	7,950	7,950
Geisinger Authority, Geisinger Health Systems (RB) Series C (VRDN)
2.000%, 08/01/28	500	500
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC - Northern Trust Company) (VRDN)
1.890%, 10/15/25	3,570	3,570
Montgomery County (VRDO) 94-A
1.580%, 10/16/08	5,000	5,000

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
1.820%, 09/15/31	$1,500	$1,500
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
1.950%, 02/01/25	100	100
Montgomery County Industrial Development Authority, PECO Energy Company Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.850%, 10/01/30	2,550	2,550
Pennsylvania State (GO) First Series
5.000%, 01/15/09	2,000	2,025
5.250%, 02/01/09	5,775	5,840
Pennsylvania State (GO) Second Series
5.000%, 10/15/08	1,500	1,505
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
1.820%, 05/01/27	1,900	1,900
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
2.000%, 11/01/25	900	900
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
2.000%, 11/01/29	700	700
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
2.000%, 11/01/30	700	700
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
2.050%, 05/01/25	2,500	2,500
Pennsylvania State Higher Educational Facilities Authority, Student Association Housing Project (RB) Series A (LOC - Citizens Bank) (VRDN)
1.840%, 07/01/38	1,485	1,485
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges and Universities Financing Program (RB) Series I2 (LOC - PNC Bank N.A.) (VRDN)
1.820%, 11/01/21	535	535
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
1.820%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series B (VRDN)
1.950%, 12/01/12	1,600	1,600
Pennsylvania State Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
1.760%, 12/01/38	2,000	2,000
Pennsylvania State Turnpike Commission (RB) Series B-5 (LOC - Bank of America) (VRDN)
1.900%, 12/01/38	4,000	4,000
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
2.550%, 06/01/27	2,000	2,000
2.550%, 06/01/28	2,550	2,550
Pennsylvania State University (RB) Series A (VRDN)
1.790%, 04/01/31	8,175	8,175
1.790%, 03/01/32	3,870	3,870
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
1.950%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
1.880%, 07/01/27	690	690
Philadelphia Authority for Industrial Development, Chestnut Hill Academy (RB) (LOC - Wachovia Bank) (VRDN)
1.900%, 12/01/35	1,645	1,645
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.880%, 10/01/29	3,000	3,000
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
1.770%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
1.770%, 11/01/31	4,700	4,700
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
2.550%, 03/01/27	1,000	1,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
2.200%, 02/15/14	2,900	2,900
2.200%, 07/01/22	4,000	4,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
2.200%, 07/01/25	2,000	2,000
Philadelphia Hospitals & Higher Education Facilities Authority, Wills Eye Hospital Project (RB) (LOC - Chase Manhattan Bank) (VRDN)
1.770%, 11/01/30	3,095	3,095
Quakertown General Authority, Community Medical Center Healthcare System (RB) Series A (LOC - PNC Bank) (VRDN)
1.820%, 07/01/26	6,110	6,110

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
State Public School Building Authority, Montgomery County Community College Project (RB)
3.000%, 05/01/09	$980	$987
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
1.820%, 09/15/09	1,500	1,500
1.930%, 09/15/14	1,100	1,100
1.930%, 09/15/15	1,220	1,220
1.930%, 09/15/18	1,000	1,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
1.930%, 09/15/29	1,500	1,500
1.820%, 09/15/38	3,500	3,500
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
1.900%, 12/01/26	2,910	2,910
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
1.770%, 06/01/27	1,215	1,215
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
1.580%, 07/01/34	8,535	8,535
Total Municipal Securities
(Cost $218,984)		218,984

	Number of Shares
MONEY MARKET FUND — 1.1%
BlackRock Pennsylvania Municipal Money Market Portfolio	2,536,609	2,537
(Cost $2,537)
TOTAL INVESTMENTS — 99.9%
(Cost $221,521)*		221,521
Other Assets & Liabilities – 0.1%		218
TOTAL NET ASSETS — 100.0%		$221,739

*	Also cost for Federal income tax purposes.

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Limited Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.5%
Alabama — 0.4%
Mobile County Industrial Development Authority, ExxonMobil Project (RB) (VRDN)
2.500%, 07/15/32	$3,815	$3,815
Alaska — 3.3%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN)
2.500%, 07/01/37	2,085	2,085
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
2.600%, 07/01/37	4,700	4,700
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
2.600%, 07/01/37	6,800	6,800
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series A (VRDN)
2.500%, 12/01/33	1,000	1,000
Valdez Marine Terminal, Exxon Pipeline Project (RB) Series B (VRDN)
2.500%, 12/01/33	15,200	15,200

		29,785
Arizona — 0.3%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
2.000%, 10/01/30	2,325	2,325
Colorado — 1.5%
City of Colorado Springs, Colorado College Project (RB) Series 2006 (VRDN)
2.550%, 06/01/29	1,255	1,255
Colorado Educational & Cultural Facilities Authority, Jewish Federation of Greater Philadelphia (RB) Series A13 (LOC - Bank of America) (VRDN)
2.450%, 05/01/38	9,885	9,885
Colorado Health Facilities Authority, Colorado West Regional Mental Health Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.810%, 03/01/30	2,920	2,920

		14,060
Delaware — 0.5%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN)
1.950%, 09/01/12	4,250	4,250
District of Columbia — 0.7%
District of Columbia, Family and Child Services (RB) (LOC - Bank of America) (VRDN)
1.900%, 07/01/41	2,890	2,890
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
1.900%, 07/01/31	3,510	3,510

		6,400
Florida — 0.4%
Orange County Industrial Development Authority, Catholic Charities of Central Florida and Diocese of Orlando Projects (RB) Series 2007 (LOC - SunTrust Bank) (VRDN)
2.420%, 07/01/37	4,100	4,100
Georgia — 2.9%
Atlanta (TECP)
2.900%, 09/10/08	6,000	6,000
Georgia State (GO) Series B (ETM)
6.650%, 03/01/09	20	21
Municipal Electric Authority of Georgia, Combustion Turbine Project (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
1.850%, 11/01/29	20,000	20,000

		26,021
Illinois — 7.3%
Bloomington (GO) (VRDN)
1.850%, 06/01/24	12,150	12,150
Illinois Finance Authority, Chicago Historical Society (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.780%, 01/01/36	3,500	3,500
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.850%, 12/01/37	15,000	15,000
Illinois Finance Authority, Elmhurst College (RB) (LOC - Bank of America) (VRDN)
1.900%, 02/01/42	12,500	12,500
Illinois Finance Authority, Gift of Hope Organ & Tissue Donor Network Project (RB) Series 2008 (LOC - JPMorgan Chase) (VRDN)
2.150%, 05/01/38	8,000	8,000
Illinois Finance Authority, Northwestern University (RB) Sub-Series A (VRDN)
1.750%, 12/01/46	2,000	2,000
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
1.990%, 01/01/23	1,150	1,150
Illinois State Educational Facilities Authority, Field Museum of Natural History (RB) (LOC - Bank One) (VRDN)
1.800%, 11/01/34	1,000	1,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
1.830%, 08/01/33	6,100	6,100
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC) (SLGS)
6.000%, 12/01/08	1,000	1,006
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
1.850%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
1.850%, 06/01/23	1,750	1,750

		66,656

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Indiana — 7.2%
Angola Educational Facilities, Tri-State University Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 07/01/26	$8,350	$8,350
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
2.850%, 12/01/08	2,500	2,500
Fishers Redevelopment Authority (BAN)
2.250%, 12/01/08	6,300	6,300
Indian Lake Local School District (BAN) (GO)
4.000%, 12/11/08	2,000	2,003
Indiana State Development Finance Authority, Children’s Museum of Indianapolis (RB) (VRDN)
1.850%, 07/01/33	1,250	1,250
Indiana State Development Finance Authority, Indiana Historical Society (RB) (LOC - Bank One Indiana) (VRDN)
1.850%, 08/01/31	1,000	1,000
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
1.850%, 02/01/36	600	600
Indiana State Development Finance Authority, Indianapolis Museum of Art (RB) (LOC - Bank One) (VRDN)
1.850%, 02/01/37	1,000	1,000
Indiana State Development Finance Authority, Sycamore School Project (RB) (LOC - KeyBank) (VRDN)
2.110%, 08/01/24	3,825	3,825
Indiana State Educational Facilities Authority, Indiana Wesleyan University Project (RB) Series A (LOC - Bank One Indiana) (VRDN)
1.850%, 06/01/28	2,185	2,185
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
2.000%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, Goodwill Industries of Central Indiana (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.850%, 12/01/36	11,400	11,400
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
2.850%, 04/01/20	1,730	1,730
Lawrence Sewage Works (RN) Series A
3.100%, 12/27/08	1,630	1,630
Lawrence Waterworks (RN) Series A
3.100%, 12/27/08	4,845	4,845
Purdue University (RB) Series S (VRDN)
1.900%, 07/01/26	2,475	2,475
St. Joseph County Educational Facilities, Holy Cross College Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.980%, 09/01/25	5,800	5,800

		65,493
Iowa — 0.3%
Iowa Finance Authority, Drake University Project (RB) Series 2008 (LOC - Wells Fargo Bank) (VRDN)
2.450%, 04/01/31	2,600	2,600
Kansas — 2.0%
Burlington (VRDO) Series C-1
1.760%, 11/13/08	1,500	1,500
1.610%, 12/11/08	900	900
Burlington (VRDO) Series C-2
1.700%, 11/13/08	8,200	8,200
1.760%, 11/13/08	1,500	1,500
1.610%, 12/11/08	2,600	2,600
Newton Economic Development Authority, Newton Surgery Center Project (RB) Series A (LOC - Bank of America) (VRDN)
1.900%, 10/01/22	3,100	3,100

		17,800
Kentucky — 1.0%
Shelby County (RB) Series A (LOC - U.S. Bank) (VRDN)
2.300%, 09/01/34	9,400	9,400
Louisiana — 1.2%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.850%, 09/01/08	6,000	6,000
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
1.860%, 07/01/18	5,000	5,000

		11,000
Maryland — 1.5%
Maryland State Economic Development, Associated Catholic Charities (RB) (LOC - PNC Bank) (VRDN)
1.820%, 10/01/29	1,605	1,605
Maryland State Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
1.750%, 02/15/43	3,000	3,000
Maryland State Health and Higher Educational Facilities Authority, Bishop McNamara High School Project (RB) (LOC - PNC Bank) (VRDN)
1.760%, 07/01/32	3,900	3,900

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Maryland — continued
Maryland State Health and Higher Educational Facilities Authority, Roman Catholic Archbishop of Baltimore (RB) (LOC - PNC Bank) (VRDN)
1.760%, 07/01/37	$1,590	$1,590
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.850%, 07/01/34	3,940	3,940

		14,035
Massachusetts — 3.8%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
1.900%, 08/01/16	8,790	8,790
Massachusetts State Health & Educational Facilities Authority, Amherst College (RB) Series H (VRDN)
2.630%, 11/01/33	3,000	3,000
Massachusetts State Health & Educational Facilities Authority, Dana-Farber Cancer Institute (RB) Series L1 (LOC - JPMorgan Chase) (VRDN)
1.800%, 12/01/46	6,550	6,550
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series BB (VRDN)
1.450%, 02/01/34	4,500	4,500
Massachusetts Water Resources Authority, (TECP) Series 99
1.650%, 10/09/08	12,000	12,000

		34,840
Michigan — 3.8%
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 01/01/36	6,910	6,910
Michigan Public Educational Facilities Authority (RN) Series A-1 (LOC - RBS Citizens)
3.000%, 06/22/09	1,615	1,629
Michigan Public Educational Facilities Authority, Holly Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 10/01/34	2,000	2,000
Michigan State (GO) Series A (LOC - DEPFA Bank PLC)
4.000%, 09/30/08	9,000	9,007
Michigan Strategic Fund, Goodwill Industries of Greater Grand Rapids Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 01/01/38	7,750	7,750
Michigan Strategic Fund, YMCA of Metropolitan Detroit Project (RB) (LOC - Bank One) (VRDN)
1.900%, 11/01/33	2,050	2,050
University of Michigan (RB) Series A-2 (VRDN)
2.550%, 12/01/24	5,200	5,200

		34,546
Minnesota — 0.9%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Six-D (VRDN)
1.750%, 04/01/35	8,000	8,000
Mississippi — 0.3%
Mississippi Business Finance Corporation, Chevron USA Project (RB) Series A (VRDN)
2.450%, 12/01/30	2,800	2,800
Missouri — 0.9%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A (VRDN)
2.350%, 12/01/37	7,000	7,000
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series D (VRDN)
2.450%, 09/01/30	1,100	1,100

		8,100
Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
2.000%, 12/01/15	1,020	1,020
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) (VRDN)
1.880%, 06/01/23	9,845	9,845
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series A (VRDN)
2.550%, 06/01/31	1,000	1,000

		10,845
New York — 1.7%
New York City (GO) Series F-5 (LOC - Bayerische Landesbank) (VRDN)
1.730%, 02/15/16	10,000	10,000
New York City Capital Resource, Loan Enhanced Assistance Program (RB) Series A (LOC - Bank of America) (VRDN)
1.830%, 03/01/38	4,000	4,000
New York City Municipal Water Finance Authority Water & Sewer System (RB) Series AA-1 (VRDN)
2.450%, 06/15/32	1,300	1,300

		15,300
North Carolina — 5.6%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
1.860%, 02/01/23	1,955	1,955

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
North Carolina Capital Facilities Finance Agency, Ashville School Project (RB) (LOC - Wachovia Bank) (VRDN)
1.880%, 04/01/27	$1,505	$1,505
North Carolina Capital Facilities Finance Agency, Catawba College (RB) (LOC - Wachovia Bank) (VRDN)
1.850%, 10/01/31	5,380	5,380
North Carolina Capital Facilities Finance Agency, Elon College (RB) Series A (LOC - Bank of America) (VRDN)
1.850%, 01/01/14	3,405	3,405
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
1.760%, 01/01/20	5,965	5,965
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
1.850%, 06/01/18	700	700
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
1.880%, 12/01/20	9,175	9,175
North Carolina Educational Facilities Finance Agency, Ravenscroft School Project (RB) (LOC - Wachovia Bank) (VRDN)
1.880%, 08/01/20	1,820	1,820
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
1.860%, 09/01/21	1,300	1,300
University of North Carolina (RB) Series B (VRDN)
1.900%, 12/01/25	3,000	3,000
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
1.850%, 12/01/25	12,815	12,815
Wake County (GO)
5.000%, 03/01/09	1,100	1,118
Wake County (GO) Series B (VRDN)
1.820%, 03/01/24	3,300	3,300

		51,438
Ohio — 13.6%
Butler County (BAN) (GO)
2.250%, 08/06/09	3,500	3,516
Clark County (BAN) (GO) (VRDN)
2.000%, 05/06/09	1,275	1,277
Clinton County (BAN) (GO)
2.500%, 10/23/08	2,450	2,452
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.950%, 06/01/30	1,880	1,880
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.800%, 01/01/34	4,800	4,800
Evendale, Evendale Commons Project (TIB) (RN) (LOC - Fifth Third Bank)
3.250%, 05/14/09	4,260	4,282
Fairfield Township (BAN) (GO)
2.750%, 06/10/09	3,225	3,245
Hamilton City (BAN) (GO)
4.000%, 09/11/08	1,000	1,000
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 05/01/27	4,995	4,995
Hamilton County Healthcare Facilities, Episcopal (RB) Series A (LOC - KeyBank) (VRDN)
1.950%, 06/01/35	650	650
Hilliard School District, Wastewater System (BAN) (GO)
2.250%, 07/01/09	3,500	3,507
Lakewood (BAN)
2.125%, 04/16/09	3,750	3,757
Logan County (BAN) (GO) Series B
2.625%, 12/18/08	4,750	4,758
Marysville (BAN) (GO)
3.500%, 01/23/09	1,805	1,809
2.500%, 06/03/09	5,585	5,608
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
4.000%, 09/11/08	4,725	4,726
Marysville Exempt Village School District (BAN) (GO)
2.875%, 05/21/09	545	548
Mason City School District (BAN)
2.750%, 02/05/09	3,000	3,009
Mayfield Heights (BAN) (GO)
2.500%, 08/20/09	3,600	3,624
Miami County (BAN) (GO)
4.000%, 11/27/08	2,235	2,238
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
1.900%, 03/01/27	8,000	8,000
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
1.750%, 04/01/37	7,500	7,500
North Ridgeville (BAN) (GO) Series 1
2.500%, 12/04/08	4,000	4,004
Ohio State (GO) Series B (VRDN)
1.500%, 03/15/25	6,500	6,500
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC - Fifth Third Bank) (VRDN)
1.750%, 11/01/25	675	675
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
1.800%, 09/01/24	1,165	1,165
Ohio State University (VRDO) Series 03-C
1.550%, 11/06/08	5,500	5,500
Orrville (BAN) (GO)
4.000%, 09/17/08	2,180	2,180
2.375%, 06/30/09	3,570	3,576
Perrysburg (BAN) (GO)
2.125%, 05/21/09	2,250	2,252

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 12/01/22	$3,710	$3,710
Summit County Port Authority (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 02/01/28	2,600	2,600
Trenton (BAN) (GO)
2.500%, 03/12/09	2,385	2,385
University of Cincinnati (BAN) (RB) Series A
3.250%, 01/14/09	5,750	5,761
Warren County (BAN) (GO)
4.150%, 09/05/08	1,610	1,610
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 12/01/26	1,480	1,480
West Chester Township (BAN) (GO)
2.500%, 05/07/09	2,610	2,622
2.500%, 05/07/09	1,010	1,015

		124,216
Oregon — 2.0%
Oregon State (GO) Series 73-F (VRDN)
1.750%, 12/01/17	8,500	8,500
Yamhill County, George Fox University Project (RB) Series A (LOC - Bank of America) (VRDN)
1.900%, 10/01/35	9,955	9,955

		18,455
Pennsylvania — 10.7%
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
1.750%, 03/01/18	300	300
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN)
1.900%, 03/01/18	950	950
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,575	2,575
Allentown Commercial and Industrial Development, Diocese of Allentown (RB) (LOC - Wachovia Bank) (VRDN)
2.550%, 12/01/29	7,750	7,750
Chester County Industrial Development Authority, Archdiocese of Philadelphia (RB) (LOC - Wachovia Bank) (VRDN)
2.550%, 07/01/31	1,500	1,500
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/20	1,600	1,600
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
1.750%, 12/01/20	4,600	4,600
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC - PNC Bank) (VRDN)
1.820%, 11/01/23	2,200	2,200
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
2.000%, 08/01/22	3,000	3,000
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
1.820%, 09/15/31	3,000	3,000
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC - PNC Bank) (VRDN)
1.840%, 11/01/37	5,000	5,000
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC - Citizens Bank) (VRDN)
1.850%, 12/01/20	1,600	1,600
Montgomery County Industrial Development Authority, PECO Energy Company Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.850%, 10/01/30	7,910	7,910
Pennsylvania State (GO) First Series
5.250%, 02/01/09	8,465	8,580
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
1.820%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
2.550%, 06/01/27	6,950	6,950
2.550%, 06/01/28	4,990	4,990
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
1.900%, 12/01/19	9,000	9,000
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
1.950%, 12/01/14	2,100	2,100
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
1.880%, 07/01/27	215	215
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC - Wachovia Bank) (VRDN)
1.880%, 10/01/29	1,165	1,165
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
1.770%, 11/01/31	100	100
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
2.550%, 03/01/27	5,500	5,500

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
1.890%, 11/01/32	$2,400	$2,400
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
2.200%, 07/01/25	1,835	1,835
Quakertown General Authority, Community Medical Center Healthcare System (RB) Series A (LOC - PNC Bank) (VRDN)
1.820%, 07/01/26	1,255	1,255
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
1.820%, 09/15/09	430	430
1.930%, 09/15/14	500	500
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
1.820%, 09/15/28	500	500
1.930%, 09/15/29	960	960
1.820%, 09/15/38	2,500	2,500
1.820%, 09/15/40	4,300	4,300

		97,965
South Carolina — 1.5%
South Carolina Educational Facilities Authority, Furman University (RB) Series B (VRDN)
2.450%, 10/01/39	5,355	5,355
South Carolina Jobs-Economic Development Authority, Presbyterian Home of South Carolina Project (RB) (LOC - Wachovia Bank) (VRDN)
1.900%, 12/01/21	1,745	1,745
South Carolina Jobs-Economic Development Authority, The Arts Partnership of Greater Spartenburg Project (RB) (LOC - Wachovia Bank) (VRDN)
1.880%, 06/30/18	1,400	1,400
South Carolina Public Service Authority (TECP)
1.680%, 10/07/08	5,500	5,500

		14,000
Tennessee — 5.5%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
1.850%, 01/01/19	5,575	5,575
Blount County Public Building Authority (RB) Series E-2-A (LOC - SunTrust Bank) (VRDN)
2.420%, 06/01/31	12,300	12,300
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
2.450%, 07/01/34	10,000	10,000
2.450%, 11/01/35	480	480
County of Shelby (GO) Series C (VRDN)
1.800%, 12/01/31	5,250	5,250
Hendersonville Industrial Development Board (TIB) Series A (LOC - Fifth Third Bank) (VRDN)
2.020%, 05/01/36	7,500	7,500
Metropolitan Government Nashville & Davidson County Industrial Development Board, Nashville Public Radio (RB) (LOC - Fifth Third Bank) (VRDN)
2.020%, 04/01/22	2,000	2,000
Montgomery County Public Building Authority Pooled Financing, Tennessee County Loan Pool (RB) (LOC - Bank of America) (VRDN)
1.900%, 03/01/25	6,840	6,840

		49,945
Texas — 6.8%
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
2.200%, 08/15/21	10,100	10,100
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
1.850%, 06/01/25	4,000	4,000
Houston Independent School District (GO) (PSF- GTD) (VRDN)
1.850%, 06/15/31	4,905	4,905
Northside Independent School District (GO) Series A (PSF-GTD)
2.000%, 08/01/33	8,830	8,830
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
1.930%, 03/01/30	7,700	7,700
1.850%, 03/15/35	20,000	20,000
San Antonio Educational Facilities Corporation, Trinity University (RB) (VRDN)
2.350%, 06/01/33	1,000	1,000
Texas Water Development Board (RB) Series 2007A (VRDN)
2.550%, 07/15/19	5,174	5,174

		61,709
Utah — 0.1%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	1,000	1,035
Virginia — 4.5%
Fairfax County (GO) Series A (State Aid Withholding)
5.000%, 04/01/09	5,000	5,099
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN)
1.600%, 02/15/38	15,800	15,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
1.750%, 02/15/38	3,100	3,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
1.750%, 02/15/38	1,100	1,100

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — continued
Virginia Small Business Financing Authority, Virginia Museum of Fine Arts Foundation Project (RB) Series 2005 (LOC - Wachovia Bank) (VRDN)
1.830%, 08/01/35	$8,500	$8,500
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation (RB) Series 2000 (LOC - Wachovia Bank) (VRDN)
1.840%, 10/01/35	7,820	7,820

		41,419
Washington — 1.9%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN)
1.920%, 06/01/19	10,000	10,000
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
1.850%, 01/01/32	4,600	4,600
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
1.830%, 10/01/29	2,550	2,550

		17,150
Wisconsin — 1.8%
Byron Industrial Development, Ocean Spray Project (RB) (LOC - Wachovia Bank) (VRDN)
1.900%, 12/01/20	4,400	4,400
Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - Firstar Bank) (VRDN)
1.900%, 07/01/14	1,845	1,845
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) (LOC - JPMorgan Chase Bank) (VRDN)
1.820%, 08/15/36	10,000	10,000

		16,245
Wyoming — 1.3%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
2.000%, 11/01/14	3,800	3,800
Lincoln County Pollution Control, Exxon Project (RB) Series 1985 (VRDN)
2.000%, 08/01/15	1,800	1,800
Uinta County, Amoco Project (RB) (VRDN)
2.500%, 07/01/26	6,600	6,600

		12,200
Total Municipal Securities
(Cost $898,968)		898,968

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.1%
BlackRock Liquidity Funds MuniFund	10,252,801	$10,253
(Cost $10,253)
TOTAL INVESTMENTS — 99.6%
(Cost $909,221)*		909,221
Other Assets & Liabilities – 0.4%		3,729
TOTAL NET ASSETS — 100.0%		$912,950

*	Also cost for Federal income tax purposes.

BAN — Bond Anticipation Note

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

PSF-GTD — Public School Fund—Guaranteed

RB — Revenue Bond RN — Revenue Note

SLGS — State and Local Government Series

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on August 31, 2008, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 97.3%
U.S. Treasury Bills† — 93.5%
1.288%, 09/04/08	$8,000	$7,999
1.611%, 09/04/08	12,000	11,998
1.680%, 09/04/08	10,000	9,999
1.703%, 09/04/08	10,000	9,999
1.750%, 09/04/08	10,000	9,998
1.554%, 09/11/08	15,000	14,993
1.567%, 09/11/08	10,000	9,996
1.597%, 09/11/08	11,000	10,995
1.622%, 09/11/08	12,000	11,995
1.687%, 09/11/08	10,000	9,995
1.831%, 09/11/08	20,000	19,990
1.707%, 09/15/08	35,000	34,977
1.712%, 09/15/08	15,000	14,990
1.889%, 09/15/08	15,000	14,989
1.892%, 09/15/08	20,000	19,985
1.321%, 09/18/08	8,000	7,995
1.622%, 09/18/08	10,000	9,992
1.628%, 09/18/08	5,000	4,996
1.734%, 09/18/08	10,000	9,992
1.860%, 09/18/08	5,000	4,996
1.896%, 09/18/08	15,000	14,987
1.962%, 09/18/08	20,000	19,981
1.399%, 09/25/08	15,000	14,986
1.554%, 09/25/08	15,000	14,984
1.610%, 09/25/08	15,000	14,984
1.674%, 09/25/08	10,000	9,989
1.699%, 09/25/08	15,000	14,983
1.520%, 10/02/08	25,000	24,967
1.584%, 10/02/08	10,000	9,986
1.634%, 10/02/08	15,000	14,979
1.630%, 10/09/08	10,000	9,983
1.482%, 10/16/08	20,000	19,963
1.550%, 10/16/08	25,000	24,952
1.550%, 10/23/08	10,000	9,978
2.061%, 10/23/08	20,000	19,940
1.860%, 10/30/08	10,000	9,969
1.480%, 11/06/08	10,000	9,973
1.692%, 11/06/08	10,000	9,969
2.180%, 11/06/08	15,000	14,940
1.539%, 11/13/08	20,000	19,938
1.690%, 11/13/08	5,000	4,983
1.820%, 11/13/08	10,000	9,963
1.834%, 11/13/08	10,000	9,963
1.609%, 11/20/08	25,000	24,911
1.674%, 11/28/08	20,000	19,918
2.010%, 11/28/08	20,000	19,902
1.698%, 12/04/08	10,000	9,956
1.800%, 12/11/08	10,000	9,949
1.760%, 12/18/08	30,000	29,842
1.711%, 12/26/08	15,000	14,917
1.722%, 12/26/08	10,000	9,944
1.775%, 12/26/08	20,000	19,886

		739,434
U.S. Treasury Note — 3.8%
4.625%, 09/30/08	30,000	30,065
Total U.S. Treasury Obligations
(Cost $769,499)		769,499

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.8%
BlackRock Treasury Trust Fund	6,033,425	$6,033
(Cost $6,033)
TOTAL INVESTMENTS — 98.1%
(Cost $775,532)*		775,532
Other Assets & Liabilities – 1.9%		14,901
TOTAL NET ASSETS — 100.0%		$790,433

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board of Trustees has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased, as well as all of the investments in of the Money Market Funds, other than investments in other Money Market funds, are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short term investments held as collateral for loaned securities are also valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the New York Stock Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the New York Stock Exchange) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

In September 2006, FASB issued Statement No. 157 Fair Value Measurements (“Statement 157”). In accordance with Statement 157, Fair Value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds adopted Statement 157 as of the commencement of investment operations on June 1, 2008. The adoption of Statement 157 did not have any material effect on the amounts reported in the Schedules of Investments.

The market value table below illustrates the valuation hierarchy of securities as of August 31, 2008.

	Valuation Inputs (in thousands)
	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Balanced Allocation Fund	$149,791	$82,746	$—	$232,537	$(8)	$—	$—	$(8)
International Equity Fund	92,820	288,611	—	381,431	(272)	—	—	(272)
Large Cap Core Equity Fund	193,721	10,452	—	204,173	(42)	—	—	(42)
Large Cap Growth Fund	437,695	29,520	—	467,215	(104)	—	—	(104)
Large Cap Value Fund	595,844	—	—	595,844	—	—	—	—
Mid Cap Value Fund	296,044	14,965	—	311,009	—	—	—	—
Multi-Factor Mid Cap Growth Fund	35,566	2,921	—	38,487	—	—	—	—
Multi-Factor Small Cap Core Fund	47,713	6,416	—	54,129	—	—	—	—
Multi-Factor Small Cap Focused Value Fund	6,015	660	—	6,675	—	—	—	—
Multi-Factor Small Cap Growth Fund	7,023	557	—	7,580	—	—	—	—
Multi-Factor Small Cap Value Fund	192,705	28,772	—	221,477	66	—	—	66
S&P 500® Index Fund	154,700	3,401	—	158,101	–(A)	—	—	–(A)
Small Cap Core Fund	260,890	36,268	—	297,158	34	—	—	34
Small Cap Growth Fund	36,749	3,241	—	39,990	—	—	—	—
Bond Fund	24,869	319,517	—	344,386	—	—	—	—
Government Mortgage Fund	3,202	197,605	—	200,807	—	—	—	—
High Yield Bond Fund	1,165	8,011	—	9,176	—	—	—	—
Intermediate Bond Fund	33,166	368,106	—	401,272	—	—	—	—
Limited Maturity Bond Fund	19,655	152,499	—	172,154	—	—	—	—
Total Return Advantage Fund	50,680	424,130	23	474,833	—	148	—	148
Ultra Short Bond Fund	7,820	71,040	—	78,860	—	—	—	—
Intermediate Tax Exempt Bond Fund	637	71,569	—	72,206	—	—	—	—
Michigan Intermediate Municipal Bond Fund	2,284	41,198	—	43,482	—	—	—	—
Ohio Intermediate Tax Exempt Bond Fund	4,216	114,687	—	118,903	—	—	—	—
Pennsylvania Intermediate Municipal Bond Fund	856	35,118	—	35,974	—	—	—	—

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2008 (Unaudited)

	Valuation Inputs (in thousands)
	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Government Money Market Fund	$20,994	$965,671	$—	$986,665	$—	$—	$—	$—
Money Market Fund	40,133	3,188,537	—	3,228,670	—	—	—	—
Ohio Municipal Money Market Fund	5,692	518,722	—	524,414	—	—	—	—
Pennsylvania Tax Exempt Money Market Fund	2,537	218,984	—	221,521	—	—	—	—
Tax Exempt Money Market Fund	10,253	898,968	—	909,221	—	—	—	—
Treasury Money Market Fund	6,033	769,499	—	775,532	—	—	—	—

*	Other financial instruments are derivative instruments not reflected in the total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.
(A)	Value is less than $500.

To determine the valuation hierarchy, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels characterized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a reconciliation of securities in which significant unobservable inputs (Level 3) were used in determining a fair valuation greater than $500:

	Level 3 Reconciliation (in thousands)
	Investments in Securities
	Balance as of 05/31/08	Accrued Discount (Premium)		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers in and/or out of Level 3	Balance as of 08/31/08
Total Return Advantage Fund	$38	$—	(a)	$—	(a)	$—	(a)	$(15)	$—	$23

(a)	Amount represents less than $500.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Affiliated Funds

Pursuant to SEC rules, the Equity, Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

3. Subsequent Events

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Trust. As a result, Union Bank of California, National Association, as Securities Lending Agent, took possession of the collateral and repurchased the securities in the Funds through open market purchases. There was no loss to the Funds as a result of this action.

On October 24, 2008, National City Corporation (“National City”) and the PNC Financial Services Group, Inc. (“PNC”) announced that they have signed a definitive agreement for PNC to acquire National City. National City is the indirect parent company of Allegiant Asset Management Company (the “Adviser”), investment adviser to the Allegiant Funds (the “Funds”). PNC Global Investment Servicing (U.S.) Inc., the Co-Administrator to the Funds, is a wholly owned subsidiary of PNC. The proposed transaction is currently expected to close by December 31, 2008.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date October 27, 2008

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date October 27, 2008

*	Print the name and title of each signing officer under his or her signature.